As filed with the Securities and Exchange Commission on February 19, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares		Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 3.1%
3,750,000		ALM Loan Funding, Series 2012-6A-C	4.99%	# ^	06/14/2023	3,777,787
103,509		ARES Ltd., Series 2006-5RA-A2	0.49%	# ^	02/24/2018	103,499
10,840,750		ARES Ltd., Series 2006-6RA-A2	0.52%	#	03/12/2018	10,720,299
91,317,987		ARES Ltd., Series 2011-16A-AR	1.22%	# ^	05/17/2021	90,694,736
25,000,000		ARES Ltd., Series 2013-1A-B	1.99%	# ^	04/15/2025	24,409,815
6,500,000		ARES Ltd., Series 2013-1A-D	3.99%	# ^	04/15/2025	6,274,161
319,255		Atrium Corporation, Series 3A-A1	0.57%	# ^	10/27/2016	319,212
3,125,511		Black Diamond Ltd., Series 2005-1A-A1	0.52%	# ^	06/20/2017	3,104,764
25,000,000		BlueMountain Ltd., Series 2012-2A-A1	1.66%	# ^	11/20/2024	24,917,622
19,000,000		BlueMountain Ltd., Series 2012-2A-B1	2.30%	# ^	11/20/2024	18,807,698
16,150,000		BlueMountain Ltd., Series 2012-2A-C	2.99%	# ^	11/20/2024	15,863,087
128,870,839		BMI Trust, Series 2013-1AR-A1R	1.18%	# ^	08/01/2021	127,862,561
17,000,000		Brookside Mill Ltd., Series 2013-1A-C1	2.94%	# ^	04/17/2025	16,604,850
9,500,000		Canyon Capital Ltd., Series 2012-1A-B1	2.19%	# ^	01/15/2024	9,326,690
3,000,000		Cent Ltd., Series 2005-10A-D	1.99%	# ^	12/15/2017	2,882,784
2,500,000		Centurion Ltd., Series 2005-8X-C	2.24%	#	03/08/2017	2,469,753
10,500,000		Crown Point Ltd., Series 2012-1A-A1LB	1.74%	# ^	11/21/2022	10,414,394
898,732		Dryden Leveraged Loan, Series 2005-8A-A	0.49%	# ^	05/22/2017	894,812
4,000,000		Dryden Senior Loan Fund, Series 2012-24A-D	4.99%	# ^	11/15/2023	4,025,980
10,000,000		Dryden Senior Loan Fund, Series 2012-25A-B1	2.49%	# ^	01/15/2025	9,951,604
10,000,000		Fortress Credit Ltd., Series 2013-1A-A	1.42%	# ^	01/19/2025	9,815,295
10,000,000		Fortress Credit Ltd., Series 2013-1A-B	2.14%	# ^	01/19/2025	9,658,741
13,000,000		Galaxy Ltd., Series 2013-15A-B	2.09%	# ^	04/15/2025	12,754,145
13,100,000		Galaxy Ltd., Series 2013-15A-C	2.84%	# ^	04/15/2025	12,647,856
6,125,000		Galaxy Ltd., Series 2013-15A-D	3.64%	# ^	04/15/2025	5,879,561
3,364,828		Gannett Peak Ltd., Series 2006-1A-A1A	0.49%	# ^	10/27/2020	3,346,855
37,000,000		GLG Ore Hill Ltd., Series 2013-1A-A	1.36%	# ^	07/15/2025	36,143,974
30,000,000		ICE Global Credit Ltd., Series 2013-1A-A1	1.99%	# ^	04/20/2024	29,580,000
25,000,000		ICE Global Credit Ltd., Series 2013-1A-B2	2.79%	# ^	04/20/2024	24,032,500
4,500,000		Kingsland Ltd., Series 2005-1A-C1	2.04%	# ^	06/13/2019	4,428,139
500,000		Kingsland Ltd., Series 2005-1A-C2	6.13%	^	06/13/2019	498,570
5,304,652		KKR Financial Corporation, Series 2006-1A-A1	0.52%	# ^	08/25/2018	5,266,295
13,221,787		KKR Financial Corporation, Series 2007-AA-A	0.99%	# ^	10/15/2017	13,127,345
20,000,000		KVK Ltd., Series 2013-1A-A	1.64%	# ^	04/14/2025	19,869,101
3,000,000		LCM LP, Series 10X-A	1.72%	#	04/15/2022	2,999,348
3,650,000		LCM LP, Series 11A-D2	4.19%	# ^	04/19/2022	3,576,350
20,000,000		LCM LP, Series 12A-A	1.71%	# ^	10/19/2022	20,032,655
12,600,000		LCM LP, Series 13A-C	3.14%	# ^	01/19/2023	12,468,084
17,000,000		Marathon Ltd., Series 2013-5A-A2A	2.59%	# ^	02/21/2025	17,089,288
2,000,000		Marea Ltd., Series 2012-1A-D	4.79%	# ^	10/16/2023	2,010,623
9,000,000		Nomad Ltd., Series 2013-1A-B	3.22%	# ^	01/15/2025	8,920,106
3,500,000		Nomad Ltd., Series 2013-1A-C	3.77%	# ^	01/15/2025	3,374,552
30,000,000		Northwoods Capital Corporation, Series 2012-9A-A	1.67%	# ^	01/18/2024	29,899,797
25,000,000		Oak Hill Credit Partners, Series 2012-7A-A	1.66%	# ^	11/20/2023	24,941,315
18,000,000		Oak Hill Credit Partners, Series 2012-7A-B1	2.49%	# ^	11/20/2023	18,059,823
2,771,736		OCP Ltd., Series 2012-2A-X2	1.72%	# ^	11/22/2023	2,776,299
10,000,000		OCP Ltd., Series 2013-3A-B	2.99%	# ^	01/17/2025	9,693,466
10,000,000		OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.29%	# ^	04/20/2021	9,974,167
25,000,000		Race Point Ltd., Series 2012-7A-A	1.66%	# ^	11/08/2024	24,925,019
24,000,000		Race Point Ltd., Series 2012-7A-B	2.49%	# ^	11/08/2024	23,880,569
5,500,000		Race Point Ltd., Series 2013-8A-B	2.14%	# ^	02/20/2025	5,465,306
3,200,000		Saturn Ltd., Series 2007-1A-D	4.24%	# ^	05/13/2022	2,899,831
25,000,000		Symphony Ltd., Series 2013-11A-B1	2.44%	# ^	01/17/2025	25,134,500
589,428		TCW Global Project Fund Ltd., Series 2004-1A-REV	0.89%	# ^	06/15/2016	589,428
2,000,000		WhiteHorse Ltd., Series 2006-1A-B1L	2.09%	# ^	05/01/2018	1,982,536
50,000,000		WhiteHorse Ltd., Series 2012-1A-A1L	1.67%	# ^	02/03/2025	49,673,165
59,000,000		Wind River Ltd., Series 2012-1A-A	1.64%	# ^	01/15/2024	58,409,262
17,000,000		Wind River Ltd., Series 2012-1A-B1	2.34%	# ^	01/15/2024	16,496,383
13,750,000		Wind River Ltd., Series 2012-1A-C1	3.29%	# ^	01/15/2024	13,667,670
Total Collateralized Loan Obligations (Cost $963,976,856)						959,414,027

Non-Agency Commercial Mortgage Backed Obligations - 7.0%
19,741,000		Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	21,556,698
18,915,000		Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	19,808,857
11,700,000		Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.64%	#	04/10/2049	13,024,048
52,650,000		Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	56,441,537
302,799,088		Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.36%	# ^ I/O	02/10/2051	2,809,067
2,299,832		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	2,298,773
8,369,856		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	8,419,724
4,447,462		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	4,447,731
12,500,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	12,972,156
19,225,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	20,932,766
28,771,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.71%	#	06/11/2040	32,287,449
12,815,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.83%	# ^	06/11/2050	12,506,447
9,500,000		Boca Hotel Portfolio Trust, Series 2013-BOCA-E	3.92%	# ^	08/15/2026	9,527,892
1,074,780		Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	1,074,780
3,461,313		CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.33%	#	01/15/2046	3,505,988
37,500,000		CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.35%	#	01/15/2046	40,313,306
3,005,129		CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	3,097,382
479,140,275		CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	891,680
77,690,000		CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	80,500,785
20,000,000		CGBAM Commercial Mortgage Trust, Series 2013-BREH-E	4.52%	# ^	05/15/2030	20,303,540
14,503,000		Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	15,108,341
778,095		Citigroup Commercial Mortgage Trust, Series 2006-C4-ASB	5.78%	#	03/15/2049	779,467
14,140,000		Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	15,610,963
11,250,000		Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	12,499,268
303,083,776		Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.24%	# ^ I/O	09/10/2045	34,932,224
7,650,000		COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	7,159,792
22,750,000		COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	25,188,379
95,205,702		Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.50%	# ^ I/O	12/10/2044	12,682,590
4,700,000		Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	5,141,882
73,744		Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.80%	#	12/10/2049	73,675
8,494,191		Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.86%	# ^	12/10/2049	7,590,732
40,210,494		Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.94%	# I/O	08/15/2045	4,447,844
188,770,564		Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.20%	# I/O	10/15/2045	23,356,299
18,462,276		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.11%	# ^	11/17/2026	18,509,992
3,500,000		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.77%	# ^	11/17/2026	3,480,704
3,200,000		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.32%	# ^	11/17/2026	3,208,046
92,995,170		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.89%	# ^ I/O	12/17/2014	1,680,423
70,506,326		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.53%	# ^ I/O	12/17/2014	1,037,712
4,000,000		Commercial Mortgage Pass-Through Certificates, Series 2013-FL3-RRI2	4.42%	# ^	10/13/2028	4,021,226
2,476,363		Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	2,570,117
767,880		Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	768,105
7,675,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	8,153,233
4,750,000		Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.79%	#	06/15/2038	4,714,477
2,135,663		Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.79%	#	06/15/2038	2,318,469
51,221,320		Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	54,795,364
23,214,036		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.34%	# ^	10/15/2021	23,076,261
4,760,539		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-KERB	0.62%	# ^	09/15/2021	4,683,050
5,963,456		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-SVA1	0.40%	# ^	10/15/2021	5,950,214
1,153,445,986		Credit Suisse Mortgage Capital Certificates, Series 2007-C1-ASP	0.35%	# I/O	02/15/2040	670,152
8,000,000		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.32%	# ^	02/15/2022	7,905,084
24,000,000		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-C	0.34%	# ^	02/15/2022	23,322,144
3,874,709		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.54%	# ^	02/15/2022	3,697,666
16,900,000		Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	18,308,378
8,800,000		Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,478,955
5,150,000		Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,565,693
10,000,000		Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/16/2043	10,913,025
15,000,000		Credit Suisse Mortgage Capital Certificates, Series 2017-3TA-H8	5.76%	#	09/15/2039	15,674,490
14,554,963		DBRR Trust, Series 2011-C32-A3B	5.73%	# ^	06/17/2049	15,978,962
1,965,875		DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	1,965,285
200,498,365		DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.42%	# ^ I/O	07/10/2044	11,420,988
15,519,081		DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	15,790,153
8,000,000		Del Coronado Trust, Series 2013-HDC-D	2.12%	# ^	03/15/2026	7,946,788
9,550,000		Del Coronado Trust, Series 2013-HDC-E	2.82%	# ^	03/15/2026	9,418,148
5,500,000		Del Coronado Trust, Series 2013-HDMZ-M	5.17%	# ^	03/15/2018	5,546,897
3,500,000		Extended Stay America Trust, Series 2013-ESFL-DFL	3.31%	# ^	12/05/2031	3,454,582
8,000,000		Extended Stay America Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	7,846,595
5,625,000		Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	5,655,810
7,000,000		GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.33%	#	07/10/2039	7,125,951
11,781,000		GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	12,261,099
2,898,969		GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	2,907,372
14,950,000		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	14,046,041
4,477,586		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.48%	# ^	11/05/2019	4,444,004
6,500,000		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.65%	# ^	11/05/2019	6,451,250
20,540,000		Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	21,825,650
7,000,000		Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.82%	#	07/10/2038	7,651,938
3,766,667		Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.05%	#	12/10/2049	3,704,880
8,350,000		Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	9,170,767
43,194,500		Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	46,076,653
21,460,000		Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	22,704,594
12,100,000		GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.59%	#	04/10/2038	12,190,351
9,055,000		GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	9,807,769
162,095,923		GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.05%	# ^ I/O	04/10/2038	187,383
59,414,000		GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	58,459,900
25,000,000		GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	27,438,987
35,237,557		GS Mortgage Securities Corporation, Series 2011-GC3-X	1.09%	# ^ I/O	03/10/2044	1,435,296
115,560,792		GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.16%	# ^ I/O	01/10/2045	13,816,737
3,115,693		GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	3,126,249
3,700,000		GS Mortgage Securities Corporation, Series 2013-KYO-A	1.02%	# ^	11/08/2029	3,686,099
1,500,000		GS Mortgage Securities Corporation, Series 2013-KYO-D	2.77%	# ^	11/08/2029	1,496,201
19,500,000		GS Mortgage Securities Corporation, Series 2013-KYO-E	3.77%	# ^	11/08/2029	19,522,981
693,835		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	699,632
873,912		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	874,427
447,192		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	448,527
19,422,451		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	19,484,681
21,995,321		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.68%	# ^ I/O	01/12/2037	135,799
4,662,596		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	4,714,439
20,580,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	21,465,228
90,354,963		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.25%	# ^ I/O	10/15/2042	382,834
9,704,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	5.86%	#	04/15/2045	10,704,652
135,085,809		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.54%	# I/O	05/15/2045	1,782,795
7,834,172		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	8,392,052
24,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	26,145,228
172,505,373		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.27%	# I/O	06/12/2047	1,530,295
20,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.87%	#	02/12/2051	22,667,830
1,258,609,546		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.15%	# ^ I/O	02/12/2051	11,946,722
6,900,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	7,590,031
15,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.71%	#	02/12/2049	16,144,943
34,390,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.00%	#	02/15/2051	38,201,960
11,336,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	12,155,156
4,044,738		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	4,066,839
3,135,371		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	3,185,129
228,172,221		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.99%	# I/O	05/15/2045	23,383,774
478,077,757		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.16%	# I/O	10/15/2045	54,767,632
198,154,749		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.01%	# I/O	06/15/2045	19,519,234
16,350,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.83%	# ^	10/15/2025	16,443,882
19,700,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.03%	# ^	10/15/2025	19,762,055
9,700,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.54%	# ^	10/15/2025	9,739,169
1,550,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-E	3.43%	# ^	10/15/2025	1,545,078
20,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66%	# ^	07/17/2026	20,062,270
12,300,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.97%	# ^	04/15/2028	12,311,377
8,300,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.87%	# ^	04/15/2028	8,268,140
7,550,000		LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.88%	# ^	07/15/2044	8,367,084
5,614,000		LB-UBS Commercial Mortgage Trust, Series 2004-C7-B	4.84%	#	10/15/2036	5,761,244
4,150,000		LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,351,806
20,600,000		LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	21,812,011
157,986,580		LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	# ^ I/O	11/15/2038	2,643,510
44,700,000		LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	45,362,208
38,308,952		LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	42,216,829
46,289,000		LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	48,988,528
172,764,153		Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.67%	# I/O	11/15/2026	3,495,796
9,661,911		Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	9,817,222
9,912,000		Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	9,887,344
858,328		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.29%	#	12/12/2049	857,263
42,850,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	45,119,657
314,634,757		Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	4,226,017
10,650,000		Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	11,059,019
3,400,000		Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	3,605,566
5,729,266		Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.42%	#	04/12/2049	5,643,834
11,458,531		Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.60%	#	04/12/2049	11,623,586
4,372,000		Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,761,257
18,745,356		Morgan Stanley Capital, Inc., Series 2007-XLF9-J	2.27%	# ^	12/15/2020	18,446,180
7,686,981		Morgan Stanley Capital, Inc., Series 2008-T29-AAB	6.28%	#	01/11/2043	8,048,907
5,022,000		Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	5,134,390
48,500,000		Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	40,740,000
2,638,128		Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	2,690,890
5,594,930		RREF LLC, Series 2013-LT2-A	2.83%	^	05/22/2028	5,608,632
1,070,520		SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	1,073,216
16,746,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	17,787,124
107,743,996		UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.17%	# ^ I/O	08/10/2049	13,162,007
5,840,000		Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.34%	#	12/15/2044	6,210,434
52,800,000		Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	49,978,500
19,500,000		Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	20,972,689
10,000,000		Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.37%	# ^	12/15/2043	9,514,115
31,858,000		Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	30,780,116
20,516,700		Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.92%	#	02/15/2051	20,660,245
9,250,000		Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.92%	#	02/15/2051	10,238,663
88,008,021		WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.80%	# ^ I/O	06/15/2044	2,654,806
117,338,963		WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.46%	# ^ I/O	04/15/2045	14,481,975
137,114,303		WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.23%	# ^ I/O	08/15/2045	16,059,513
54,370,086		WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.26%	# ^ I/O	11/15/2045	6,698,286
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,159,195,992)						2,149,419,681

Non-Agency Residential Collateralized Mortgage Obligations - 31.1%
20,655,000		ACE Securities Corporation, Series 2006-HE1-A2C	0.35%	#	02/25/2036	20,229,662
4,528,766		ACE Securities Corporation, Series 2006-NC1-A2C	0.36%	#	12/25/2035	4,490,901
13,827,715		Adjustable Rate Mortgage Trust, Series 2005-10-3A31	4.93%	#	01/25/2036	12,719,838
6,200,000		Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.14%	#	06/25/2035	5,428,193
8,131,763		Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.03%	#	10/25/2035	7,295,687
38,775,003		Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.06%	#	03/25/2036	29,486,606
34,825,943		Adjustable Rate Mortgage Trust, Series 2006-2-3A1	2.94%	#	05/25/2036	30,308,565
30,830,239		Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.56%	#	03/25/2037	25,336,876
4,949,048		Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.76%	# ^	11/25/2037	3,502,016
537,637		Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.71%	#	11/25/2033	450,612
2,721,388		Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.19%	#	04/25/2034	2,345,848
688,934		Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.11%	#	06/25/2034	439,064
12,000,000		American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,485,310
12,000,000		American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,515,052
5,375,100		American Home Mortgage Investment Trust, Series 2005-1-7A2	2.35%	#	06/25/2045	4,987,689
13,611,378		American Home Mortgage Investment Trust, Series 2005-4-3A1	0.46%	#	11/25/2045	10,530,497
2,699,989		American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,650,530
10,958,034		American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	7,240,762
16,172,208		Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.36%	#	10/25/2032	11,908,001
459,393		Argent Securities, Inc., Series 2004-W6-M1	0.71%	#	05/25/2034	450,196
6,385,829		Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.14%	#	11/25/2033	5,998,752
1,144,980		Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.84%	#	06/25/2034	976,972
5,658,309		Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	5,472,558
6,459,915		Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	5,676,243
10,936,932		Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	10,229,509
5,290,565		Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	4,453,698
3,790,982		Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	3,524,631
3,332,514		Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	2,768,639
6,479,408		Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	5,370,774
20,009,166		Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	14,916,033
9,803,317		Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.34%	#I/F I/O	11/25/2036	1,880,276
3,493,844		Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.61%	#	11/25/2036	2,249,016
16,157,081		Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	13,808,407
2,583,648		Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,954,344
19,348,171		Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	19,217,726
610,254		Banc of America Funding Corporation, Series 2006-2-4A1	22.30%	#I/F	03/25/2036	881,363
3,004,217		Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	3,007,810
16,232,362		Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	14,736,485
3,251,616		Banc of America Funding Corporation, Series 2006-3-6A1	6.29%	#	03/25/2036	3,363,202
18,156,558		Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	17,733,211
3,760,519		Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,931,986
17,724,448		Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	13,713,955
3,727,177		Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	3,075,811
1,967,076		Banc of America Funding Corporation, Series 2006-B-7A1	5.58%	#	03/20/2036	1,842,241
19,121,164		Banc of America Funding Corporation, Series 2006-D-6A1	5.02%	#	05/20/2036	16,086,253
1,880,425		Banc of America Funding Corporation, Series 2006-G-2A1	0.39%	#	07/20/2036	1,721,641
928,781		Banc of America Funding Corporation, Series 2006-H-3A1	2.88%	#	09/20/2046	735,911
2,493,072		Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,977,669
3,313,620		Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,707,655
4,894,325		Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	4,176,166
6,119,983		Banc of America Funding Corporation, Series 2009-R14-3A	16.14%	# ^I/F	06/26/2035	7,592,839
6,107,936		Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,589,704
3,513,662		Banc of America Funding Corporation, Series 2010-R1-3A	14.03%	# ^I/F	07/26/2036	3,554,876
143,201,465		Banc of America Funding Corporation, Series 2012-R4-A	0.43%	# ^	03/04/2039	139,837,305
49,920,127		Banc of America Funding Corporation, Series 2012-R5-A	0.43%	# ^	10/03/2039	49,163,388
2,554,099		Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.15%	#	12/25/2034	2,517,291
10,509,516		Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	9,395,265
1,501,695		Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	1,517,731
6,476,606		BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	5,527,135
7,011,812		BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	5,901,618
18,000,000		BCAP LLC Trust, Series 2008-RR3-A1B	6.64%	#	10/25/2036	13,921,227
6,956,244		BCAP LLC Trust, Series 2010-RR10-5A1	7.49%	# ^	04/27/2037	7,724,967
12,534,593		BCAP LLC Trust, Series 2010-RR12-3A15	6.89%	# ^	08/26/2037	13,547,767
3,350,000		BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,381,294
5,235,664		BCAP LLC Trust, Series 2011-RR12-2A5	2.37%	# ^	12/26/2036	5,267,779
11,127,647		BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	11,343,987
19,512,151		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.38%	#	02/25/2036	18,361,539
16,452,517		Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.32%	#	10/25/2046	15,244,672
15,816,089		Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.81%	#	02/25/2047	12,700,083
5,893,304		Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.49%	#	11/25/2034	5,718,317
22,434,184		Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.39%	#	11/25/2036	17,199,953
14,507,162		Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	14,744,985
38,076,475		Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	36,443,794
12,013,750		Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	12,022,688
16,743,660		Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	16,364,140
21,305,093		Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	16,955,211
2,631,961		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,129,901
1,766,066		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,523,380
7,274,358		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.54%	#	10/25/2036	6,028,413
1,142,097,184		Belle Haven Ltd., Series 2006-1A-A1	0.49%	# ^	07/05/2046	92,852,501
2,750,000		Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,809,704
2,772,904		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.06%	#	03/25/2033	2,417,512
16,502,512		Chase Mortgage Finance Corporation, Series 2005-A1-2A4	2.54%	#	12/25/2035	14,851,106
24,712,582		Chase Mortgage Finance Corporation, Series 2006-S2-1A9	6.25%		10/25/2036	22,419,773
14,182,060		Chase Mortgage Finance Corporation, Series 2006-S3-1A2	6.00%		11/25/2036	12,012,360
39,709,634		Chase Mortgage Finance Corporation, Series 2006-S4-A8	6.00%		12/25/2036	34,874,867
18,519,561		Chase Mortgage Finance Corporation, Series 2007-A2-6A4	2.77%	#	07/25/2037	17,012,847
6,787,837		Chase Mortgage Finance Corporation, Series 2007-S3-1A5	6.00%		05/25/2037	5,814,095
3,316,604		Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	3,202,080
7,680,917		Chase Mortgage Finance Corporation, Series 2007-S5-1A18	6.00%		07/25/2037	6,878,507
841,297		Chaseflex Trust, Series 2006-1-A2A	5.31%	#	06/25/2036	846,466
5,868,773		Chaseflex Trust, Series 2006-1-A5	5.31%	#	06/25/2036	5,743,909
9,474,627		Chaseflex Trust, Series 2006-2-A2B	0.36%	#	09/25/2036	7,490,545
8,317,061		Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	6,005,392
18,398,489		Chaseflex Trust, Series 2007-M1-2F4	4.94%	#	08/25/2037	14,243,117
19,136,064		Chaseflex Trust, Series 2007-M1-2F5	4.94%	#	08/25/2037	14,812,577
19,759,742		Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	20,512,509
4,455,639		Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	4,301,997
6,594,000		Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	6,346,936
5,037,348		Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	4,049,328
2,553,521		Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,183,682
6,317,694		Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,730,759
3,244,514		Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.70%	#	03/25/2036	2,177,932
18,650,459		Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	5.88%	#	05/25/2036	11,864,508
15,762,407		Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.69%	#	04/25/2037	15,830,564
1,600,111		Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,235,088
1,504,599		Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,415,887
45,200,639		Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	36,809,190
2,243,167		Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,757,584
7,934,414		Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	5,053,785
75,317,785		Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.32%	#	06/25/2037	70,586,472
20,000,000		Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.89%	# ^	11/25/2038	18,489,176
2,394,475		Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	2,460,456
2,346,461		Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	2,469,456
195,372,583		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	8.66%	# ^	11/25/2036	168,228,259
18,126,883		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	18,553,114
155,758,449		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.93%	# ^	12/25/2036	127,580,577
75,825,866		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	1,245,497
138,438,316		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	8.25%	# ^	06/25/2037	119,955,514
4,681,963		Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	4,736,443
7,238,591		Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.73%	# ^	09/25/2047	7,244,519
9,741,141		CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	8,085,702
8,907,003		CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	7,814,060
2,883,831		CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,813,731
7,619,823		CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,908,700
10,600,109		CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	8,609,387
5,168,254		CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,197,625
13,223,642		CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	5.24%	#I/F I/O	01/25/2037	1,846,530
11,891,736		CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	10,352,006
27,366,694		CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	5.24%	#I/F I/O	03/25/2037	4,471,540
10,724,421		CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	9,186,228
18,901,616		CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.49%	#	04/25/2037	12,865,933
18,901,616		CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.51%	#I/F I/O	04/25/2037	4,064,159
2,745,554		CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,362,588
1,352,175		CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,153,556
49,050,588		Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	45,991,352
11,300,829		Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.66%	#	07/25/2035	9,152,485
23,072,525		Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.84%	#I/F I/O	07/25/2035	2,826,419
2,886,001		Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	2,832,133
7,951,777		Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.75%	#I/F	07/25/2035	7,958,512
10,910,909		Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.91%	#	08/25/2035	8,953,787
3,519,352		Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,746,200
7,258,213		Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	6,193,912
1,484,882		Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.73%	#I/F	12/25/2035	2,121,425
2,001,924		Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,781,356
29,055,423		Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	25,854,155
4,960,634		Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.96%	#	01/25/2036	3,774,561
12,479,929		Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.54%	#I/F I/O	01/25/2036	1,605,300
112,608,586		Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	89,920,208
2,793,280		Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,444,316
6,105,703		Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.03%	#I/F	02/25/2036	7,659,684
3,702,664		Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,119,206
7,744,143		Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	6,887,672
1,762,386		Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.86%	#	10/25/2035	1,362,146
825,579		Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	734,273
1,838,730		Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,617,239
2,231,555		Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	2,182,162
3,430,239		Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.64%	#	11/25/2035	2,679,586
6,860,477		Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.86%	#I/F I/O	11/25/2035	882,007
3,891,000		Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,414,839
4,583,631		Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	4,530,651
2,742,744		Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.66%	#	04/25/2035	2,435,172
8,439,211		Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.84%	#I/F I/O	04/25/2035	855,200
7,695,276		Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	6,111,311
3,684,193		Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,745,122
2,880,676		Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.76%	#	07/25/2036	1,979,450
2,880,676		Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.34%	#I/F I/O	07/25/2036	430,351
14,512,011		Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.56%	#	08/25/2036	9,664,898
19,679,158		Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.44%	#I/F I/O	08/25/2036	3,140,370
3,029,885		Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,482,557
4,510,584		Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	3,823,316
13,201,927		Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.99%	#I/F I/O	06/25/2036	3,122,639
10,586,226		Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	9,114,243
11,362,201		Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.76%	#	06/25/2036	7,957,086
4,305,971		Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,362,959
5,527,081		Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,390,238
10,417,091		Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	8,964,042
1,445,368		Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	45.08%	#I/F	10/25/2036	2,668,465
885,319		Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.65%	#I/F	10/25/2036	1,287,971
9,861,538		Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	8,488,269
6,673,112		Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.83%	#	11/25/2036	4,562,901
11,130,751		Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.17%	#I/F I/O	11/25/2036	1,460,232
4,573,909		Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,520,373
3,865,298		Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,315,707
21,114,751		Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.39%	#I/F I/O	01/25/2037	4,761,672
7,190,569		Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.61%	#	01/25/2037	2,604,234
6,177,711		Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	5,002,464
10,512,364		Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.29%	#I/F I/O	01/25/2037	1,287,560
8,093,837		Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.76%	#	02/25/2037	4,795,461
8,093,837		Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.24%	#I/F I/O	02/25/2037	1,141,988
3,341,251		Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	2,857,211
20,444,192		Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	17,585,726
10,076,185		Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	8,667,353
3,350,323		Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,847,104
1,929,871		Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.91%	#I/F	05/25/2037	3,311,103
20,757,602		Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.61%	#	08/25/2037	11,831,709
6,010,883		Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.21%	#I/F	08/25/2037	13,792,295
18,893,223		Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.14%	#I/F	08/25/2037	27,720,826
3,235,233		Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	2,706,153
1,727,159		Countrywide Alternative Loan Trust, Series 2007-19-1A10	38.01%	#I/F	08/25/2037	2,690,389
50,897,291		Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	36,646,660
9,758,509		Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.74%	#I/F	09/25/2037	14,198,142
36,933,037		Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	28,785,757
24,064,531		Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.66%	#	09/25/2037	15,515,992
34,152,559		Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.34%	#I/F I/O	09/25/2037	7,087,698
17,983,167		Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	5,611,278
12,409,920		Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.49%	#I/F I/O	04/25/2037	2,078,885
12,409,920		Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.71%	#	04/25/2037	7,802,228
856,208		Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.21%	#I/F	05/25/2037	1,477,437
913,989		Countrywide Alternative Loan Trust, Series 2007-8CB-A8	39.09%	#I/F	05/25/2037	1,572,311
1,166,172		Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.66%	#	05/25/2037	681,383
1,166,172		Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.34%	#I/F I/O	05/25/2037	144,213
31,943,050		Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	25,118,897
3,514,646		Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,733,660
3,065,671		Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	2,720,740
10,456,178		Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	4.84%	#	03/25/2047	10,129,109
10,987,163		Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	4.84%	#	03/25/2047	9,360,435
4,249,549		Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	0.99%	#	11/25/2033	4,126,612
3,103,990		Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.10%	#	04/25/2036	2,681,009
2,183,297		Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.35%	#	06/25/2036	2,119,229
4,658,545		Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	4,768,792
7,340,499		Countrywide Home Loans, Series 2003-60-4A1	4.43%	#	02/25/2034	7,212,532
7,258,750		Countrywide Home Loans, Series 2004-R2-1AF1	0.58%	# ^	11/25/2034	6,340,511
7,345,173		Countrywide Home Loans, Series 2004-R2-1AS	5.80%	# ^ I/O	11/25/2034	1,162,678
15,191,017		Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	14,735,993
10,861,112		Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	10,803,352
33,009,637		Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	30,640,238
8,872,366		Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	8,335,526
2,343,372		Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	2,125,043
4,753,019		Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	4,420,227
46,225,401		Countrywide Home Loans, Series 2005-HYB1-4A1	2.67%	#	03/25/2035	43,545,807
4,512,770		Countrywide Home Loans, Series 2005-HYB8-1A1	2.50%	#	12/20/2035	3,632,392
10,513,108		Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	9,947,503
9,700,000		Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	9,456,889
2,161,320		Countrywide Home Loans, Series 2005-R1-1AF1	0.52%	# ^	03/25/2035	1,899,440
2,184,997		Countrywide Home Loans, Series 2005-R1-1AS	5.81%	# ^ I/O	03/25/2035	331,487
6,115,375		Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	5,543,563
4,819,083		Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	4,837,608
53,831,201		Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	48,405,177
40,532,989		Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	38,673,457
20,250,906		Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	18,203,377
1,966,733		Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,796,393
8,703,821		Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	8,078,330
2,125,590		Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,940,797
6,803,056		Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	6,129,689
17,664,065		Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	15,915,676
12,684,476		Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	10,598,095
6,910,704		Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	6,427,259
26,641,351		Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	24,369,350
7,986,167		Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	7,209,632
17,523,759		Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	15,488,918
21,352,116		Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	18,873,029
4,346,118		Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	4,041,807
44,580,059		Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	35,288,951
1,739,633		Countrywide Home Loans, Series 2007-J3-A1	0.66%	#	07/25/2037	1,311,389
8,698,166		Countrywide Home Loans, Series 2007-J3-A2	5.34%	#I/F I/O	07/25/2037	993,765
6,454,001		Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,454,762
4,380,252		Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	2,812,179
13,937,991		Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	8,324,075
358,493		Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.59%	#	09/25/2034	361,736
5,050,359		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,413,705
1,499,085		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,288,054
13,645,516		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	7,031,575
16,000,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	16,070,064
5,591,722		Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	4,674,931
32,666,304		Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	24,267,928
4,981,122		Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,674,723
6,093,973		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.86%	#	03/25/2036	3,672,551
34,062,508		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.14%	#I/F I/O	03/25/2036	5,547,965
7,095,173		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	5,573,875
19,202,376		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	14,792,588
3,835,929		Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	3,575,607
8,307,417		Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	7,737,022
7,416,202		Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	6,066,549
29,812,014		Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	15,261,277
23,494,680		Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	21,522,842
21,451,938		Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	16,680,619
14,376,038		Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	5,220,601
792,855		Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	689,085
8,682,506		Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	7,364,397
11,344,382		Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	11,253,315
38,486,112		Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	39,277,925
9,440,881		Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	9,483,922
18,479,627		Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	17,587,505
3,002,111		Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.91%	#I/F	11/25/2036	5,293,149
13,917,970		Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	8,131,323
20,079,435		Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	16,701,492
12,201,968		Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	10,434,403
312,689		Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	303,755
9,066,847		Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	8,822,935
66,628,036		Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	66,545,351
30,028,246		Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	29,499,509
5,125,847		Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.07%	# ^	07/20/2035	4,517,921
93,898,000		Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	4.00%	# ^	06/26/2037	80,243,005
3,883,225		Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.95%	# ^	01/27/2036	3,940,308
54,511,584		Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.67%	# ^	03/26/2037	50,178,829
91,584,095		Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.20%	# ^	06/26/2037	83,631,756
45,217,091		Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	7.20%	# ^	06/26/2037	41,290,824
9,389,153		Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	9,906,643
31,116,341		Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.97%	# ^	04/26/2037	27,899,036
50,000,000		Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	48,388,055
18,543,976		Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.43%	# ^	09/27/2035	18,541,086
1,002,563		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.47%	#	07/25/2035	1,020,361
9,750,000		Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,937,348
35,575,621		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	30,245,325
2,654,081		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.73%	#I/F	11/25/2035	3,993,412
2,578,208		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.36%	#	11/25/2035	1,614,964
7,781,312		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.14%	#I/F I/O	11/25/2035	1,341,218
1,851,707		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,429,477
3,813,072		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,859,991
3,793,164		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,829,093
5,593,291		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,171,823
11,152,959		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,304,136
12,628,627		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.34%	#	04/25/2036	12,181,183
100,046,690		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.37%	#	08/25/2037	78,027,914
26,637,798		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.38%	#	08/25/2047	22,920,041
31,203,865		Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.89%	# ^I/F	04/15/2036	36,969,153
10,032,475		Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.88%	# ^I/F	04/15/2036	11,438,160
16,433,586		Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.29%	# ^I/F	04/15/2036	19,845,536
798,897		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.85%	# ^I/F	04/15/2036	1,110,621
6,941,668		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.34%	# ^I/F	04/15/2036	8,355,207
114,933,586		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.89%	# ^I/F	04/15/2036	136,949,689
29,583,363		Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.60%	# ^	04/26/2037	26,973,850
19,828		Ellington Loan Acquisition Trust, Series 2007-1-A2A2	0.96%	# ^	05/27/2037	19,872
13,738,480		First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.40%	#	01/25/2036	13,307,373
20,250,685		First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.36%	#	02/25/2036	18,954,722
19,531,668		First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.23%	#	05/25/2035	16,545,393
11,655,240		First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	11,364,226
17,809,848		First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	16,424,883
2,321,681		First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	2,376,670
6,971,299		First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	6,296,854
638,418		First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.91%	#	04/25/2036	624,837
4,801,657		First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	4,151,796
1,376,339		First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,193,889
6,528,983		First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	5,476,197
15,777,816		First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	15,067,617
2,011,949		First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,644,164
2,233,143		First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,862,256
3,239,135		First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,701,170
12,957,198		First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	11,680,396
6,310,587		First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	5,418,541
14,332,391		GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.00%	#	09/19/2035	13,573,763
22,475,308		GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	22,225,697
2,318,222		GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	1,796,445
978,430		GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	908,512
25,565,904		GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	25,871,033
45,361,000		GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	45,046,013
13,943,287		GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,221,534
9,979,449		GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	5,881,588
19,411,537		GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	11,189,004
3,237,601		GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,998,422
6,793,439		GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,754,985
11,630,438		GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	9,820,882
5,377,925		GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,029,469
21,704,336		GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.51%	# ^	03/25/2035	18,561,331
21,704,336		GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.04%	# ^ I/O	03/25/2035	3,008,525
12,200,570		GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.51%	# ^	09/25/2035	10,215,513
12,200,570		GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.89%	# ^ I/O	09/25/2035	1,800,877
46,158,102		GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.74%	# ^ I/O	01/25/2036	6,562,897
46,158,102		GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.51%	# ^	01/25/2036	38,247,434
5,230,657		GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	5,253,322
10,754,102		GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	10,832,209
1,919,893		GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,943,600
18,645,869		GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.74%	#I/F I/O	07/25/2035	3,405,836
1,544,265		GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.66%	#	07/25/2035	1,215,817
1,250,280		GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.66%	#	09/25/2035	1,089,229
23,914,252		GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	21,616,642
7,188,552		GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	6,854,816
3,896,658		GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	3,823,909
2,328,307		GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	2,185,975
7,676,141		GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	6,737,196
27,261,820		GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	24,504,042
27,667,238		GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	24,962,129
13,490,058		GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	11,495,607
23,642,691		GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	21,624,007
43,214,162		GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	37,731,279
465,183		GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	458,003
46,467,664		GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.35%	#	08/25/2046	45,889,142
4,732,135		GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	4,493,167
6,786,227		GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	6,278,821
76,699,664		GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	71,030,102
4,984,465		Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.72%	#	12/19/2035	4,402,783
12,399,316		Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.35%	#	11/19/2036	10,379,207
2,249,499		Home Equity Asset Trust, Series 2003-3-M1	1.45%	#	08/25/2033	2,116,760
2,445,888		Home Equity Asset Trust, Series 2004-7-M2	1.15%	#	01/25/2035	2,345,359
3,099,845		Homebanc Mortgage Trust, Series 2005-1-M2	0.65%	#	03/25/2035	2,217,629
49,201,413		Homebanc Mortgage Trust, Series 2005-3-A1	0.40%	#	07/25/2035	44,026,162
5,476,169		Homebanc Mortgage Trust, Series 2006-1-3A1	2.50%	#	04/25/2037	4,417,855
2,616,638		HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	2,506,185
62,389,238		HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	53,855,575
10,309,518		HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.57%	#	01/25/2037	8,253,779
1,815,390		IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,847,489
10,292,528		IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.74%	#	09/25/2036	8,625,839
43,216,952		IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.61%	#	12/25/2036	37,241,171
12,172,916		IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	10,425,396
8,911,525		IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	7,632,205
40,013,334		IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	35,989,313
15,162,278		IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	5.65%	#	07/25/2037	13,939,183
989,912		IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	865,793
32,425,044		IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	20,293,214
8,152,466		Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	8,670,210
1,546,256		Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	1,554,980
23,804,885		JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	21,181,801
7,631,338		JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	6,790,433
7,694,839		JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	6,692,825
6,314,270		JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	4,379,508
12,660,743		JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	11,636,400
16,000,000		JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.12%	#	10/25/2036	12,643,760
5,550,956		JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,363,052
15,000,000		JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.34%	#	11/25/2036	14,613,112
7,734,032		JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.27%	#	05/25/2037	7,492,409
3,737,702		JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.16%	#	08/25/2035	3,748,803
5,321,441		JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	5,436,744
4,172,516		JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	3,763,434
12,036,329		JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	10,886,871
12,494,193		JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.54%	#	08/25/2036	7,570,244
12,494,193		JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.96%	#I/F I/O	08/25/2036	3,184,551
5,608,530		JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	5,072,921
16,481,682		JP Morgan Mortgage Trust, Series 2006-S4-A8	0.54%	#	01/25/2037	10,905,863
16,481,682		JP Morgan Mortgage Trust, Series 2006-S4-A9	6.46%	#I/F I/O	01/25/2037	3,430,234
4,494,670		JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.68%	#	04/25/2037	3,845,258
21,052,700		JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	18,622,987
8,958,169		JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	7,603,282
14,942,584		JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	13,232,091
2,531,741		JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	2,245,730
13,777,824		JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	12,221,343
15,691,196		JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	13,918,562
6,574,251		JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	6,538,112
23,231,869		JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	16,297,737
19,010,488		JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	14,945,804
4,886,143		JP Morgan Resecuritization Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	4,947,756
5,540,526		JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.42%	# ^	10/26/2036	5,560,887
7,264,364		Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	6,170,336
7,246,807		Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	6,354,493
11,118,567		Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	10,315,017
946,796		Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	864,165
5,085,173		Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	4,717,662
3,651,845		Lehman Mortgage Trust, Series 2006-1-1A1	0.91%	#	02/25/2036	2,615,536
10,955,536		Lehman Mortgage Trust, Series 2006-1-1A2	4.59%	#I/F I/O	02/25/2036	1,665,702
16,942,941		Lehman Mortgage Trust, Series 2006-1-3A1	0.91%	#	02/25/2036	14,870,938
16,942,941		Lehman Mortgage Trust, Series 2006-1-3A2	4.59%	#I/F I/O	02/25/2036	2,457,065
7,876,137		Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	7,349,791
7,245,237		Lehman Mortgage Trust, Series 2006-4-1A3	5.24%	#I/F I/O	08/25/2036	1,115,154
4,604,916		Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,028,551
11,751,999		Lehman Mortgage Trust, Series 2006-5-2A1	0.51%	#	09/25/2036	5,007,498
24,479,287		Lehman Mortgage Trust, Series 2006-5-2A2	6.99%	#I/F I/O	09/25/2036	7,632,054
20,805,445		Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	16,987,521
14,138,571		Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	13,908,438
5,869,990		Lehman Mortgage Trust, Series 2006-7-2A2	0.61%	#	11/25/2036	2,585,689
18,182,174		Lehman Mortgage Trust, Series 2006-7-2A5	6.39%	#I/F I/O	11/25/2036	3,814,517
5,628,387		Lehman Mortgage Trust, Series 2006-9-1A19	29.92%	#I/F	01/25/2037	8,195,621
6,252,447		Lehman Mortgage Trust, Series 2006-9-1A5	0.76%	#	01/25/2037	3,188,667
18,572,304		Lehman Mortgage Trust, Series 2006-9-1A6	4.99%	#I/F I/O	01/25/2037	3,165,454
7,400,387		Lehman Mortgage Trust, Series 2006-9-2A1	0.54%	#	01/25/2037	3,161,053
15,892,451		Lehman Mortgage Trust, Series 2006-9-2A2	6.46%	#I/F I/O	01/25/2037	3,844,114
17,347,935		Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	15,410,795
5,173,538		Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,870,976
4,961,148		Lehman Mortgage Trust, Series 2007-4-2A11	0.49%	#	05/25/2037	1,955,072
18,505,093		Lehman Mortgage Trust, Series 2007-4-2A8	6.51%	#I/F I/O	05/25/2037	5,302,764
1,848,997		Lehman Mortgage Trust, Series 2007-4-2A9	0.49%	#	05/25/2037	973,743
22,422,091		Lehman Mortgage Trust, Series 2007-5-11A1	5.93%	#	06/25/2037	16,194,333
12,503,891		Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	11,667,368
3,758,493		Lehman Mortgage Trust, Series 2007-5-4A3	39.09%	#I/F	08/25/2036	5,922,573
1,523,658		Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,276,485
1,285,879		Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,105,151
10,894,478		Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	10,041,854
2,867,564		Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,498,314
15,476,741		Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	11,607,989
4,919,432		Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	4,491,417
29,178,488		Lehman XS Trust, Series 2007-1-2A1	5.82%	#	02/25/2037	25,714,593
10,772,567		Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.40%	#	01/25/2046	9,709,465
6,804,438		MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.45%	#	03/25/2035	5,403,608
7,549,535		MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.57%	#	07/25/2035	6,576,679
30,436,773		MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.75%	#	11/25/2036	26,606,122
8,483,363		MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.27%	#	03/25/2047	8,218,347
3,337,819		MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	3,380,830
1,341,985		MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	1,324,693
8,861,662		MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	7,952,943
4,809,844		MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	4,025,994
11,802,305		MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	11,009,132
10,310,252		MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	8,274,895
4,975,000		MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.29%	#	12/25/2032	4,560,508
26,475,145		MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.33%	#	06/25/2036	20,275,804
5,212,720		MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.35%	#	01/25/2036	5,109,654
489,675		MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	489,777
848,404		MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	849,917
8,148,583		MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	7,171,405
1,628,797		MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,633,193
2,448,669		MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.56%	#	10/25/2032	2,250,887
14,111,859		Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.33%	#	10/25/2036	13,561,715
4,963,417		Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	4,671,032
1,538,541		Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.09%	#	06/25/2033	1,372,709
3,874,917		Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.86%	#	12/25/2035	3,094,590
9,708,414		Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	9,164,714
11,085,906		Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.54%	#	12/25/2035	10,901,697
1,579,964		Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.44%	#	11/25/2035	1,536,026
7,139,461		Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,534,130
18,707,033		Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	14,887,824
10,225,658		Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	6,870,118
3,132,238		Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,873,632
1,095,665		Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,028,633
58,385,528		Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.46%	#	06/25/2036	49,468,832
4,780,584		Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,010,288
4,839,272		Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,059,520
6,640,963		Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	5,137,655
25,190,159		Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.39%	#	10/25/2037	20,385,892
4,927,526		Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	3,010,748
3,662,506		Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,433,017
2,388,845		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,282,136
10,956,441		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,681,002
6,408,485		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,492,104
3,013,539		Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	3,063,515
7,547,661		Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.83%	# ^	08/26/2036	5,824,519
61,619,225		Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.70%	# ^	11/26/2036	50,694,519
8,196,733		Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	8,735,350
36,832,397		MSCC Heloc Trust, Series 2007-1-A	0.26%	#	12/25/2031	33,889,378
1,715,649		New York Mortgage Trust, Series 2005-2-A	0.49%	#	08/25/2035	1,640,638
26,431,354		Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.34%	#	03/25/2036	26,167,741
1,617,075		Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	1,623,600
20,524,773		Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	11,884,459
4,171,000		Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,421,495
19,770,814		Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	12,882,998
4,291,111		Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,821,152
2,182,864		Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,362,653
21,781,439		Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	11,284,201
3,993,191		Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,329,627
19,902,983		Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	11,604,056
1,131,002		Option One Mortgage Loan Trust, Series 2002-2-A	0.70%	#	06/25/2032	1,052,163
1,770,692		Option One Mortgage Loan Trust, Series 2004-3-M3	1.14%	#	11/25/2034	1,665,580
65,903,527		PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.03%	# ^	01/22/2035	62,724,947
66,163,358		PFCA Home Equity Investment Trust, Series 2003-IFC6-A	3.88%	# ^	04/22/2035	60,974,437
1,907,493		PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,574,443
34,334,793		PHH Alternative Mortgage Trust, Series 2007-3-A2	0.35%	#	07/25/2037	29,495,270
1,128,713		Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.81%	#	11/25/2035	1,111,958
1,585,178		Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	1,564,083
4,763,934		Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	4,592,530
7,286,655		Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	7,352,549
4,706,474		RAAC Series, Series 2007-SP2-A1	0.36%	#	06/25/2047	4,679,548
58,618,848		RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	52,897,983
1,745,058		Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,311,422
11,105,487		Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,324,531
21,868,965		Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	12,931,228
18,316,859		Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,834,340
9,906,359		Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,819,927
10,729,441		Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	11,047,767
1,107,153		Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.34%	#I/F	08/25/2035	2,251,976
5,189,842		Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	4,441,000
8,862,501		Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.86%	#	09/25/2035	6,052,636
36,336,253		Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.89%	#I/F I/O	09/25/2035	4,567,194
14,943,367		Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	12,216,546
7,488,424		Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	5,641,838
8,145,526		Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	6,887,873
8,770,495		Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.86%	#	11/25/2035	6,495,876
8,768,979		Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.64%	#I/F I/O	11/25/2035	1,083,013
4,044,651		Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,377,053
2,802,735		Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,340,074
11,722,254		Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	9,787,203
8,331,809		Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.01%	#	12/25/2035	5,768,761
8,331,809		Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.99%	#I/F I/O	12/25/2035	1,034,032
6,704,031		Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	5,597,363
4,299,627		Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	4,246,511
3,380,116		Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	3,129,984
3,261,883		Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.66%	#	06/25/2035	2,702,434
8,109,987		Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.84%	#I/F I/O	06/25/2035	1,124,896
3,302,332		Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,557,293
3,466,684		Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,532,534
8,595,655		Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	6,862,410
13,208,798		Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	10,344,311
7,185,587		Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,752,472
2,594,304		Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,991,261
9,224,935		Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	7,080,608
2,692,862		Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,066,909
2,909,955		Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,233,539
1,151,524		Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	883,853
6,245,758		Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	4,834,360
34,698,729		Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	26,857,614
3,639,343		Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.59%	#I/F	01/25/2036	6,133,661
24,216,424		Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	20,788,129
5,236,110		Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	4,711,143
15,563,280		Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	12,421,521
20,115,052		Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	15,312,845
34,882,437		Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.39%	#I/F I/O	08/25/2036	4,784,179
12,101,936		Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.14%	#I/F I/O	07/25/2036	1,720,938
10,745,132		Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	8,441,215
36,393,997		Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.29%	#I/F I/O	01/25/2037	4,953,732
3,663,442		Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,877,835
8,998,892		Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	6,996,899
1,595,364		Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,270,021
59,712,393		Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	48,126,218
9,521,513		Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	7,547,256
7,101,847		Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	5,419,156
2,929,801		Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.46%	#	03/25/2037	1,865,946
9,730,539		Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.54%	#I/F I/O	03/25/2037	1,887,467
7,920,937		Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	6,246,578
2,546,812		Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.63%	#I/F	04/25/2037	5,362,455
11,342,161		Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	8,944,610
18,075,901		Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	14,699,666
1,248,445		Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.46%	#I/F	04/25/2037	2,677,820
13,285,422		Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	8,582,768
56,914,570		Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	43,204,078
397,924		Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	409,379
2,301,771		Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	2,276,967
9,071,799		Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.80%	#	07/25/2034	8,026,183
4,494,557		Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	4,360,149
777,511		Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	769,080
1,186,722		Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	1,108,149
3,110,029		Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,069,033
7,550,000		Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	7,070,771
6,606,174		Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.33%	#	09/25/2036	6,276,902
12,760,000		Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.41%	#	08/25/2046	10,722,649
12,300,000		Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.45%	#	08/25/2036	10,523,880
569,849		Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	542,752
3,054,831		Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,942,603
4,491,879		Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.40%	#	11/25/2035	4,369,716
21,060,655		Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.32%	#	07/25/2036	17,685,791
1,298,799		Residential Asset Securities Corporation, Series 2006-KS4-A3	0.31%	#	06/25/2036	1,282,938
9,136,345		Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	7,253,052
6,775,063		Residential Asset Securitization Trust, Series 2005-A12-A7	4.84%	#I/F I/O	11/25/2035	976,842
5,340,006		Residential Asset Securitization Trust, Series 2005-A12-A8	0.71%	#	11/25/2035	3,909,450
20,302,994		Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	16,465,241
4,180,988		Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	3,790,617
9,237,769		Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	8,309,225
9,392,507		Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.84%	#I/F I/O	07/25/2035	1,231,560
8,369,298		Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	6,095,736
1,523,532		Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,266,730
11,782,462		Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	8,929,315
12,108,248		Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	8,838,367
25,307,584		Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	20,978,823
20,260,459		Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.61%	#	12/25/2036	7,412,927
44,711,795		Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.39%	#I/F I/O	12/25/2036	11,294,848
12,101,975		Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	9,286,378
1,389,987		Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,250,644
6,720,737		Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	5,814,842
9,817,792		Residential Asset Securitization Trust, Series 2006-R1-A1	27.74%	#I/F	01/25/2046	13,336,417
59,709,404		Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	52,886,828
1,623,484		Residential Asset Securitization Trust, Series 2007-A3-1A2	45.12%	#I/F	04/25/2037	3,106,643
28,785,074		Residential Asset Securitization Trust, Series 2007-A5-1A4	5.94%	#I/F I/O	05/25/2037	6,376,311
7,433,650		Residential Asset Securitization Trust, Series 2007-A5-1A6	0.56%	#	05/25/2037	2,707,317
14,567,412		Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	12,802,410
6,384,153		Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	5,610,643
23,943,648		Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	20,884,033
14,038,893		Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	11,137,433
27,361,039		Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	21,706,251
6,096,659		Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	6,105,572
7,676,045		Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	7,404,094
19,691,032		Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	19,853,818
1,463,480		Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,457,336
26,278,232		Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	23,549,054
45,609,627		Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	41,381,386
8,493,993		Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	7,833,933
581,535		Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	536,344
13,230,039		Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	12,111,598
10,756,773		Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	9,512,171
9,449,253		Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	8,431,691
10,645,624		Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	9,499,228
19,874,162		Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	17,733,973
3,105,669		Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	2,771,229
8,738,375		Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	7,957,068
2,870,514		Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,515,963
7,662,763		Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	6,716,297
62,479,544		Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	56,035,529
10,478,116		Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	9,356,496
45,891,803		Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	41,106,343
21,282,787		Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	18,665,536
8,199,937		Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.98%	#	02/25/2037	7,677,273
19,620,548		Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.15%	#	04/25/2037	16,868,746
72,440,000		Saxon Asset Securities Trust, Series 2006-3-A3	0.33%	#	10/25/2046	58,720,154
400,484		Sequoia Mortgage Trust, Series 2003-4-2A1	0.52%	#	07/20/2033	396,139
28,389,265		Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.31%	#	01/25/2037	27,600,114
28,851,130		STARM Mortgage Loan Trust, Series 2007-2-1A1	2.98%	#	04/25/2037	23,971,856
15,403,461		STARM Mortgage Loan Trust, Series 2007-3-1A1	2.84%	#	06/25/2037	13,807,940
15,551,406		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.63%	#	09/25/2034	15,304,978
5,381,376		Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.54%	#	02/25/2036	4,402,353
268,649		Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	267,280
5,686,286		Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	5,637,739
16,760,519		Structured Asset Securities Corporation, Series 2003-35-1A1	5.23%	#	12/25/2033	17,239,225
9,089,208		Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.13%	#	06/25/2034	10,058,836
3,784,962		Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	3,848,581
18,098,251		Structured Asset Securities Corporation, Series 2004-22-A2	5.22%	#	01/25/2035	17,945,837
40,068,167		Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	39,451,738
7,089,148		Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	7,446,434
10,098,707		Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	8,891,851
4,084,180		Structured Asset Securities Corporation, Series 2005-14-1A1	0.46%	#	07/25/2035	3,683,309
915,370		Structured Asset Securities Corporation, Series 2005-14-1A4	23.79%	#I/F	07/25/2035	1,161,896
63,610,451		Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	62,467,689
6,601,059		Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	6,763,337
13,876,734		Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	13,378,976
21,582,077		Structured Asset Securities Corporation, Series 2005-15-3A1	5.09%	#	08/25/2035	21,695,512
13,003,616		Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	13,056,606
12,500,000		Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	11,706,487
4,666,864		Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	4,705,254
1,893,390		Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,748,646
3,263,743		Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,528,859
1,770,819		Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.16%	#	12/25/2033	1,643,007
13,553,173		Thornburg Mortgage Securities Trust, Series 2004-4-5A	4.82%	#	12/25/2044	13,148,475
28,162,979		Thornburg Mortgage Securities Trust, Series 2007-1-A1	1.88%	#	03/25/2037	26,165,266
7,730,151		Thornburg Mortgage Securities Trust, Series 2007-1-A2A	5.80%	#	03/25/2037	6,946,646
10,897,013		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	10,053,017
6,157,097		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	5,847,352
2,171,584		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.79%	#I/F	07/25/2035	3,887,950
7,032,123		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.76%	#	07/25/2035	5,708,045
2,332,438		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	2,154,403
2,247,868		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,729,736
5,923,754		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,456,793
9,675,738		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	8,247,096
4,893,432		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	4,170,907
4,158,035		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	3,544,093
4,964,288		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	3,943,516
9,215,576		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,808,734
16,739,364		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	12,367,527
9,081,870		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,932,945
5,791,565		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.59%	#	10/25/2036	4,034,381
20,340,584		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.37%	#	09/25/2036	17,910,983
29,171,767		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	0.98%	#	11/25/2046	24,866,160
2,961,498		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.75%	#	08/25/2036	2,630,849
19,813,985		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	16,725,857
19,137,251		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	17,813,259
832,562		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.49%	#I/F	06/25/2037	1,449,553
20,814,062		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	17,268,075
40,137,531		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.53%	#	03/25/2037	37,890,271
36,688,930		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.17%	#	05/25/2037	31,804,863
32,459,460		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	4.75%	#	06/25/2037	28,516,026
4,134,553		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	3,513,167
18,153,911		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	15,425,542
15,652,643		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	13,300,191
25,653,897		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	21,798,347
121,538,068		Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	109,547,365
16,609,399		Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.51%	#	06/25/2037	10,678,615
24,468,217		Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.49%	#I/F I/O	06/25/2037	4,868,955
1,793,394		Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,615,028
8,282,061		Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	7,396,030
17,243,477		Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	15,398,736
26,425,011		Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	23,091,285
16,788,749		Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	13,265,832
221,322,417		Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	200,752,490
2,135,493		Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	2,221,442
32,942,300		Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.62%	#	11/25/2034	33,802,028
76,738,077		Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	77,142,947
480,584		Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.24%	#I/F	04/25/2035	505,847
6,550,999		Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	6,657,236
5,122,597		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.63%	#	10/25/2035	3,725,147
14,082,228		Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	13,830,790
16,804,761		Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	16,130,570
20,049,383		Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	18,962,586
9,787,789		Wells Fargo Mortgage Backed Securities Trust, Series 2006-16-A2	5.00%		11/25/2036	9,993,435
212,451		Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.93%	#I/F	03/25/2036	273,365
10,332,417		Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	10,212,478
41,477,176		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	42,334,592
5,986,393		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	5,892,885
468,945		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	468,625
687,695		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	668,867
9,751,665		Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.56%	#	05/25/2036	7,420,462
9,751,665		Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.94%	#I/F I/O	05/25/2036	2,125,902
4,366,060		Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	2,326,534
4,366,060		Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	893,748
22,361,147		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.74%	#	09/25/2036	20,551,706
11,412,823		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.61%	#	09/25/2036	10,579,698
12,855,239		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.57%	#	04/25/2036	12,461,631
4,524,811		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	4,393,252
7,471,646		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	6,904,511
4,650,352		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	4,421,503
9,281,619		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	8,824,861
6,596,311		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	6,261,944
83,948,863		Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	83,528,951
51,423,304		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	48,369,120
2,976,025		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	2,773,933
6,702,796		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	6,304,697
4,385,971		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	4,516,645
4,777,936		Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	4,590,961
5,095,643		Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	4,926,638
19,578,192		Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	18,555,799
11,545,698		Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	10,942,771
12,177,183		Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	11,541,278
3,660,940		Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.78%	#I/F	05/25/2037	4,846,728
15,110,212		Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	14,530,720
7,220,395		Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	6,943,485
23,052,006		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	21,847,216
1,603,222		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	1,506,783
51,911,420		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	49,198,321
13,878,098		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	13,377,578
4,781,632		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.66%	#	06/25/2037	3,912,551
13,063,316		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	12,380,575
5,530,317		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.66%	#	06/25/2037	4,525,160
2,494,823		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	38.01%	#I/F	06/25/2037	4,127,617
3,619,010		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.53%	#	07/25/2037	2,950,557
3,619,010		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.79%	#I/F	07/25/2037	6,394,262
58,808,912		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	56,078,179
39,242,282		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	37,420,106
5,547,719		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	5,290,116
24,829,027		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	23,676,116
17,250,587		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	16,449,573
20,404,911		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	20,350,858
10,211,658		Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	10,388,438
99,354,196		Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	5.97%	#	12/28/2037	97,985,194
30,067,569		Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	30,316,620
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,492,379,163)						9,619,088,104

US Government / Agency Mortgage Backed Obligations - 51.1%
23,001,746		Federal Home Loan Mortgage Corporation, Pool C0-3490	4.50%		08/01/2040	24,415,702
109,081,356		Federal Home Loan Mortgage Corporation, Pool C9-1388	3.50%		02/01/2032	111,206,438
56,854,805		Federal Home Loan Mortgage Corporation, Pool C9-1403	3.50%		03/01/2032	57,963,188
57,606,385		Federal Home Loan Mortgage Corporation, Pool C9-1413	3.50%		12/01/2031	58,730,901
28,297,971		Federal Home Loan Mortgage Corporation, Pool C9-1417	3.50%		01/01/2032	28,849,490
111,492,162		Federal Home Loan Mortgage Corporation, Pool C9-1447	3.50%		05/01/2032	113,666,548
115,539,175		Federal Home Loan Mortgage Corporation, Pool C9-1594	3.00%		01/01/2033	114,159,934
32,937,893		Federal Home Loan Mortgage Corporation, Pool C9-1596	3.00%		02/01/2033	32,544,500
18,772,725		Federal Home Loan Mortgage Corporation, Pool D9-8901	3.50%		01/01/2032	19,140,216
56,217,831		Federal Home Loan Mortgage Corporation, Pool D9-8923	3.50%		01/01/2032	57,316,027
42,402,729		Federal Home Loan Mortgage Corporation, Pool D9-9724	3.00%		11/01/2032	41,896,489
62,221,616		Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	67,463,023
15,295,820		Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	16,500,831
42,208,015		Federal Home Loan Mortgage Corporation, Pool G0-6172	5.50%		12/01/2038	46,089,261
58,152,238		Federal Home Loan Mortgage Corporation, Pool G0-6954	6.00%		05/01/2040	64,217,294
77,639,107		Federal Home Loan Mortgage Corporation, Pool G0-7011	6.00%		05/01/2040	85,775,127
197,196,386		Federal Home Loan Mortgage Corporation, Pool J2-2834	2.50%		03/01/2028	195,966,615
179,054,694		Federal Home Loan Mortgage Corporation, Pool Q1-6672	3.00%		03/01/2043	169,900,141
20,620,923		Federal Home Loan Mortgage Corporation, Pool T6-0392	4.00%		10/01/2041	21,023,778
16,391,164		Federal Home Loan Mortgage Corporation, Pool T6-0681	4.00%		05/01/2042	16,709,571
45,240,386		Federal Home Loan Mortgage Corporation, Pool T6-0782	3.50%		07/01/2042	44,530,510
62,926,884		Federal Home Loan Mortgage Corporation, Pool T6-0853	3.50%		09/01/2042	61,939,375
58,506,550		Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	57,587,872
7,014,546		Federal Home Loan Mortgage Corporation, Pool T6-5110	3.50%		10/01/2042	6,904,846
21,008,717		Federal Home Loan Mortgage Corporation, Pool T6-9016	5.00%		06/01/2041	22,230,253
1,249,966		Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	1,282,341
4,989,789		Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	5,442,326
2,948,318		Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	3,118,065
84,431,446		Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	79,125,640
1,597,712		Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	1,687,714
154,358,487		Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	144,611,434
67,784,856		Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	63,309,601
9,524,107		Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	10,070,900
186,171,751		Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	175,467,014
12,574,066		Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	13,515,895
45,935,164		Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	43,038,774
16,001,084		Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	17,268,682
27,990,297		Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	30,547,449
22,405,907		Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	24,513,351
48,357,332		Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	52,281,747
3,927,388		Federal Home Loan Mortgage Corporation, Series 2990-JL	6.48%	#I/F I/O	03/15/2035	580,665
13,284,253		Federal Home Loan Mortgage Corporation, Series 3002-SN	6.33%	#I/F I/O	07/15/2035	2,147,729
9,397,962		Federal Home Loan Mortgage Corporation, Series 3030-SL	5.93%	#I/F I/O	09/15/2035	1,346,954
2,714,450		Federal Home Loan Mortgage Corporation, Series 3045-DI	6.56%	#I/F I/O	10/15/2035	490,883
23,885,103		Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	25,983,457
6,228,838		Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	6,756,050
7,981,682		Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	8,660,185
3,136,790		Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	3,400,662
5,978,043		Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,634,803
10,968,819		Federal Home Loan Mortgage Corporation, Series 3203-SE	6.33%	#I/F I/O	08/15/2036	1,485,088
20,473,817		Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	22,647,215
32,440,907		Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	35,884,672
12,645,020		Federal Home Loan Mortgage Corporation, Series 3261-SA	6.26%	#I/F I/O	01/15/2037	2,071,683
17,098,374		Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	18,612,572
19,770,911		Federal Home Loan Mortgage Corporation, Series 3275-SC	5.91%	#I/F I/O	02/15/2037	2,436,737
13,778,556		Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	15,293,378
38,781,550		Federal Home Loan Mortgage Corporation, Series 3326-GS	6.48%	#I/F I/O	06/15/2037	6,257,392
3,481,569		Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,776,562
28,336,080		Federal Home Loan Mortgage Corporation, Series 3355-BI	5.88%	#I/F I/O	08/15/2037	3,855,373
3,609,086		Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	4,064,266
11,609,533		Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	12,745,671
15,596,914		Federal Home Loan Mortgage Corporation, Series 3417-SI	6.01%	#I/F I/O	02/15/2038	2,233,475
24,505,685		Federal Home Loan Mortgage Corporation, Series 3423-GS	5.48%	#I/F I/O	03/15/2038	2,514,688
4,024,091		Federal Home Loan Mortgage Corporation, Series 3423-SG	5.48%	#I/F I/O	03/15/2038	412,938
3,954,548		Federal Home Loan Mortgage Corporation, Series 3451-S	5.86%	#I/F I/O	02/15/2037	417,637
6,091,100		Federal Home Loan Mortgage Corporation, Series 3455-SC	5.89%	#I/F I/O	06/15/2038	672,125
3,731,782		Federal Home Loan Mortgage Corporation, Series 3473-SM	5.90%	#I/F I/O	07/15/2038	379,652
18,168,140		Federal Home Loan Mortgage Corporation, Series 3484-SE	5.68%	#I/F I/O	08/15/2038	2,537,931
12,960,123		Federal Home Loan Mortgage Corporation, Series 3519-SD	5.38%	#I/F I/O	02/15/2038	1,614,685
5,683,207		Federal Home Loan Mortgage Corporation, Series 3524-LB	5.32%	# I/O	06/15/2038	6,015,351
183,790		Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	186,547
24,830,778		Federal Home Loan Mortgage Corporation, Series 3541-EI	6.58%	#I/F I/O	06/15/2039	3,830,262
8,413,010		Federal Home Loan Mortgage Corporation, Series 3545-SA	5.98%	#I/F I/O	06/15/2039	949,521
3,499,795		Federal Home Loan Mortgage Corporation, Series 3549-SA	5.63%	#I/F I/O	07/15/2039	359,802
27,119,867		Federal Home Loan Mortgage Corporation, Series 3577-LS	7.03%	#I/F I/O	08/15/2035	4,584,814
6,498,184		Federal Home Loan Mortgage Corporation, Series 3582-SA	5.83%	#I/F I/O	10/15/2049	815,924
8,086,410		Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	8,570,418
45,462,701		Federal Home Loan Mortgage Corporation, Series 3606-CS	6.18%	#I/F I/O	12/15/2039	6,745,537
11,954,909		Federal Home Loan Mortgage Corporation, Series 3616-SG	6.18%	#I/F I/O	03/15/2032	2,020,288
23,083,822		Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	25,442,458
9,177,205		Federal Home Loan Mortgage Corporation, Series 3631-SE	6.23%	#I/F I/O	05/15/2039	1,065,985
27,026,591		Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	29,560,847
21,068,940		Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	23,092,454
42,207,839		Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	46,017,223
9,788,301		Federal Home Loan Mortgage Corporation, Series 3667-SB	6.28%	#I/F I/O	05/15/2040	1,175,835
22,527,327		Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	23,171,079
22,976,832		Federal Home Loan Mortgage Corporation, Series 3702-SG	5.88%	#I/F I/O	08/15/2032	3,757,477
9,713,013		Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,821,640
3,741,293		Federal Home Loan Mortgage Corporation, Series 3712-SG	24.17%	#I/F	08/15/2040	6,133,918
21,245,666		Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	23,164,415
173,077,396		Federal Home Loan Mortgage Corporation, Series 3725-CS	5.83%	#I/F I/O	05/15/2040	32,055,509
61,506,917		Federal Home Loan Mortgage Corporation, Series 3726-SA	5.88%	#I/F I/O	09/15/2040	8,227,460
98,000,000		Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	101,558,772
6,792,514		Federal Home Loan Mortgage Corporation, Series 3741-SC	9.67%	#I/F	10/15/2040	6,557,274
238,477		Federal Home Loan Mortgage Corporation, Series 3745-SY	9.67%	#I/F	10/15/2040	220,083
40,067,174		Federal Home Loan Mortgage Corporation, Series 3752-BS	9.67%	#I/F	11/15/2040	39,577,185
1,883,625		Federal Home Loan Mortgage Corporation, Series 3758-SM	9.67%	#I/F	11/15/2040	1,731,707
13,937,667		Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	14,533,140
18,900,000		Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	19,520,695
18,761,630		Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	18,292,936
25,533,994		Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	25,418,652
24,250,000		Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,101,563
2,689,783		Federal Home Loan Mortgage Corporation, Series 3779-SH	9.47%	#I/F	12/15/2040	2,622,783
3,500,000		Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,328,082
15,000,000		Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,149,085
14,957,065		Federal Home Loan Mortgage Corporation, Series 3786-SG	9.17%	#I/F	01/15/2041	14,415,082
11,731,674		Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,288,205
10,605,458		Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	10,835,098
11,235,268		Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	10,857,735
916,011		Federal Home Loan Mortgage Corporation, Series 3798-SD	9.27%	#I/F	12/15/2040	891,259
17,639,910		Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	17,519,685
12,145,287		Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	12,072,834
66,588,277		Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	71,549,669
18,000,000		Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	17,425,368
15,277,557		Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	14,811,935
12,446,181		Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	12,992,574
18,606,168		Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	19,950,036
35,500,000		Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	34,462,353
3,350,433		Federal Home Loan Mortgage Corporation, Series 3828-SW	12.70%	#I/F	02/15/2041	3,318,756
14,508,961		Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	14,192,614
5,711,572		Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,560,662
938,800		Federal Home Loan Mortgage Corporation, Series 3843-SC	12.85%	#I/F	04/15/2041	957,861
3,104,712		Federal Home Loan Mortgage Corporation, Series 3845-LS	12.85%	#I/F	03/15/2041	3,144,787
61,668,382		Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	67,931,855
10,229,000		Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,826,957
70,090,969		Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	78,738,197
61,844,111		Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	64,907,281
30,000,000		Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	31,918,440
12,378,000		Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	12,992,203
51,093,921		Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	53,957,735
29,184,876		Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	28,453,299
17,834,510		Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	17,838,674
25,967,680		Federal Home Loan Mortgage Corporation, Series 3900-SB	5.80%	#I/F I/O	07/15/2041	3,245,615
39,021,431		Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	38,055,455
20,222,504		Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	21,174,286
8,987,780		Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,628,932
12,330,000		Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	12,850,079
26,382,221		Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	24,938,362
528,299		Federal Home Loan Mortgage Corporation, Series 3924-US	9.23%	#I/F	09/15/2041	532,151
9,290,205		Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	9,389,011
10,903,759		Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	10,775,259
17,113,216		Federal Home Loan Mortgage Corporation, Series 3946-SM	14.20%	#I/F	10/15/2041	18,424,010
7,528,687		Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	6,936,210
10,000,000		Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,270,960
53,448,332		Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	55,312,396
10,692,802		Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	9,761,020
53,724,913		Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	48,276,750
45,190,234		Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	42,888,899
25,622,785		Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	22,827,621
36,941,714		Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	35,615,359
63,703,836		Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	56,748,014
63,471,031		Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	56,508,322
17,846,936		Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	16,554,238
36,088,734		Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	30,527,315
97,063,000		Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	100,625,455
69,280,793		Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	71,089,438
5,786,553		Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,262,526
94,688,912		Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	92,053,057
26,084,580		Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	23,963,551
37,013,120		Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	31,017,587
90,986,110		Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	85,068,874
23,905,766		Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	20,873,669
13,000,000		Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	11,614,564
219,144,880		Federal Home Loan Mortgage Corporation, Series 4212-US	5.20%	#I/F	06/15/2043	164,194,060
97,624,893		Federal Home Loan Mortgage Corporation, Series 4223-US	5.23%	#I/F	07/15/2043	79,018,613
19,231,119		Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	16,210,920
18,796,275		Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	17,342,674
210,199,963		Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	231,854,974
2,524,344		Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	2,750,620
3,839,057		Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	4,185,457
4,742,752		Federal National Mortgage Association, Series 2003-117-KS	6.94%	#I/F I/O	08/25/2033	409,155
34,621,528		Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	38,200,165
10,237,567		Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	10,993,663
5,615,922		Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	6,107,854
21,351,554		Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	22,864,162
19,500,000		Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	21,203,969
11,301,695		Federal National Mortgage Association, Series 2004-46-PJ	5.84%	#I/F I/O	03/25/2034	1,279,073
8,203,810		Federal National Mortgage Association, Series 2004-51-XP	7.54%	#I/F I/O	07/25/2034	1,302,937
5,000,000		Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,032,305
7,000,000		Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,495,429
833,808		Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	898,442
2,213,856		Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,393,239
21,351,018		Federal National Mortgage Association, Series 2005-87-SE	5.89%	#I/F I/O	10/25/2035	3,193,277
17,363,780		Federal National Mortgage Association, Series 2005-87-SG	6.54%	#I/F I/O	10/25/2035	2,394,833
13,563,637		Federal National Mortgage Association, Series 2006-101-SA	6.42%	#I/F I/O	10/25/2036	2,172,581
5,376,907		Federal National Mortgage Association, Series 2006-123-LI	6.16%	#I/F I/O	01/25/2037	863,270
7,490,668		Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	8,213,334
24,543,443		Federal National Mortgage Association, Series 2006-56-SM	6.59%	#I/F I/O	07/25/2036	4,385,987
26,632,075		Federal National Mortgage Association, Series 2006-60-YI	6.41%	#I/F I/O	07/25/2036	5,277,441
4,111,422		Federal National Mortgage Association, Series 2006-93-SN	6.44%	#I/F I/O	10/25/2036	425,202
11,666,148		Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,152,701
4,467,292		Federal National Mortgage Association, Series 2007-116-BI	6.09%	#I/F I/O	05/25/2037	459,158
25,845,561		Federal National Mortgage Association, Series 2007-14-PS	6.65%	#I/F I/O	03/25/2037	4,112,706
987,314		Federal National Mortgage Association, Series 2007-2-SH	32.03%	#I/F	08/25/2036	1,221,037
10,215,864		Federal National Mortgage Association, Series 2007-30-OI	6.28%	#I/F I/O	04/25/2037	1,532,777
3,587,558		Federal National Mortgage Association, Series 2007-30-SI	5.95%	#I/F I/O	04/25/2037	490,726
12,665,085		Federal National Mortgage Association, Series 2007-32-SG	5.94%	#I/F I/O	04/25/2037	1,877,147
10,526,803		Federal National Mortgage Association, Series 2007-57-SX	6.46%	#I/F I/O	10/25/2036	1,513,713
14,832,946		Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	16,795,834
10,462,625		Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	11,820,768
11,346,874		Federal National Mortgage Association, Series 2007-75-ID	5.71%	#I/F I/O	08/25/2037	1,463,295
3,066,535		Federal National Mortgage Association, Series 2007-93-SB	3.99%	#I/F I/O	01/25/2036	108,643
6,501,093		Federal National Mortgage Association, Series 2007-9-SD	6.49%	#I/F I/O	03/25/2037	812,319
5,444,641		Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	5,937,678
14,998,280		Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	15,942,272
22,551,974		Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	24,419,841
7,607,193		Federal National Mortgage Association, Series 2008-48-SD	5.84%	#I/F I/O	06/25/2037	1,061,859
8,136,679		Federal National Mortgage Association, Series 2008-53-LI	5.99%	#I/F I/O	07/25/2038	770,379
8,397,238		Federal National Mortgage Association, Series 2008-57-SE	5.84%	#I/F I/O	02/25/2037	944,250
5,482,059		Federal National Mortgage Association, Series 2008-5-MS	6.09%	#I/F I/O	02/25/2038	598,045
6,235,774		Federal National Mortgage Association, Series 2008-61-SC	5.84%	#I/F I/O	07/25/2038	914,344
6,702,832		Federal National Mortgage Association, Series 2008-62-SC	5.84%	#I/F I/O	07/25/2038	758,671
9,515,699		Federal National Mortgage Association, Series 2008-65-SA	5.84%	#I/F I/O	08/25/2038	1,034,927
13,993,330		Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	15,257,264
33,654,718		Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	34,582,057
10,000,122		Federal National Mortgage Association, Series 2009-111-SE	6.09%	#I/F I/O	01/25/2040	1,104,852
2,312,122		Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	2,495,688
21,502,116		Federal National Mortgage Association, Series 2009-42-SI	5.84%	#I/F I/O	06/25/2039	3,056,358
10,292,650		Federal National Mortgage Association, Series 2009-42-SX	5.84%	#I/F I/O	06/25/2039	1,227,869
9,058,063		Federal National Mortgage Association, Series 2009-47-SA	5.94%	#I/F I/O	07/25/2039	1,087,393
3,912,632		Federal National Mortgage Association, Series 2009-48-WS	5.79%	#I/F I/O	07/25/2039	452,005
20,558,450		Federal National Mortgage Association, Series 2009-49-S	6.59%	#I/F I/O	07/25/2039	3,189,557
4,083,684		Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	4,278,878
4,960,288		Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,314,345
8,802,688		Federal National Mortgage Association, Series 2009-70-SA	5.64%	#I/F I/O	09/25/2039	918,215
10,000,000		Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,432,030
14,185,986		Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	14,614,900
35,868,528		Federal National Mortgage Association, Series 2009-85-ES	7.07%	#I/F I/O	01/25/2036	6,290,249
43,885,883		Federal National Mortgage Association, Series 2009-85-JS	6.59%	#I/F I/O	10/25/2039	7,370,085
12,671,119		Federal National Mortgage Association, Series 2009-90-IB	5.56%	#I/F I/O	04/25/2037	1,474,074
5,950,063		Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,430,664
37,245,109		Federal National Mortgage Association, Series 2010-101-SA	4.32%	#I/F I/O	09/25/2040	4,007,726
20,148,685		Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	20,929,104
56,913,909		Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	59,103,643
19,913,458		Federal National Mortgage Association, Series 2010-10-SA	6.19%	#I/F I/O	02/25/2040	2,693,626
9,990,858		Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	10,378,249
6,090,669		Federal National Mortgage Association, Series 2010-111-S	5.79%	#I/F I/O	10/25/2050	608,032
12,489,108		Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	12,828,088
11,790,154		Federal National Mortgage Association, Series 2010-117-SA	4.34%	#I/F I/O	10/25/2040	1,164,014
19,841,395		Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	20,316,001
76,399,139		Federal National Mortgage Association, Series 2010-121-SD	4.34%	#I/F I/O	10/25/2040	7,303,796
242,685		Federal National Mortgage Association, Series 2010-126-SU	53.19%	#I/F	11/25/2040	836,927
178,693		Federal National Mortgage Association, Series 2010-126-SX	14.51%	#I/F	11/25/2040	220,977
12,460,834		Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	12,706,194
12,796,588		Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	13,306,718
88,008		Federal National Mortgage Association, Series 2010-137-VS	14.51%	#I/F	12/25/2040	105,590
6,470,000		Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,749,009
17,387,316		Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	17,386,725
30,436,340		Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	29,928,830
4,674,000		Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,880,724
34,810,295		Federal National Mortgage Association, Series 2010-16-SA	5.29%	#I/F I/O	03/25/2040	4,838,408
3,320,701		Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,648,298
9,441,085		Federal National Mortgage Association, Series 2010-21-KS	4.79%	#I/F I/O	03/25/2040	973,159
3,803,845		Federal National Mortgage Association, Series 2010-2-GS	6.29%	#I/F I/O	12/25/2049	471,560
9,570,397		Federal National Mortgage Association, Series 2010-2-MS	6.09%	#I/F I/O	02/25/2050	1,022,275
18,157,480		Federal National Mortgage Association, Series 2010-31-SA	4.84%	#I/F I/O	04/25/2040	1,494,090
22,709,792		Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	23,787,247
18,907,635		Federal National Mortgage Association, Series 2010-34-PS	4.77%	#I/F I/O	04/25/2040	2,044,723
4,548,906		Federal National Mortgage Association, Series 2010-35-ES	6.29%	#I/F I/O	04/25/2040	528,909
7,412,793		Federal National Mortgage Association, Series 2010-35-SV	6.29%	#I/F I/O	04/25/2040	916,364
7,303,536		Federal National Mortgage Association, Series 2010-46-MS	4.79%	#I/F I/O	05/25/2040	525,913
22,834,610		Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	24,192,436
7,719,504		Federal National Mortgage Association, Series 2010-4-SK	6.07%	#I/F I/O	02/25/2040	1,105,563
5,155,882		Federal National Mortgage Association, Series 2010-58-ES	12.05%	#I/F	06/25/2040	5,656,052
19,660,298		Federal National Mortgage Association, Series 2010-59-MS	5.61%	#I/F I/O	06/25/2040	2,708,110
45,446,331		Federal National Mortgage Association, Series 2010-59-PS	6.29%	#I/F I/O	03/25/2039	6,648,916
23,581,422		Federal National Mortgage Association, Series 2010-59-SC	4.84%	#I/F I/O	01/25/2040	2,413,691
6,804,612		Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	7,178,509
3,348,983		Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	3,469,075
13,017,857		Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	14,157,252
38,140,331		Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	40,538,996
22,940,458		Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	23,681,435
34,177,825		Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	36,431,238
19,131,237		Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	19,676,076
38,262,393		Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	39,352,067
39,037,213		Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	40,576,205
5,317,415		Federal National Mortgage Association, Series 2010-90-SA	5.69%	#I/F I/O	08/25/2040	540,700
6,488,033		Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	6,902,278
8,668,587		Federal National Mortgage Association, Series 2010-99-SG	24.18%	#I/F	09/25/2040	14,334,869
11,892,148		Federal National Mortgage Association, Series 2010-9-DS	5.14%	#I/F I/O	02/25/2040	1,045,191
30,927,536		Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	28,089,517
520,021		Federal National Mortgage Association, Series 2011-110-LS	9.77%	#I/F	11/25/2041	515,576
7,409,904		Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	7,924,047
15,265,263		Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	15,199,035
30,000,000		Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	31,764,840
29,500,000		Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	28,418,117
38,800,000		Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	37,455,658
7,223,855		Federal National Mortgage Association, Series 2011-17-SA	6.31%	#I/F I/O	03/25/2041	961,335
11,000,000		Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	10,809,513
4,744,126		Federal National Mortgage Association, Series 2011-27-BS	8.67%	#I/F	04/25/2041	4,639,034
56,000,000		Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	53,880,344
16,852,902		Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	16,667,048
10,000,000		Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,348,685
19,401,388		Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	20,469,823
27,602,820		Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	28,891,940
7,406,484		Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,321,876
8,748,233		Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,549,591
17,883,723		Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	18,994,043
24,626,471		Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	26,253,493
16,656,569		Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	15,817,686
26,617,609		Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	27,849,418
11,000,000		Federal National Mortgage Association, Series 2011-48-SC	8.87%	#I/F	06/25/2041	10,812,075
31,321,583		Federal National Mortgage Association, Series 2011-58-SA	6.39%	#I/F I/O	07/25/2041	4,612,874
7,338,924		Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	7,908,575
13,969,748		Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	13,513,740
16,574,807		Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	17,497,784
67,486,859		Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	69,633,650
12,000,000		Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	13,041,972
22,719,640		Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	20,584,744
21,787,531		Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,392,277
22,126,874		Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	22,202,460
100,692,966		Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	111,763,301
10,792,765		Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	8,730,182
20,000,000		Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	20,314,380
89,636,897		Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	91,949,842
48,888,006		Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	47,872,211
176,226,316		Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	168,825,956
119,635,316		Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	116,687,382
128,128,414		Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	127,026,574
17,951,089		Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	20,460,921
96,396,196		Federal National Mortgage Association, Series 2012-144-PT	4.44%	#	11/25/2049	101,348,358
9,145,643		Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	8,648,042
19,825,415		Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	18,328,943
15,992,558		Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	13,906,065
48,257,250		Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	45,117,513
39,678,184		Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	37,311,479
26,089,487		Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	25,636,535
28,506,916		Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	25,463,403
21,233,704		Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	18,034,931
29,584,113		Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	24,153,712
79,112,222		Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	82,929,980
113,139,692		Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	112,774,760
25,015,110		Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	21,843,812
19,292,416		Federal National Mortgage Association, Series 2013-51-HS	5.20%	#I/F	04/25/2043	13,670,434
11,617,648		Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	10,927,153
9,877,888		Federal National Mortgage Association, Series 2013-58-SC	5.75%	#I/F	06/25/2043	7,242,902
9,534,070		Federal National Mortgage Association, Series 2013-6-ZH	1.50%		02/25/2043	6,338,629
116,348,872		Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	94,862,551
30,415,078		Federal National Mortgage Association, Series 400-S4	5.29%	#I/F I/O	11/25/2039	4,264,907
176,628,569		Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	165,247,609
30,881,799		Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	33,705,639
33,494,544		Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	36,917,031
12,421,430		Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	13,679,768
23,236,065		Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	25,275,775
38,477,552		Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	41,859,161
27,328,071		Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	29,725,557
10,086,228		Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	10,983,650
8,947,255		Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	9,729,238
22,543,145		Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	24,508,586
3,545,960		Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	3,764,928
1,065,533		Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	1,156,847
3,978,194		Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	4,332,211
13,423,346		Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	14,882,092
30,859,536		Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	34,196,066
4,977,052		Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	5,472,345
2,542,550		Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	2,749,040
2,538,228		Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	2,812,661
866,902		Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	941,193
8,236,093		Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	9,126,578
12,003,523		Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	13,301,343
4,797,333		Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	5,346,900
6,425,472		Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	7,144,329
21,455,866		Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	23,639,421
79,205,256		Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	87,274,517
40,203,660		Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	43,771,679
3,985,453		Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	4,418,710
68,982,655		Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	75,051,350
46,732,044		Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	48,849,190
1,067,335		Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	1,115,034
7,623,381		Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	7,962,003
24,456,255		Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	24,911,618
13,412,707		Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	13,666,830
30,384,348		Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	30,960,037
72,528,613		Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	73,874,091
71,763,425		Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	73,092,513
14,082,583		Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	14,344,399
27,749,623		Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	28,266,819
45,422,302		Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	46,266,388
19,922,346		Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	20,299,827
61,912,381		Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	61,137,549
25,702,373		Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	25,433,944
74,286,680		Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	73,211,538
36,646,862		Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	36,119,371
142,836,765		Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	136,029,125
117,546,805		Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	115,849,751
47,561,190		Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	44,537,862
28,622,094		Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	28,207,859
43,474,163		Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	42,847,315
44,430,262		Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	42,312,742
24,441,121		Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	24,088,500
36,753,864		Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	35,002,456
38,550,280		Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	37,992,391
118,602,445		Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	116,890,598
25,207,872		Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	24,843,053
1,316,978		Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	1,403,950
79,841,531		Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	87,931,640
34,405,346		Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	37,938,300
1,733,122		Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,848,012
3,691,453		Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	4,029,720
485,509		Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	517,690
2,506,071		Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	2,746,682
5,098,642		Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	5,327,157
20,887,968		Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	21,285,690
4,878,666		Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	5,098,114
26,424,380		Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	28,060,831
3,828,692		Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	3,901,324
18,754,514		Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	19,111,090
6,640,175		Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	6,766,546
7,862,377		Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	8,011,839
27,365,786		Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	27,885,821
13,042,303		Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	13,290,648
8,140,821		Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	8,296,042
89,299,724		Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	91,005,212
22,824,075		Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	23,258,943
6,708,283		Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	6,835,859
41,401,566		Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	40,684,563
10,816,879		Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	11,022,767
73,521,818		Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	74,889,231
22,953,472		Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	23,387,591
16,244,739		Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	16,553,718
19,622,812		Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	19,995,727
27,727,520		Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	28,257,439
4,170,203		Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	4,356,271
26,366,522		Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	29,304,873
13,588,072		Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	15,116,125
27,040,929		Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	30,072,394
54,555,869		Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	60,454,444
77,658,065		Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	86,113,069
24,289,262		Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	26,915,415
26,436,013		Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	29,310,017
143,275,915		Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	141,208,086
185,783,909		Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	173,974,287
94,512,004		Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	88,492,744
12,485,658		Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	13,315,626
81,427,218		Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	82,963,827
129,377,108		Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	127,120,813
127,282,618		Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	125,062,370
7,443,194		Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	7,931,523
142,375		Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	147,349
29,346,781		Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	31,270,935
6,631,170		Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	7,064,967
638,326		Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	679,554
2,431,371		Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	2,581,366
1,992,870		Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	2,123,671
7,726,588		Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	8,203,211
3,385,631		Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	3,598,120
8,714,099		Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	9,109,461
20,219,192		Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	21,469,341
24,215,326		Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	25,706,875
1,734,386		Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	1,811,973
43,331,002		Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	45,279,511
20,046,684		Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	20,427,128
285,460,082		Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	290,749,418
120,870,215		Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	123,114,409
139,996,815		Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	142,596,602
68,097,235		Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	69,361,295
20,857,281		Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	20,494,830
90,351,344		Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	92,031,965
12,713,271		Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	12,492,315
198,455,835		Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	202,161,029
29,518,235		Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	29,003,775
30,582,117		Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	31,159,568
117,466,787		Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	119,659,915
278,530,374		Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	273,672,851
320,063,722		Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	314,481,686
77,016,439		Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	78,454,446
88,039,208		Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	86,503,731
15,501,943		Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	15,791,324
197,397,567		Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	193,956,264
453,008,781		Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	446,474,827
12,125,558		Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	11,914,042
344,353,203		Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	339,379,259
46,142,044		Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	45,475,584
181,201,439		Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	178,583,679
205,409,855		Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	202,442,545
197,980,267		Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	195,126,968
24,421,641		Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	24,069,650
23,018,515		Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	24,055,096
14,700,000		Government National Mortgage Association, Series 2003-67-SP	6.93%	#I/F I/O	08/20/2033	3,895,284
15,039,110		Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	16,517,747
6,356,727		Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	7,119,410
6,500,000		Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	6,927,979
16,058,311		Government National Mortgage Association, Series 2004-83-CS	5.91%	#I/F I/O	10/20/2034	2,345,260
3,094,846		Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,431,484
20,256,216		Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	21,807,872
963,247		Government National Mortgage Association, Series 2006-24-CX	38.74%	#I/F	05/20/2036	2,143,603
26,354,793		Government National Mortgage Association, Series 2007-26-SJ	4.52%	#I/F I/O	04/20/2037	2,491,184
11,431,220		Government National Mortgage Association, Series 2008-2-SM	6.33%	#I/F I/O	01/16/2038	1,802,564
20,813,223		Government National Mortgage Association, Series 2008-42-AI	7.52%	#I/F I/O	05/16/2038	3,696,037
10,564,376		Government National Mortgage Association, Series 2008-43-SH	6.17%	#I/F I/O	05/20/2038	1,534,074
11,983,742		Government National Mortgage Association, Series 2008-51-SC	6.08%	#I/F I/O	06/20/2038	1,763,578
6,895,815		Government National Mortgage Association, Series 2008-51-SE	6.08%	#I/F I/O	06/16/2038	1,118,943
4,804,892		Government National Mortgage Association, Series 2008-82-SM	5.88%	#I/F I/O	09/20/2038	703,411
7,176,391		Government National Mortgage Association, Series 2008-83-SD	6.39%	#I/F I/O	11/16/2036	1,312,502
14,415,629		Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	14,808,974
13,699,797		Government National Mortgage Association, Series 2009-10-NS	6.48%	#I/F I/O	02/16/2039	2,625,174
8,424,697		Government National Mortgage Association, Series 2009-24-SN	5.93%	#I/F I/O	09/20/2038	1,102,249
19,615,307		Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	20,432,295
67,572,253		Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	71,217,674
5,994		Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	5,442
13,416,280		Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	14,769,285
3,849,126		Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	4,088,879
11,602,570		Government National Mortgage Association, Series 2009-69-TS	6.03%	#I/F I/O	04/16/2039	1,688,420
9,682,633		Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,159,096
16,294,662		Government National Mortgage Association, Series 2009-87-IG	6.57%	#I/F I/O	03/20/2037	2,480,272
1,047,800		Government National Mortgage Association, Series 2010-166-SJ	9.46%	#I/F	12/20/2040	1,047,477
31,251,782		Government National Mortgage Association, Series 2010-1-SA	5.58%	#I/F I/O	01/16/2040	3,791,260
3,047,867		Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,130,359
88,118,687		Government National Mortgage Association, Series 2010-26-QS	6.08%	#I/F I/O	02/20/2040	16,679,422
12,767,000		Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	13,712,428
20,483,249		Government National Mortgage Association, Series 2010-42-ES	5.51%	#I/F I/O	04/20/2040	3,300,665
7,002,480		Government National Mortgage Association, Series 2010-61-AS	6.38%	#I/F I/O	09/20/2039	856,468
60,555,613		Government National Mortgage Association, Series 2010-62-SB	5.58%	#I/F I/O	05/20/2040	9,254,012
8,069,947		Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	8,958,505
2,043,224		Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	1,006,214
7,833,334		Government National Mortgage Association, Series 2011-18-SN	9.17%	#I/F	12/20/2040	7,724,531
8,333,334		Government National Mortgage Association, Series 2011-18-YS	9.17%	#I/F	12/20/2040	8,294,741
11,272,438		Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	11,885,332
10,571,153		Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	8,747,064
85,181,936		Government National Mortgage Association, Series 2011-69-SB	5.18%	#I/F I/O	05/20/2041	11,543,464
23,434,315		Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	24,258,394
32,396,767		Government National Mortgage Association, Series 2011-72-AS	5.21%	#I/F I/O	05/20/2041	4,329,008
31,529,538		Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03/16/2033	29,078,378
24,384,841		Government National Mortgage Association, Series 2011-72-SK	5.98%	#I/F I/O	05/20/2041	3,573,523
28,564,994		Government National Mortgage Association, Series 2012-105-SE	6.03%	#I/F I/O	01/20/2041	4,469,196
40,499,214		Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	37,965,482
Total US Government / Agency Mortgage Backed Obligations (Cost $16,103,398,750)						15,790,129,473

US Government Bonds and Notes - 6.0%
1,325,000,000		United States Treasury Notes	1.63%		11/15/2022	1,196,174,225
700,000,000		United States Treasury Notes	2.00%		02/15/2023	649,468,400
Total US Government Bonds and Notes (Cost $1,991,727,249)						1,845,642,625

Short Term Investments - 0.9%
283,262,147		Fidelity Institutional Government Portfolio	0.01%	♦		283,262,147
Total Short Term Investments (Cost $283,262,147)						283,262,147

Total Investments - 99.2% (Cost $30,993,940,157)						30,646,956,057
Other Assets in Excess of Liabilities - 0.8%						246,639,353
NET ASSETS - 100.0%						$ 30,893,595,410

	#	Variable rate security. Rate disclosed as of December 31, 2013.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital (the "Adviser"), unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2013, the value of these securities amounted to $3,539,995,862 or 11.5% of net assets.

	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
	P/O	Principal only security
	♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments						$ 31,067,136,106
Gross Tax Unrealized Appreciation						741,450,411
Gross Tax Unrealized Depreciation						(1,161,630,460)
Net Tax Unrealized Appreciation (Depreciation)						$ (420,180,049)

	+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares		Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 3.3%
1,000,000		ALM Loan Funding, Series 2011-4A-C	2.99%	# ^	07/18/2022	995,014
1,500,000		ARES Ltd., Series 2012-2A-D	4.87%	# ^	10/12/2023	1,507,476
2,000,000		ARES Ltd., Series 2013-1A-D	3.99%	# ^	04/15/2025	1,930,511
1,500,000		BlueMountain Ltd., Series 2012-1A-E	5.74%	# ^	07/20/2023	1,462,363
1,250,000		Brookside Mill Ltd., Series 2013-1A-C1	2.94%	# ^	04/17/2025	1,220,945
2,250,000		Brookside Mill Ltd., Series 2013-1A-D	3.29%	# ^	04/17/2025	2,082,763
1,250,000		Brookside Mill Ltd., Series 2013-1A-E	4.64%	# ^	04/17/2025	1,134,526
2,000,000		Cent Ltd., Series 2013-18A-D	3.70%	# ^	07/23/2025	1,921,914
1,500,000		Cent Ltd., Series 2013-18A-E	4.85%	# ^	07/23/2025	1,370,718
2,000,000		Centurion Ltd., Series 2005-8X-C	2.24%	#	03/08/2017	1,975,802
1,500,000		Chatham Light Ltd., Series 2005-2A-C	1.94%	# ^	08/03/2019	1,472,648
2,000,000		Dryden Senior Loan Fund, Series 2012-24A-D	4.99%	# ^	11/15/2023	2,012,990
2,000,000		Four Corners Ltd., Series 2006-3A-D	1.74%	# ^	07/22/2020	1,941,472
1,000,000		Galaxy Ltd., Series 2013-15A-B	2.09%	# ^	04/15/2025	981,088
1,000,000		Galaxy Ltd., Series 2013-15A-C	2.84%	# ^	04/15/2025	965,485
1,000,000		Galaxy Ltd., Series 2013-15A-D	3.64%	# ^	04/15/2025	959,928
250,000		GLG Ore Hill Ltd., Series 2013-1A-A	1.36%	# ^	07/15/2025	244,216
760,000		GoldenTree Loan Opportunities Ltd., Series 2007-4A-D	4.49%	# ^	08/18/2022	740,045
2,000,000		GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.44%	# ^	04/17/2022	1,984,435
2,000,000		LCM LP, Series 10A-D	4.84%	# ^	04/15/2022	2,000,730
1,000,000		LCM LP, Series 10X-A	1.72%	#	04/15/2022	999,783
2,000,000		LCM LP, Series 11A-D2	4.19%	# ^	04/19/2022	1,959,644
1,000,000		LCM LP, Series 12A-E	5.99%	# ^	10/19/2022	987,803
1,500,000		Magnetite Ltd., Series 2012-7A-D	5.49%	# ^	01/15/2025	1,431,561
1,500,000		Nomad Ltd., Series 2013-1A-B	3.22%	# ^	01/15/2025	1,486,684
1,500,000		Nomad Ltd., Series 2013-1A-C	3.77%	# ^	01/15/2025	1,446,237
2,000,000		OCP Ltd., Series 2013-3A-B	2.99%	# ^	01/17/2025	1,938,693
2,000,000		Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	# ^	07/17/2025	1,913,503
2,000,000		Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	# ^	07/17/2025	1,822,890
2,000,000		OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.29%	# ^	04/20/2021	1,994,833
1,000,000		Race Point Ltd., Series 2013-8A-B	2.14%	# ^	02/20/2025	993,692
500,000		Saturn Ltd., Series 2007-1A-D	4.24%	# ^	05/13/2022	453,099
274,153		TCW Global Project Fund Ltd., Series 2004-1A-REV	0.89%	# ^	06/15/2016	274,153
500,000		Venture Ltd., Series 2012-10A-C	3.49%	# ^	07/20/2022	498,473
2,000,000		Venture Ltd., Series 2012-10A-D	4.44%	# ^	07/20/2022	1,992,413
2,000,000		WhiteHorse Ltd., Series 2006-1A-B1L	2.09%	# ^	05/01/2018	1,982,536
3,000,000		Wind River Ltd., Series 2013-1A-C	3.64%	# ^	04/20/2025	2,806,537
Total Collateralized Loan Obligations (Cost $54,039,967)						53,887,603

Foreign Corporate Bonds - 16.9%
700,000		AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	749,000
4,300,000		AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,601,000
500,000		AES El Salvador Trust	6.75%		03/28/2023	477,500
1,000,000		Alfa Bond Issuance	7.50%		09/26/2019	1,071,250
1,500,000		Alpek S.A. de C.V.	5.38%	^	08/08/2023	1,494,375
2,100,000		Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38%	^	11/01/2022	1,680,000
4,750,000		Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	5,174,987
1,500,000		Automotores Gildemeister S.A.	8.25%		05/24/2021	1,042,500
4,100,000		Banco de Bogota S.A.	5.38%		02/19/2023	4,038,500
2,500,000		Banco de Bogota S.A.	5.38%	^	02/19/2023	2,462,500
500,000		Banco de Credito del Peru	4.25%		04/01/2023	464,375
2,500,000		Banco de Credito del Peru	4.25%	^	04/01/2023	2,321,875
1,000,000		Banco de Credito del Peru	6.13%	# ^	04/24/2027	1,002,500
350,000		Banco de Credito del Peru	9.75%	#	11/06/2069	403,375
503,000		Banco de Credito del Peru	9.75%	# ^	11/06/2069	579,707
3,000,000		Banco do Brasil S.A.	8.50%	#	10/20/2020	3,262,500
2,000,000		Banco do Brasil S.A.	5.88%		01/19/2023	1,875,000
800,000		Banco GNB Sudameris S.A.	3.88%		05/02/2018	771,000
900,000		Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	867,375
1,000,000		Banco International del Peru S.A.A.	5.75%		10/07/2020	1,020,000
895,000		Banco International del Peru S.A.A.	8.50%	#	04/23/2070	955,413
1,000,000		Banco Nacional de Desenvolvimento Economico e Social	5.75%	^	09/26/2023	991,250
3,000,000		Bancolombia S.A.	5.95%		06/03/2021	3,135,000
5,250,000		Bank Of Montreal	1.40%		09/11/2017	5,173,276
5,500,000		BBVA Bancomer S.A.	6.50%		03/10/2021	5,830,000
2,307,000		BP Capital Markets PLC	4.75%		03/10/2019	2,574,451
25,000		BP Capital Markets PLC	2.50%		11/06/2022	22,806
4,488,000		British Telecommunications PLC	5.95%		01/15/2018	5,136,552
2,700,000		Caixa Economica Federal	3.50%		11/07/2022	2,200,500
300,000		Cementos Progreso Trust	7.13%		11/06/2023	304,875
200,000		Cementos Progreso Trust	7.13%	^	11/06/2023	203,250
2,400,000		Cemex Espana S.A.	9.25%		05/12/2020	2,646,000
6,600,000		Cencosud S.A.	4.88%	^	01/20/2023	6,191,948
1,400,000		Cencosud S.A.	4.88%		01/20/2023	1,313,444
600,000		CFR International S.A.	5.13%	^	12/06/2022	554,021
5,400,000		CFR International S.A.	5.13%		12/06/2022	4,986,193
4,000,000		Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	3,630,000
3,500,000		CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,397,082
2,000,000		Corporacion Lindley S.A.	6.75%	^	11/23/2021	2,120,000
700,000		Corporacion Lindley S.A.	6.75%		11/23/2021	742,000
500,000		Corporacion Lindley S.A.	4.63%	^	04/12/2023	462,500
800,000		Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	804,000
2,444,000		Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,456,220
1,300,000		Cosan Luxembourg S.A.	5.00%		03/14/2023	1,132,690
1,000,000		Cosan Luxembourg S.A.	5.00%	^	03/14/2023	871,300
700,000		Cosan Overseas Ltd.	8.25%		11/05/2015	710,500
2,605,000		Diageo Capital PLC	1.50%		05/11/2017	2,601,494
500,000		Digicel Ltd.	7.00%		02/15/2020	507,500
2,000,000		Embraer Overseas Ltd.	5.70%	^	09/16/2023	2,010,000
1,800,000		ENTEL Chile S.A.	4.88%	^	10/30/2024	1,762,846
4,400,000		ESAL GmbH	6.25%	^	02/05/2023	3,971,000
2,100,000		ESAL GmbH	6.25%		02/05/2023	1,895,250
2,000,000		Ferreycorp S.A.A.	4.88%	^	04/26/2020	1,880,000
4,400,000		Fresnillo PLC	5.50%	^	11/13/2023	4,290,000
8,000,000		Gaz Capital S.A.	4.95%		02/06/2028	7,120,000
3,600,000		GPN Capital S.A.	6.00%	^	11/27/2023	3,672,000
3,200,000		Grupo Aval Ltd.	4.75%	^	09/26/2022	2,960,000
4,300,000		Grupo Aval Ltd.	4.75%		09/26/2022	3,977,500
4,000,000		Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	4,060,000
2,200,000		Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	2,205,500
2,400,000		Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	2,406,000
2,750,000		Guanay Finance Ltd.	6.00%	^	12/15/2020	2,849,688
2,253,284		IIRSA Norte Finance Ltd.	8.75%		05/30/2024	2,636,343
4,800,000		Industrial Senior Trust	5.50%		11/01/2022	4,440,000
2,200,000		Industrial Senior Trust	5.50%	^	11/01/2022	2,035,000
400,000		Inkia Energy Ltd.	8.38%	^	04/04/2021	432,800
1,100,000		Inkia Energy Ltd.	8.38%		04/04/2021	1,190,200
2,300,000		Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,371,875
2,700,000		Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,784,375
1,905,000		Intelsat Ltd.	7.75%	^	06/01/2021	2,050,256
2,000,000		IOI Investment BHD	4.38%		06/27/2022	1,888,044
2,500,000		Itau Unibanco Holding S.A.	5.50%		08/06/2022	2,393,750
500,000		Ixe Banco S.A.	9.25%		10/14/2020	590,315
5,250,000		Korea Development Bank	4.38%		08/10/2015	5,534,303
4,000,000		Lukoil International Finance B.V.	4.56%		04/24/2023	3,764,000
400,000		Magnesita Finance Ltd.	8.63%		04/05/2017	386,000
500,000		Metalsa S.A. de C.V.	4.90%		04/24/2023	456,250
1,000,000		Mexichem S.A.B. de C.V.	4.88%	^	09/19/2022	982,500
3,500,000		Mexichem S.A.B. de C.V.	6.75%		09/19/2042	3,333,750
1,947,000		Mexico Generadora de Energia	5.50%		12/06/2032	1,864,252
300,000		Minerva Luxembourg S.A.	7.75%		01/31/2023	298,500
3,500,000		Minerva Luxembourg S.A.	7.75%	^	01/31/2023	3,482,500
4,000,000		Noble Group Ltd.	6.75%		01/29/2020	4,240,000
5,300,000		OAS Financial Ltd.	8.88%	# ^	04/25/2018	4,703,750
1,900,000		Odebrecht Finance Ltd.	7.50%		09/14/2015	1,833,500
1,700,000		Odebrecht Finance Ltd.	7.13%		06/26/2042	1,578,875
2,440,000		France Telecom S.A.	2.75%		09/14/2016	2,535,463
4,600,000		Pacific Rubiales Energy Corporation	7.25%		12/12/2021	4,899,000
3,000,000		Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	3,195,000
1,500,000		Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	1,383,750
5,200,000		Pemex Project Funding Master Trust	6.63%		06/15/2035	5,499,000
1,000,000		Pesquera Exalmar S.A.A.	7.38%		01/31/2020	915,000
1,800,000		Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,647,000
1,500,000		Petrobras Global Finance B.V.	4.38%		05/20/2023	1,351,338
6,000,000		Rosneft International Finance Ltd.	4.20%		03/06/2022	5,520,000
2,050,000		Royal KPN N.V.	8.38%		10/01/2030	2,605,306
2,300,000		SACI Falabella	3.75%	^	04/30/2023	2,089,640
400,000		Samarco Mineracao S.A.	4.13%	^	11/01/2022	361,000
1,600,000		Samarco Mineracao S.A.	4.13%		11/01/2022	1,444,000
4,500,000		SB Capital S.A.	5.13%		10/29/2022	4,320,000
2,408,000		Scotiabank Peru S.A.	4.50%	#	12/13/2027	2,119,040
7,092,000		Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	6,240,960
1,500,000		SMU S.A.	7.75%	^	02/08/2020	1,095,000
750,000		Southern Copper Corporation	6.75%		04/16/2040	733,697
3,800,000		Southern Copper Corporation	5.25%		11/08/2042	3,100,713
4,000,000		Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	3,855,188
200,000		Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	208,500
3,000,000		Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	3,191,250
1,200,000		Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	1,122,000
600,000		Tupras Turkiye Petrol Rafinerileri A.S.	4.13%		05/02/2018	561,000
200,000		TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	203,500
1,760,000		Valeant Pharmaceuticals International, Inc.	7.50%	^	07/15/2021	1,940,400
2,500,000		Vedanta Resources PLC	8.25%		06/07/2021	2,520,313
2,200,000		Vedanta Resources PLC	7.13%	^	05/31/2023	2,021,250
4,000,000		VimpelCom Holdings B.V.	5.95%	^	02/13/2023	3,790,000
200,000		Volcan Cia Minera S.A.A.	5.38%		02/02/2022	184,500
5,350,000		VTB Capital S.A.	6.95%		10/17/2022	5,510,500
Total Foreign Corporate Bonds (Cost $283,123,472)						273,507,814

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.7%
800,000		Brazilian Government International Bond	4.25%		01/07/2025	763,000
5,240,000		Corporacion Andina de Fomento	3.75%		01/15/2016	5,474,218
4,170,000		United Mexican States	4.00%		10/02/2023	4,133,512
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $10,311,928)						10,370,730

Municipal Bonds - 0.5%
6,500,000		New York State Dormitory Authority	5.50%		03/15/2027	7,727,200
Total Municipal Bonds (Cost $7,477,954)						7,727,200

Non-Agency Commercial Mortgage Backed Obligations - 7.8%
500,000		BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-B	1.77%	# ^	08/15/2029	500,819
1,400,000		BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-D	2.87%	# ^	08/15/2029	1,407,497
1,000,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,037,772
2,902,000		CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	3,179,903
101,708,474		CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	189,279
4,800,000		CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	4,973,662
2,000,000		Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	2,222,092
11,810,427		Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.24%	# ^ I/O	09/10/2045	1,361,223
4,881,342		Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.50%	# ^ I/O	12/10/2044	650,256
985,000		Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.78%	#	06/10/2046	1,060,378
2,500,000		Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	2,735,044
3,144,626		Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.33%	# ^ I/O	07/10/2046	125,324
29,588,326		Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.20%	# I/O	10/15/2045	3,660,919
811,922		Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	842,661
202,074		Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	202,133
3,455,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	3,652,403
4,380,000		Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.79%	#	06/15/2038	4,754,915
3,750,000		Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	4,033,762
2,500,000		Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	2,674,441
1,848,550		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.34%	# ^	10/15/2021	1,837,579
2,800,000		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.32%	# ^	02/15/2022	2,766,779
3,800,000		Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	4,116,677
1,000,000		DBRR Trust, Series 2011-C32-A3B	5.73%	# ^	06/17/2049	1,097,836
2,500,000		DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	2,504,250
5,807,095		DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.42%	# ^ I/O	07/10/2044	330,790
1,000,000		Extended Stay America Trust, Series 2013-ESFL-DFL	3.31%	# ^	12/05/2031	987,023
1,500,000		Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	1,508,216
1,000,000		GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,040,752
794,000		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	841,798
169,264		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.48%	# ^	11/05/2019	167,994
100,000		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-F	0.57%	# ^	11/05/2019	99,250
3,500,000		Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,844,034
4,000,000		Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	4,231,984
1,600,000		GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.59%	#	04/10/2038	1,611,947
1,000,000		GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	1,083,133
14,726,985		GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.05%	# ^ I/O	04/10/2038	17,024
4,851,012		GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.72%	# ^ I/O	08/10/2044	345,322
5,840,826		GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.16%	# ^ I/O	01/10/2045	698,344
776,811		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	777,268
37,117,763		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.54%	# I/O	05/15/2045	489,862
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,089,384
1,800,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	1,980,008
4,450,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.71%	#	02/12/2049	4,789,666
3,750,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.00%	#	02/15/2051	4,165,669
12,050,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	248,760
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,072,261
12,261,717		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.51%	# ^ I/O	07/15/2046	676,546
33,687,918		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.16%	# I/O	10/15/2045	3,859,221
8,785,614		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.01%	# I/O	06/15/2045	865,427
3,000,000		LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.88%	# ^	07/15/2044	3,324,669
250,000		LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	262,157
1,800,000		LB-UBS Commercial Mortgage Trust, Series 2006-C6-AM	5.41%		09/15/2039	1,980,973
9,467,770		LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.65%	# ^ I/O	11/15/2038	158,419
7,635,618		LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.65%	# ^ I/O	11/15/2038	129,397
1,600,000		LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	1,623,703
2,500,000		LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	2,755,024
1,600,000		Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,596,020
214,582		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.29%	#	12/12/2049	214,316
4,000,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	4,211,870
2,947,278		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.89%	# ^ I/O	08/15/2045	279,131
4,000,000		Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	4,153,622
57,293		Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.42%	#	04/12/2049	56,438
3,700,000		Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,029,426
29,288,508		Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.94%	# ^ I/O	09/15/2047	709,661
551,814		SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	553,204
1,000,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	1,062,172
14,692,363		UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.17%	# ^ I/O	08/10/2049	1,794,819
250,000		Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-AM	5.72%	#	05/15/2043	270,761
95,541,323		Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.26%	# ^ I/O	07/15/2045	739,776
16,857,377		Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.39%	# I/O	11/15/2048	192,258
1,600,000		Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,545,866
3,500,000		Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.92%	#	02/15/2051	3,874,089
19,591,412		WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.26%	# ^ I/O	11/15/2045	2,413,623
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $127,604,908)						126,340,681

Non-Agency Residential Collateralized Mortgage Obligations - 14.4%
1,924,725		ACE Securities Corporation, Series 2006-NC1-A2C	0.36%	#	12/25/2035	1,908,633
111,282		Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.76%	# ^	11/25/2037	78,745
4,000,000		American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,161,770
3,431,193		Banc of America Funding Corporation, Series 2005-G-A3	5.16%	#	10/20/2035	3,345,737
1,966,111		Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,968,462
1,187,349		Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,159,664
1,950,865		BCAP LLC Trust, Series 2009-RR13-6A5	8.99%	# ^	04/26/2037	2,038,121
341,819		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	294,848
8,247,862		Chase Mortgage Finance Corporation, Series 2007-A2-6A4	2.77%	#	07/25/2037	7,576,833
2,454,084		Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	2,369,343
238,724		Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	247,819
1,800,000		Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,732,558
401,242		Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	255,355
4,928,000		Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.74%	# ^	11/25/2038	4,209,942
2,859,111		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	8.66%	# ^	11/25/2036	2,461,877
14,573,890		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.93%	# ^	12/25/2036	11,937,364
2,412,864		Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.73%	# ^	09/25/2047	2,414,840
319,022		CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	264,807
172,970		CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	134,127
316,424		CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	256,997
412,129		Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	373,544
462,543		Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	360,929
2,324,166		Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	2,049,803
440,596		Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.86%	#	10/25/2035	340,537
756,473		Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	600,877
2,660,940		Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,255,812
2,896,410		Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.61%	#	08/25/2037	1,650,936
838,728		Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.21%	#I/F	08/25/2037	1,924,506
214,696		Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.14%	#I/F	08/25/2037	315,009
1,128,409		Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	943,873
4,711,683		Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.66%	#	09/25/2037	3,037,933
4,628,427		Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.34%	#I/F I/O	09/25/2037	960,540
842,027		Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	262,737
198,127		Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.10%	#	04/25/2036	171,128
310,570		Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	317,919
1,033,265		Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	960,919
1,858,206		Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,658,460
816,194		Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	745,503
2,125,317		Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,914,953
203,551		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	174,897
3,463,123		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	3,350,334
7,831,560		Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	7,174,281
370,237		Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	352,425
227,400		Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	189,145
123,078		Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	119,561
9,402,884		Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.20%	# ^	06/26/2037	8,586,423
2,882,966		Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.89%	# ^I/F	04/15/2036	3,415,628
286,157		Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.29%	# ^I/F	04/15/2036	345,569
1,873,190		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.89%	# ^I/F	04/15/2036	2,232,009
782,670		First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	676,743
202,159		First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	193,059
1,098,260		GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	1,122,420
2,780,789		GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,348,132
2,019,878		GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,513,416
217,955		GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	215,260
11,632,273		GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	10,605,189
1,963,836		GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,864,664
226,504		HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	216,943
485,713		JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	336,885
10,000,000		JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,331,170
2,654,781		JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	2,455,454
3,202,519		JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	3,018,662
617,287		JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	547,552
5,149,841		JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	5,233,960
4,137,646		Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	3,918,565
1,165,631		Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	903,361
85,117		Lehman Mortgage Trust, Series 2006-9-1A19	29.92%	#I/F	01/25/2037	123,941
1,508,516		Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,340,069
325,462		Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	243,519
221,481		MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	224,335
90,062		MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	72,282
355,472		MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	355,398
782,860		Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	804,449
2,656,681		Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,647,425
6,227,790		Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.46%	#	06/25/2036	5,276,675
4,610,466		Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	4,331,599
292,502		Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	190,599
735,824		Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	381,205
1,331,064		Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	776,542
105,270		Option One Mortgage Loan Trust, Series 2004-3-M3	1.14%	#	11/25/2034	99,021
2,631,467		PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	2,548,390
608,166		Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	626,210
816,613		Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	732,341
246,870		Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	243,821
872,863		Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	675,936
1,965,775		Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,528,950
632,133		Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	636,085
2,833,784		Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,246,207
550,000		Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	515,089
387,065		Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	339,413
456,817		Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	362,653
129,309		Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	117,236
2,358,270		Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,500,673
241,421		Residential Asset Securitization Trust, Series 2006-R1-A1	27.74%	#I/F	01/25/2046	327,945
280,137		Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	251,043
1,420,590		Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,288,894
2,661,406		Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,374,807
1,747,675		Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,591,414
2,008,325		Structured Adjustable Rate Mortgage Loan Trust, Series 2005-8XS-A3	0.72%	#	04/25/2035	2,006,178
374,753		Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.04%	#	05/25/2036	373,943
2,336,315		Structured Asset Securities Corporation, Series 2003-35-1A1	5.23%	#	12/25/2033	2,403,043
3,757,446		Structured Asset Securities Corporation, Series 2005-14-1A1	0.46%	#	07/25/2035	3,388,645
2,829,105		Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	2,840,634
2,457,865		Structured Asset Securities Corporation, Series 2005-RF1-A	0.51%	# ^	03/25/2035	2,082,485
2,473,310		Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.29%	# ^ I/O	03/25/2035	357,805
216,352		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	199,595
2,488,264		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,120,867
6,474,173		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.12%	#	10/25/2036	4,506,938
5,716,440		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	2.21%	#	01/25/2047	5,388,848
4,287,150		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	3,618,972
267,946		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.49%	#I/F	06/25/2037	466,514
3,772,444		Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	3,792,347
196,777		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.33%	#	08/25/2035	177,810
284,589		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.63%	#	10/25/2035	206,953
1,190,688		Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,176,867
3,121,641		Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	2,984,170
2,886,021		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	2,802,110
3,089,244		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,854,755
4,912,146		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	4,663,150
5,922,146		Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	5,892,523
1,443,333		Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,338,534
4,086,631		Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	4,215,292
377,117		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	357,407
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $223,606,881)						233,096,018

US Corporate Bonds - 18.3%
1,880,000		Activision Blizzard, Inc.	5.63%	^	09/15/2021	1,950,500
2,930,000		ADT Corporation	3.50%		07/15/2022	2,554,995
1,930,000		Alere, Inc.	6.50%		06/15/2020	1,983,075
5,590,000		Altria Group, Inc.	2.85%		08/09/2022	5,156,479
1,610,000		American Axle & Manufacturing, Inc.	6.63%		10/15/2022	1,702,575
5,150,000		American Express Credit Corporation	2.13%		07/27/2018	5,164,235
1,600,000		Ardagh Packaging Finance	7.00%	^	11/15/2020	1,624,000
800,000		Ardagh Packaging Finance	4.88%	^	11/15/2022	796,000
2,480,000		Arrow Electronics, Inc.	3.38%		11/01/2015	2,567,648
2,040,000		Ashland, Inc.	4.75%		08/15/2022	1,948,200
2,605,000		AT&T, Inc.	5.35%		09/01/2040	2,586,546
2,155,000		Atlas Pipeline Partners LP	4.75%	^	11/15/2021	1,982,600
1,995,000		Avis Budget Car Rental LLC	5.50%		04/01/2023	1,942,631
1,405,000		Baxter International, Inc.	3.20%		06/15/2023	1,344,969
2,605,000		BB&T Corporation	1.60%		08/15/2017	2,584,006
3,355,000		Becton Dickinson and Company	3.13%		11/08/2021	3,257,816
3,245,000		Biogen Idec, Inc.	6.88%		03/01/2018	3,829,197
1,045,000		BMC Software Finance, Inc.	8.13%	^	07/15/2021	1,081,575
1,932,000		Boeing Company	6.88%		03/15/2039	2,562,543
1,250,000		Bonanza Creek Energy, Inc.	6.75%		04/15/2021	1,315,625
400,000		Boston Properties LP	5.63%		11/15/2020	450,666
2,180,000		Boston Properties LP	4.13%		05/15/2021	2,234,125
2,815,000		Burlington Northern Santa Fe LLC	3.00%		03/15/2023	2,626,688
2,120,000		CCO Holdings LLC	5.25%		09/30/2022	1,990,150
2,075,000		Celanese US Holdings LLC	4.63%		11/15/2022	1,994,594
2,690,000		Celgene Corporation	3.25%		08/15/2022	2,551,495
1,325,000		Cinemark USA, Inc.	7.38%		06/15/2021	1,470,750
1,960,000		CIT Group, Inc.	5.00%		08/15/2022	1,919,159
1,455,000		Claire's Stores, Inc.	7.75%	^	06/01/2020	1,360,425
2,460,000		Coca-Cola Company	1.80%		09/01/2016	2,520,730
3,385,000		ConAgra Foods, Inc.	3.20%		01/25/2023	3,148,805
2,065,000		ConocoPhillips Company	6.50%		02/01/2039	2,598,412
3,500,000		Covidien International Finance S.A.	2.95%		06/15/2023	3,244,290
1,885,000		DaVita, Inc.	5.75%		08/15/2022	1,917,988
3,899,000		Devon Energy Corporation	6.30%		01/15/2019	4,523,339
563,000		Devon Energy Corporation	4.00%		07/15/2021	573,683
2,435,000		DIRECTV Holdings LLC	5.00%		03/01/2021	2,561,839
2,800,000		Dow Chemical Company	3.00%		11/15/2022	2,616,398
2,563,000		Duke Energy Corporation	3.55%		09/15/2021	2,567,921
700,000		Ecolab, Inc.	2.38%		12/08/2014	711,125
1,800,000		Ecolab, Inc.	1.00%		08/09/2015	1,806,316
1,778,000		Equinix, Inc.	7.00%		07/15/2021	1,949,133
4,115,000		Ford Motor Company	7.45%		07/16/2031	5,052,784
4,925,000		General Electric Capital Corporation	2.90%		01/09/2017	5,145,271
1,225,000		Glencore Funding LLC	2.50%	^	01/15/2019	1,187,579
2,250,000		Goldman Sachs Group, Inc.	5.75%		01/24/2022	2,536,940
1,800,000		Goodyear Tire & Rubber Company	7.00%		05/15/2022	1,946,250
2,175,000		Halliburton Company	6.15%		09/15/2019	2,575,033
2,020,000		Hawk Acquisition Sub, Inc.	4.25%	^	10/15/2020	1,959,400
1,805,000		HD Supply, Inc.	7.50%		07/15/2020	1,953,912
620,000		IAC/InterActiveCorp	4.88%	^	11/30/2018	637,050
1,840,000		IASIS Healthcare LLC	8.38%		05/15/2019	1,959,600
2,505,000		Illinois Tool Works, Inc.	3.38%		09/15/2021	2,497,212
5,350,000		JP Morgan Chase & Company	3.25%		09/23/2022	5,136,631
2,038,000		Kellogg Company	7.45%		04/01/2031	2,577,385
2,475,000		Kinder Morgan Energy Partners LP	2.65%		02/01/2019	2,450,438
2,225,000		Kinder Morgan Energy Partners LP	6.95%		01/15/2038	2,564,034
4,075,000		Kroger Company	3.40%		04/15/2022	3,959,718
3,510,000		Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	3,865,128
2,865,000		Macy's Retail Holdings, Inc.	2.88%		02/15/2023	2,597,991
1,740,000		Manitowoc Company, Inc.	8.50%		11/01/2020	1,983,600
2,345,000		Marathon Petroleum Corporation	5.13%		03/01/2021	2,544,088
2,520,000		Mattel, Inc.	2.50%		11/01/2016	2,586,699
2,275,000		MetLife, Inc.	5.70%		06/15/2035	2,492,542
3,010,000		MetLife, Inc.	4.13%		08/13/2042	2,627,926
1,860,000		MGM Resorts International	6.63%		12/15/2021	1,969,275
2,880,000		Microsoft Corporation	2.13%		11/15/2022	2,606,939
640,000		MidAmerican Energy Holdings Company	5.95%		05/15/2037	702,618
2,679,000		MidAmerican Energy Holdings Company	6.50%		09/15/2037	3,121,799
2,630,000		Morgan Stanley	3.75%		02/25/2023	2,564,058
3,401,000		Motorola Solutions, Inc.	6.00%		11/15/2017	3,871,868
469,000		MPT Operating Partnership LP	6.38%		02/15/2022	487,760
4,740,000		National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	6,416,737
495,000		NCL Corporation Ltd.	5.00%		02/15/2018	512,325
1,860,000		Newfield Exploration Company	5.75%		01/30/2022	1,925,100
2,385,000		Novartis Capital Corporation	4.40%		04/24/2020	2,601,186
1,955,000		Nuveen Investments, Inc.	9.50%	^	10/15/2020	1,969,662
1,830,000		Oasis Petroleum, Inc.	6.88%	^	03/15/2022	1,948,950
2,425,000		ONEOK Partners LP	6.13%		02/01/2041	2,576,684
3,450,000		Oracle Corporation	1.20%		10/15/2017	3,398,122
1,800,000		Oracle Corporation	2.38%		01/15/2019	1,818,261
1,550,000		Penn Virginia Resource Partners LP	8.25%		04/15/2018	1,650,750
2,400,000		Phillips 66	5.88%		05/01/2042	2,612,234
3,825,000		PNC Funding Corporation	4.38%		08/11/2020	4,095,114
1,090,000		PNC Funding Corporation	3.30%		03/08/2022	1,072,988
1,830,000		Post Holdings, Inc.	7.38%	^	02/15/2022	1,967,250
2,030,000		Regency Energy Partners LP	5.50%		04/15/2023	1,989,400
2,020,000		Revlon Consumer Products Corporation	5.75%	^	02/15/2021	2,002,325
1,775,000		Reynolds Group LLC	9.88%		08/15/2019	1,983,563
1,810,000		RR Donnelley & Sons Company	7.88%		03/15/2021	2,018,150
1,870,000		Safway Group Holding LLC	7.00%	^	05/15/2018	1,982,200
1,905,000		Sally Holdings LLC	5.75%		06/01/2022	1,990,725
1,910,000		SBA Communications Corporation	5.63%		10/01/2019	1,976,850
1,850,000		Sealed Air Corporation	6.50%	^	12/01/2020	1,998,000
2,020,000		Select Medical Corporation	6.38%		06/01/2021	1,984,650
1,896,000		Service Corporation International	5.38%	^	01/15/2022	1,929,180
2,252,000		Simon Property Group LP	5.65%		02/01/2020	2,563,693
2,120,000		Sirius XM Radio, Inc.	4.25%	^	05/15/2020	2,008,700
1,485,000		SM Energy Company	5.00%	^	01/15/2024	1,421,888
3,613,000		Southern Power Company	4.88%		07/15/2015	3,834,697
3,575,000		Southwest Airlines Company	5.13%		03/01/2017	3,885,546
1,885,000		Spectrum Brands Escrow Corporation	6.63%	^	11/15/2022	2,009,881
1,925,000		Sun Merger Sub, Inc.	5.88%	^	08/01/2021	1,977,938
2,200,000		Targa Resources Partners LP	4.25%	^	11/15/2023	1,980,000
1,885,000		Terex Corporation	6.00%		05/15/2021	1,958,044
2,830,000		Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	2,567,147
1,858,000		Toll Brothers Finance Corporation	5.88%		02/15/2022	1,932,320
2,260,000		Transocean, Inc.	6.00%		03/15/2018	2,536,845
2,510,000		Tyson Foods, Inc.	4.50%		06/15/2022	2,559,954
1,205,000		Ultra Petroleum Corporation	5.75%	^	12/15/2018	1,241,150
1,800,000		United Rentals North America, Inc.	7.63%		04/15/2022	2,009,250
1,980,000		United Technologies Corporation	3.10%		06/01/2022	1,939,559
2,261,000		Valero Energy Corporation	6.13%		02/01/2020	2,585,894
1,975,000		Verizon Communications, Inc.	2.50%		09/15/2016	2,043,556
5,076,000		Wal-Mart Stores, Inc.	3.25%		10/25/2020	5,191,027
3,355,000		Waste Management, Inc.	6.13%		11/30/2039	3,846,266
1,985,000		WCI Communities, Inc.	6.88%	^	08/15/2021	1,980,038
3,010,000		WellPoint, Inc.	5.25%		01/15/2016	3,256,071
1,875,000		WellPoint, Inc.	2.30%		07/15/2018	1,862,109
4,325,000		Wells Fargo & Company	4.60%		04/01/2021	4,748,539
405,000		Wells Fargo & Company	3.50%		03/08/2022	405,823
2,260,000		Wynn Las Vegas LLC	7.75%		08/15/2020	2,548,150
2,420,000		Xerox Corporation	4.25%		02/15/2015	2,511,265
Total US Corporate Bonds (Cost $299,537,528)						295,260,530

US Government / Agency Mortgage Backed Obligations - 16.2%
2,329,479		Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	2,525,709
1,515,202		Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	1,634,571
5,593,632		Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	6,172,297
7,302,363		Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	7,187,700
1,285,961		Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	1,319,268
154,180		Federal Home Loan Mortgage Corporation, Series 2692-SC	12.95%	#I/F	07/15/2033	184,866
5,300,000		Federal Home Loan Mortgage Corporation, Series 2722-PS	9.70%	#I/F	12/15/2033	6,188,637
328,417		Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	347,272
603,830		Federal Home Loan Mortgage Corporation, Series 3002-SN	6.33%	#I/F I/O	07/15/2035	97,624
266,695		Federal Home Loan Mortgage Corporation, Series 3045-DI	6.56%	#I/F I/O	10/15/2035	48,229
1,074,830		Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,169,256
134,012		Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	145,355
1,441,818		Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,594,874
403,488		Federal Home Loan Mortgage Corporation, Series 3275-SC	5.91%	#I/F I/O	02/15/2037	49,729
3,993,491		Federal Home Loan Mortgage Corporation, Series 3382-SB	5.83%	#I/F I/O	11/15/2037	379,902
2,986,941		Federal Home Loan Mortgage Corporation, Series 3384-S	6.22%	#I/F I/O	11/15/2037	416,199
3,353,337		Federal Home Loan Mortgage Corporation, Series 3417-SX	6.01%	#I/F I/O	02/15/2038	342,242
412,727		Federal Home Loan Mortgage Corporation, Series 3423-GS	5.48%	#I/F I/O	03/15/2038	42,353
412,727		Federal Home Loan Mortgage Corporation, Series 3423-SG	5.48%	#I/F I/O	03/15/2038	42,353
468,384		Federal Home Loan Mortgage Corporation, Series 3524-LB	5.32%	# I/O	06/15/2038	495,757
1,452,397		Federal Home Loan Mortgage Corporation, Series 3562-WS	4.78%	#I/F I/O	08/15/2039	121,593
847,589		Federal Home Loan Mortgage Corporation, Series 3582-SA	5.83%	#I/F I/O	10/15/2049	106,425
1,298,934		Federal Home Loan Mortgage Corporation, Series 3606-CS	6.18%	#I/F I/O	12/15/2039	192,730
730,071		Federal Home Loan Mortgage Corporation, Series 3616-SG	6.18%	#I/F I/O	03/15/2032	123,376
4,155,088		Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	4,579,642
1,344,271		Federal Home Loan Mortgage Corporation, Series 3666-SC	5.60%	#I/F I/O	05/15/2040	162,264
608,649		Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	663,581
394,738		Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	406,019
50,069		Federal Home Loan Mortgage Corporation, Series 3745-SY	9.67%	#I/F	10/15/2040	46,208
2,295,091		Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,284,724
1,400,000		Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,331,233
294,243		Federal Home Loan Mortgage Corporation, Series 3780-YS	9.57%	#I/F	12/15/2040	283,341
815,840		Federal Home Loan Mortgage Corporation, Series 3786-SG	9.17%	#I/F	01/15/2041	786,277
2,247,054		Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,171,547
114,501		Federal Home Loan Mortgage Corporation, Series 3798-SD	9.27%	#I/F	12/15/2040	111,407
59,906		Federal Home Loan Mortgage Corporation, Series 3805-KS	9.17%	#I/F	02/15/2041	58,348
1,752,323		Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,882,886
1,156,635		Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,119,711
4,525,884		Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,724,573
2,308,286		Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,475,006
3,736,782		Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,627,558
251,282		Federal Home Loan Mortgage Corporation, Series 3828-SW	12.70%	#I/F	02/15/2041	248,907
3,978,605		Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,382,700
3,303,948		Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,221,128
2,441,955		Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,556,887
18,549,602		Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	16,904,809
5,361,995		Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,866,978
21,234,612		Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	18,916,005
7,827,662		Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	6,615,388
1,450,655		Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,600,103
230,099		Federal National Mortgage Association, Series 2003-117-KS	6.94%	#I/F I/O	08/25/2033	19,851
500,000		Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	543,691
5,000,000		Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,403,852
1,131,049		Federal National Mortgage Association, Series 2006-101-SA	6.42%	#I/F I/O	10/25/2036	181,168
524,059		Federal National Mortgage Association, Series 2006-56-SM	6.59%	#I/F I/O	07/25/2036	93,651
481,073		Federal National Mortgage Association, Series 2007-116-BI	6.09%	#I/F I/O	05/25/2037	49,446
1,751,291		Federal National Mortgage Association, Series 2007-30-OI	6.28%	#I/F I/O	04/25/2037	262,762
364,542		Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	387,486
446,855		Federal National Mortgage Association, Series 2008-62-SC	5.84%	#I/F I/O	07/25/2038	50,578
3,375,694		Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	3,596,822
176,473		Federal National Mortgage Association, Series 2009-111-SE	6.09%	#I/F I/O	01/25/2040	19,497
265,990		Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	287,108
460,310		Federal National Mortgage Association, Series 2009-48-WS	5.79%	#I/F I/O	07/25/2039	53,177
2,391,218		Federal National Mortgage Association, Series 2009-62-PS	5.94%	#I/F I/O	08/25/2039	275,078
3,630,987		Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,938,163
1,260,977		Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,299,102
308,714		Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	320,591
55,491		Federal National Mortgage Association, Series 2010-109-BS	53.19%	#I/F	10/25/2040	178,495
1,707,873		Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,767,674
768,232		Federal National Mortgage Association, Series 2010-121-SD	4.34%	#I/F I/O	10/25/2040	73,443
29,336		Federal National Mortgage Association, Series 2010-137-VS	14.51%	#I/F	12/25/2040	35,197
2,254,544		Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,216,950
534,044		Federal National Mortgage Association, Series 2010-31-SA	4.84%	#I/F I/O	04/25/2040	43,944
365,954		Federal National Mortgage Association, Series 2010-34-PS	4.77%	#I/F I/O	04/25/2040	39,575
623,134		Federal National Mortgage Association, Series 2010-35-SP	6.19%	#I/F I/O	04/25/2050	91,807
341,446		Federal National Mortgage Association, Series 2010-35-SV	6.29%	#I/F I/O	04/25/2040	42,209
9,470,062		Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	9,789,837
704,932		Federal National Mortgage Association, Series 2010-59-PS	6.29%	#I/F I/O	03/25/2039	103,133
791,323		Federal National Mortgage Association, Series 2010-59-SC	4.84%	#I/F I/O	01/25/2040	80,996
6,083,306		Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	6,417,569
358,732		Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	390,131
1,981,753		Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,104,716
1,016,413		Federal National Mortgage Association, Series 2010-90-GS	5.84%	#I/F I/O	08/25/2040	107,208
57,791		Federal National Mortgage Association, Series 2010-99-SG	24.18%	#I/F	09/25/2040	95,566
6,599,677		Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,523,771
14,109,406		Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	13,563,443
1,533,918		Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,507,355
1,000,000		Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	962,149
5,090,020		Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	5,485,110
9,944,884		Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,498,670
720,665		Federal National Mortgage Association, Series 2011-88-SB	8.97%	#I/F	09/25/2041	696,973
1,036,878		Federal National Mortgage Association, Series 400-S4	5.29%	#I/F I/O	11/25/2039	145,395
452,812		Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	494,218
387,268		Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	421,263
3,043,484		Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	3,311,524
1,603,231		Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	1,744,132
2,325,597		Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	2,529,622
423,758		Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	458,173
2,772,184		Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	3,054,608
2,580,111		Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	2,809,092
1,930,859		Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	2,018,335
206,062		Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	215,271
69,630		Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	74,229
48,949		Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	52,194
2,927,200		Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	3,058,868
1,786,367		Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,903,566
225,262		Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	246,886
1,333,163		Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	1,420,573
127,547		Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	135,919
1,594,991		Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	1,759,394
271,875		Government National Mortgage Association, Series 2003-67-SP	6.93%	#I/F I/O	08/20/2033	72,043
480,489		Government National Mortgage Association, Series 2008-82-SM	5.88%	#I/F I/O	09/20/2038	70,341
6,241,234		Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	6,501,185
4,300,052		Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,532,034
4,236,152		Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,444,604
4,944,881		Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,289,945
105,361		Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	108,213
6,788,826		Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,036,832
11,230,325		Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	11,625,244
Total US Government / Agency Mortgage Backed Obligations (Cost $262,715,559)						262,087,194

US Government Bonds and Notes - 12.0%
8,200,000		United States Treasury Bonds	4.25%		05/15/2039	8,747,096
18,300,000		United States Treasury Bonds	3.75%		08/15/2041	17,845,355
26,000,000		United States Treasury Notes	0.25%		03/31/2014	26,011,674
33,300,000		United States Treasury Notes	0.25%		05/31/2014	33,321,478
41,000,000		United States Treasury Notes	1.00%		08/31/2019	38,783,458
30,700,000		United States Treasury Notes	1.88%		06/30/2020	29,957,674
43,200,000		United States Treasury Notes	1.63%		08/15/2022	39,254,630
Total US Government Bonds and Notes (Cost $202,168,732)						193,921,365

Affiliated Mutual Funds - 7.4% (a)
11,756,581		DoubleLine Floating Rate Fund				119,446,860
Total Affiliated Mutual Funds (Cost $118,378,158)						119,446,860

Short Term Investments - 1.6%
26,459,849		Fidelity Institutional Government Portfolio	0.01%	♦		26,459,849
Total Short Term Investments (Cost $26,459,849)						26,459,849

Total Investments - 99.1% (Cost $1,615,424,936)						1,602,105,844
Other Assets in Excess of Liabilities - 0.9%						14,554,896
NET ASSETS - 100.0%						$ 1,616,660,740

	#	Variable rate security. Rate disclosed as of December 31, 2013.
	^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2013, the value of these securities amounted to $292,157,689 or 18.1% of net assets.

	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
	(a)	Institutional class shares held
	♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments						$ 1,618,224,453
Gross Tax Unrealized Appreciation						25,202,759
Gross Tax Unrealized Depreciation						(41,321,368)
Net Tax Unrealized Appreciation (Depreciation)						$ (16,118,609)

	+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Breakdown as a % of Net Assets:

United States	81.5%
Mexico	2.5%
Peru	2.4%
Brazil	2.3%
Russia	2.2%
Colombia	1.9%
Chile	1.8%
Britain	0.6%
Canada	0.4%
Guatemala	0.4%
South Korea	0.4%
Supranational	0.4%
Australia	0.3%
China	0.3%
Costa Rica	0.3%
Dominican Republic	0.3%
India	0.3%
France	0.2%
Netherlands	0.2%
Turkey	0.2%
Luxembourg	0.1%
Malaysia	0.1%
El Salvador	0.0%	~
Jamaica	0.0%	~
Paraguay	0.0%	~
Other Assets and Liabilities	0.9%
	100.0%
~ Represents less than 0.05% of net assets

Industry Breakdown as a % of Net Assets:

US Government / Agency Mortgage Backed Obligation	16.2%
Non-Agency Residential Collateralized Mortgage Obligation	14.4%
US Government Bonds and Notes	12.0%
Non-Agency Commercial Mortgage Backed Obligation	7.8%
Affiliated Mutual Funds	7.4%
Banking	6.3%
Oil and Gas	4.2%
Collateralized Loan Obligation	3.3%
Chemicals/Plastics	1.8%
Financial Intermediaries	1.8%
Telecommunications	1.8%
Health Care	1.7%
Consumer Products	1.6%
Short Term Investment	1.6%
Utilities	1.6%
Business Equipment and Services	1.1%
Mining	1.1%
Energy	0.9%
Retail	0.9%
Transportation	0.8%
Food/Drug Retailers	0.7%
Pharmaceuticals	0.7%
Automotive	0.6%
Beverage and Tobacco	0.6%
Conglomerates	0.6%
Finance	0.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.6%
Insurance	0.6%
Building and Development	0.5%
Construction	0.5%
Food Products	0.5%
Municipal Bond	0.5%
Software	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Industrial	0.4%
Media	0.4%
Real Estate	0.4%
Containers and Glass Products	0.3%
Cosmetics/Toiletries	0.3%
Electronics/Electric	0.3%
Environmental Control	0.2%
Machinery and Tools	0.2%
Steel	0.2%
Drugs	0.1%
Packaging	0.1%
Travel & Lodging	0.0%	~
Other Assets and Liabilities	0.9%
	100.0%
~ Represents less than 0.05% of net assets

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 99.0%
Brazil - 16.0%
2,000,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	2,175,000
1,500,000	Banco do Brasil S.A.	5.88%		01/19/2023	1,406,250
2,000,000	Banco Nacional de Desenvolvimento Economico e Social	5.75%	^	09/26/2023	1,982,500
3,000,000	BR Malls International Finance Ltd.	8.50%		01/21/2016	3,003,750
3,165,000	Braskem Finance Ltd.	7.38%		10/04/2015	3,006,750
1,800,000	Caixa Economica Federal	3.50%		11/07/2022	1,467,000
1,300,000	Cosan Luxembourg S.A.	5.00%	^	03/14/2023	1,132,690
1,000,000	Cosan Overseas Ltd.	8.25%		11/05/2015	1,015,000
10,000,000	Embraer Overseas Ltd.	5.70%	^	09/16/2023	10,050,000
8,600,000	ESAL GmbH	6.25%	^	02/05/2023	7,761,500
2,000,000	ESAL GmbH	6.25%		02/05/2023	1,805,000
2,000,000	Itau Unibanco Holding S.A.	5.50%		08/06/2022	1,915,000
2,675,000	Magnesita Finance Ltd.	8.63%		04/05/2017	2,581,375
8,100,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	8,059,500
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	497,500
11,000,000	OAS Financial Ltd.	8.88%	# ^	04/25/2018	9,762,500
5,100,000	Odebrecht Finance Ltd.	7.50%		09/14/2015	4,921,500
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	4,550,875
3,900,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	3,513,479
6,800,000	Samarco Mineracao S.A.	4.13%	^	11/01/2022	6,137,000
4,325,000	Samarco Mineracao S.A.	4.13%		11/01/2022	3,903,312
					80,647,481
Chile - 11.3%
3,500,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	2,432,500
200,000	Banco de Credito e Inversiones	4.00%		02/11/2023	186,010
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	489,621
15,700,000	Cencosud S.A.	4.88%	^	01/20/2023	14,729,332
2,000,000	CFR International S.A.	5.13%	^	12/06/2022	1,846,738
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	7,958,879
4,700,000	ENTEL Chile S.A.	4.88%	^	10/30/2024	4,602,987
4,000,000	Guanay Finance Ltd.	6.00%	^	12/15/2020	4,145,000
1,400,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,336,392
3,600,000	Inversiones CMPC S.A.	4.38%	^	05/15/2023	3,372,970
2,000,000	SACI Falabella	3.75%	^	04/30/2023	1,817,078
1,800,000	SACI Falabella	3.75%		04/30/2023	1,635,370
3,900,000	SMU S.A.	7.75%	^	02/08/2020	2,847,000
9,750,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	9,397,021
					56,796,898
China - 1.9%
9,000,000	Noble Group Ltd.	6.75%		01/29/2020	9,540,000
					9,540,000
Colombia - 11.2%
4,000,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	3,940,000
3,050,000	Banco de Bogota S.A.	5.38%		02/19/2023	3,004,250
4,400,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	4,240,500
2,700,000	Bancolombia S.A.	5.95%		06/03/2021	2,821,500
12,000,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	11,100,000
6,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,550,000
4,654,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	4,956,510
15,093,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	16,074,045
4,526,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	4,814,533
					56,501,338
Costa Rica - 2.2%
6,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	6,187,500
4,775,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,924,219
					11,111,719
Dominican Republic - 2.8%
1,600,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	1,712,000
11,463,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	12,265,410
					13,977,410
El Salvador - 0.2%
800,000	AES El Salvador Trust	6.75%		03/28/2023	764,000
					764,000
Guatemala - 3.1%
600,000	Cementos Progreso Trust	7.13%	^	11/06/2023	609,750
2,000,000	Cementos Progreso Trust	7.13%		11/06/2023	2,032,500
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,457,500
8,100,000	Industrial Senior Trust	5.50%		11/01/2022	7,492,500
					15,592,250
India - 2.0%
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	593,416
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	5,443,875
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	4,042,500
					10,079,791
Jamaica - 0.1%
500,000	Digicel Ltd.	7.00%		02/15/2020	507,500
					507,500
Malaysia - 1.9%
10,000,000	IOI Investment BHD	4.38%		06/27/2022	9,440,220
					9,440,220
Mexico - 15.6%
6,700,000	Alpek S.A. de C.V.	5.38%	^	08/08/2023	6,674,875
9,750,000	BBVA Bancomer S.A.	6.50%		03/10/2021	10,335,000
6,200,000	Cemex Espana S.A.	9.25%		05/12/2020	6,835,500
8,900,000	Fresnillo PLC	5.50%	^	11/13/2023	8,677,500
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	8,627,500
6,000,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	6,015,000
7,000,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	7,017,500
1,745,000	Ixe Banco S.A.	9.25%		10/14/2020	2,060,199
5,000,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	4,562,500
5,000,000	Mexichem S.A.B. de C.V.	4.88%	^	09/19/2022	4,912,500
6,600,000	Mexichem S.A.B. de C.V.	6.75%		09/19/2042	6,286,500
6,293,000	Mexico Generadora de Energia	5.50%		12/06/2032	6,025,548
500,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	508,750
					78,538,872
Paraguay - 0.1%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	417,000
					417,000
Peru - 14.8%
4,000,000	Banco de Credito del Peru	4.25%		04/01/2023	3,715,000
2,000,000	Banco de Credito del Peru	6.13%	# ^	04/24/2027	2,005,000
3,135,000	Banco de Credito del Peru	9.75%	#	11/06/2069	3,613,088
2,033,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	2,073,660
1,773,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,892,677
7,483,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	6,790,822
1,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	1,060,000
2,655,000	Corporacion Lindley S.A.	6.75%		11/23/2021	2,814,300
1,500,000	Corporacion Lindley S.A.	4.63%	^	04/12/2023	1,387,500
1,700,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	1,708,500
6,305,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	6,336,525
3,600,000	Ferreycorp S.A.A.	4.88%	^	04/26/2020	3,384,000
2,163,153	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	2,530,889
600,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	649,200
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,055,800
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,751,500
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,497,950
10,500,000	Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	9,240,000
7,500,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	6,600,000
1,900,000	Southern Copper Corporation	6.75%		04/16/2040	1,858,700
9,600,000	Southern Copper Corporation	5.25%		11/08/2042	7,833,379
700,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	645,750
					74,444,240
Russia - 13.7%
500,000	Alfa Bond Issuance	7.50%		09/26/2019	535,625
13,400,000	Gaz Capital S.A.	4.95%		02/06/2028	11,926,000
1,000,000	Gaz Capital S.A.	7.29%		08/16/2037	1,058,750
5,900,000	GPN Capital S.A.	6.00%	^	11/27/2023	6,018,000
11,000,000	Lukoil International Finance B.V.	4.56%		04/24/2023	10,351,000
500,000	Polyus Gold International Ltd.	5.63%	^	04/29/2020	483,125
11,000,000	Rosneft International Finance Ltd.	4.20%		03/06/2022	10,120,000
9,600,000	SB Capital S.A.	5.13%		10/29/2022	9,216,000
8,100,000	VimpelCom Holdings B.V.	5.95%	^	02/13/2023	7,674,750
11,450,000	VTB Capital S.A.	6.95%		10/17/2022	11,793,500
					69,176,750
Turkey - 2.1%
5,700,000	Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38%	^	11/01/2022	4,560,000
6,400,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	5,984,000
					10,544,000
Total Foreign Corporate Bonds (Cost $516,135,066)					498,079,469

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.8%
Brazil - 0.6%
3,000,000	Brazilian Government International Bond	4.25%		01/07/2025	2,861,250
					2,861,250
Colombia - 0.2%
1,000,000	Colombia Government International Bond	8.70%		02/15/2016	1,130,000
					1,130,000
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $4,112,972)					3,991,250

Short Term Investments - 0.0%
7	Fidelity Institutional Government Portfolio	0.01%	♦		7
Total Short Term Investments (Cost $7)					7

Total Investments - 99.8% (Cost $520,248,045)					502,070,726
Other Assets in Excess of Liabilities - 0.2%					976,004
NET ASSETS - 100.0%					$ 503,046,730

#	Variable rate security. Rate disclosed as of December 31, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2013, the value of these securities amounted to $227,869,727 or 45.3% of net assets.

♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments					$ 520,315,948
Gross Tax Unrealized Appreciation					2,822,961
Gross Tax Unrealized Depreciation					(21,068,183)
Net Tax Unrealized Appreciation (Depreciation)					$ (18,245,222)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares		Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 2.6%
1,000,000		Brookside Mill Ltd., Series 2013-1A-E	4.64%	# ^	04/17/2025	907,621
1,000,000		Brookside Mill Ltd., Series 2013-1A-SUB	11.67%	# ^@	04/17/2025	996,725
1,000,000		Cent Ltd., Series 2013-18A-D	3.70%	# ^	07/23/2025	960,957
1,000,000		Cent Ltd., Series 2013-18A-E	4.85%	# ^	07/23/2025	913,812
1,000,000		Cent Ltd., Series 2013-18A-SUB	16.23%	# ^@	07/23/2025	978,981
Total Collateralized Loan Obligations (Cost $4,698,578)						4,758,096

Non-Agency Residential Collateralized Mortgage Obligations - 7.8%
351,982		Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.06%	#	03/25/2036	267,666
618,840		Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	461,321
67,892		BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	57,939
2,691,359		BCAP LLC Trust, Series 2009-RR4-1A2	5.62%	# ^	06/26/2037	1,098,173
106,000		BCAP LLC Trust, Series 2010-RR6-1A20	6.22%	# ^	08/26/2022	108,801
1,253,128		Chase Mortgage Finance Corporation, Series 2007-A1-12A3	2.99%	#	03/25/2037	1,073,513
351,616		Chaseflex Trust, Series 2007-M1-2F4	4.94%	#	08/25/2037	272,202
153,649		Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	150,165
357,888		Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	353,360
442,878		CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	368,656
156,527		Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	134,051
887,287		Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	411,825
34,351		Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.14%	#I/F	08/25/2037	50,401
24,396		Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.74%	#I/F	09/25/2037	35,495
689,462		Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.35%	#	06/25/2036	669,230
443,111		Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	395,479
22,414		Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	19,334
277,050		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	268,027
748,002		Credit Suisse Mortgage Capital Certificates, Series 2006-2-6A8	5.75%		03/25/2036	664,155
53,641		Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	53,886
444,519		Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.97%	# ^	04/26/2037	398,558
256,503		Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.89%	# ^I/F	04/15/2036	303,894
374,638		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.89%	# ^I/F	04/15/2036	446,402
87,398		First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	67,126
1,000,000		GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	177,758
249,744		GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.93%	#I/F	02/25/2036	255,373
54,934		JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	48,881
806,389		JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	683,711
200,000		JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.12%	#	10/25/2036	158,047
297,000		Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	309,131
136,703		Lehman Mortgage Trust, Series 2006-4-1A3	5.24%	#I/F I/O	08/25/2036	21,041
8,543		Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	7,474
74,740		Lehman Mortgage Trust, Series 2007-5-11A1	5.93%	#	06/25/2037	53,981
311,897		Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	270,966
374,186		Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.63%	#	08/25/2035	363,792
469,723		MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	425,624
433,490		Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	335,361
376,469		Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	305,913
6,747		Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,131
379,074		Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	303,608
75,885		Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.56%	#	06/25/2036	48,720
227,653		Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.44%	#I/F I/O	06/25/2036	31,945
143,798		Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.61%	#	08/25/2036	88,488
431,393		Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.39%	#I/F I/O	08/25/2036	59,166
427,001		Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.03%	#	02/25/2034	405,849
1,724		Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,705
35,000		Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	31,381
840,450		Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	663,830
641,631		Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	486,231
661,421		Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	581,283
380,834		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.12%	#	10/25/2036	265,114
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,831,854)						14,519,163

US Government / Agency Mortgage Backed Obligations - 3.9%
126,450		Federal Home Loan Mortgage Corporation, Series 3261-SA	6.26%	#I/F I/O	01/15/2037	20,717
155,791		Federal Home Loan Mortgage Corporation, Series 3317-DS	14.58%	#I/F	05/15/2037	185,277
264,823		Federal Home Loan Mortgage Corporation, Series 3355-BI	5.88%	#I/F I/O	08/15/2037	36,031
280,026		Federal Home Loan Mortgage Corporation, Series 3384-S	6.22%	#I/F I/O	11/15/2037	39,019
513,635		Federal Home Loan Mortgage Corporation, Series 3384-SG	6.14%	#I/F I/O	08/15/2036	60,225
311,938		Federal Home Loan Mortgage Corporation, Series 3417-SX	6.01%	#I/F I/O	02/15/2038	31,836
515,909		Federal Home Loan Mortgage Corporation, Series 3423-GS	5.48%	#I/F I/O	03/15/2038	52,941
5,236,174		Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	46,542
585,209		Federal Home Loan Mortgage Corporation, Series 3500-SA	5.35%	#I/F I/O	01/15/2039	53,544
643,443		Federal Home Loan Mortgage Corporation, Series 3523-SM	5.83%	#I/F I/O	04/15/2039	72,980
145,240		Federal Home Loan Mortgage Corporation, Series 3562-WS	4.78%	#I/F I/O	08/15/2039	12,159
466,753		Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	486,068
605,710		Federal Home Loan Mortgage Corporation, Series 3728-SV	4.28%	#I/F I/O	09/15/2040	59,508
550,317		Federal Home Loan Mortgage Corporation, Series 3758-S	5.86%	#I/F I/O	11/15/2040	70,885
71,997		Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	71,672
27,715		Federal Home Loan Mortgage Corporation, Series 3780-YS	9.57%	#I/F	12/15/2040	26,688
632,228		Federal Home Loan Mortgage Corporation, Series 3815-ST	5.68%	#I/F I/O	02/15/2041	91,739
276,252		Federal Home Loan Mortgage Corporation, Series 3900-SB	5.80%	#I/F I/O	07/15/2041	34,528
368,089		Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	386,583
536,199		Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	486,698
1,079,544		Federal Home Loan Mortgage Corporation, Series 3982-TZ	4.00%		01/15/2042	961,570
235,635		Federal National Mortgage Association, Series 2006-101-SA	6.42%	#I/F I/O	10/25/2036	37,743
118,292		Federal National Mortgage Association, Series 2006-123-LI	6.16%	#I/F I/O	01/25/2037	18,992
837,849		Federal National Mortgage Association, Series 2007-39-AI	5.96%	#I/F I/O	05/25/2037	129,564
447,949		Federal National Mortgage Association, Series 2007-57-SX	6.46%	#I/F I/O	10/25/2036	64,413
31,653		Federal National Mortgage Association, Series 2009-49-S	6.59%	#I/F I/O	07/25/2039	4,911
671,637		Federal National Mortgage Association, Series 2009-86-CI	5.64%	#I/F I/O	09/25/2036	75,535
418,274		Federal National Mortgage Association, Series 2009-90-IA	5.59%	#I/F I/O	03/25/2037	46,718
380,134		Federal National Mortgage Association, Series 2009-90-IB	5.56%	#I/F I/O	04/25/2037	44,222
724,904		Federal National Mortgage Association, Series 2010-39-SL	5.51%	#I/F I/O	05/25/2040	92,577
489,158		Federal National Mortgage Association, Series 2011-5-PS	6.24%	#I/F I/O	11/25/2040	73,350
320,643		Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	299,781
1,017,632		Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	753,702
969,989		Federal National Mortgage Association, Series 2013-55-KS	5.75%	#I/F	06/25/2043	702,979
950,349		Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	732,702
75,725		Government National Mortgage Association, Series 2009-6-SM	5.78%	#I/F I/O	02/20/2038	10,777
13,621		Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	6,708
565,736		Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	586,403
250,000		Government National Mortgage Association, Series 2011-7-LS	9.55%	#I/F	12/20/2040	272,601
Total US Government / Agency Mortgage Backed Obligations (Cost $7,861,203)						7,240,888

Exchange Traded Funds and Common Stock - 29.6%
2,500		Apple, Inc.				1,402,775
42,000		BlackRock MuniHoldings California Quality Fund, Inc.				555,240
15,100		BlackRock MuniVest Fund, Inc.				134,541
45,790		BlackRock MuniYield Quality Fund, Inc.				579,701
50,200		Eaton Vance Municipal Bond Fund				567,260
575,000		First Trust ISE-Revere Natural Gas Index Fund				11,212,500
180,000		ING Prime Rate Trust				1,047,600
85,000		Invesco Dynamic Credit Opportunities Fund				1,096,500
50,100		Invesco Municipal Trust				580,659
150,000		iShares FTSE China 25 Index Fund				5,752,500
255,000		Japan Equity Fund, Inc.				1,782,450
91,000		Nuveen Floating Rate Income Fund				1,084,720
44,600		Nuveen Municipal High Income Opportunity Fund				535,200
49,300		Nuveen Municipal Opportunity Fund, Inc.				651,746
55,000		Nuveen Premium Income Municipal Fund 2, Inc.				690,250
45,700		Nuveen Premium Income Municipal Fund, Inc.				563,481
255,000		Pimco Dynamic Income Fund				7,428,150
43,300		Pimco Municipal Income Fund				461,578
100,000		Pioneer Floating Rate Trust				1,272,000
190,000		SPDR Barclays High Yield Bond EFT				7,706,400
235,000		Vanguard FTSE Developed Markets ETF				9,794,800
Total Exchange Traded Funds and Common Stock (Cost $52,073,266)						54,900,051

Affiliated Mutual Funds - 14.2% (a)
375,141		DoubleLine Floating Rate Fund				3,811,432
2,088,645		DoubleLine Total Return Bond Fund				22,515,592
Total Affiliated Mutual Funds (Cost $27,531,161)						26,327,024

Purchased Options - 0.3%
10		Gold London PM Fix Call, Expiration December 2014, Strike Price $2,000.00				2,061
382		iShares China Large-Cap ETF Call, Expiration March 2014, Strike Price $40.00				30,560
5,000,000		Euro / U.S. Dollar Call, Expiration November 2014, Strike Price $1.34				107,597
5,000,000		Euro / U.S. Dollar Call, Expiration November 2014, Strike Price $1.34				227,660
25,000,000		U.S. Dollar / Singapore Dollar Call, Expiration May 2014, Strike Price $1.28				208,369
Total Purchased Options (Cost $984,029)						576,247

Short Term Investments - 40.3%
60,924,913		Fidelity Institutional Government Portfolio	0.01%	♦		61,977,071
1,017,000		Morgan Stanley Institutional Liquidity Funds	0.04%	♦		1,017,000
1,000,000		United States Treasury Bills	0.00%		03/06/2014	999,917
10,800,000		United States Treasury Bills	0.00%		01/23/2014	10,799,941
Total Short Term Investments (Cost $73,741,724)						74,793,929

Total Investments - 98.7% (Cost $180,721,815)						183,115,398
Other Assets in Excess of Liabilities - 1.3%						2,534,105
NET ASSETS - 100.0%						$ 185,649,503

	#	Variable rate security. Rate disclosed as of December 31, 2013.
	^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2013, the value of these securities amounted to $8,202,039 or 4.4% of net assets.

	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
	I/O	Interest only security
	P/O	Principal only security
	(a)	Institutional class shares held
	♦	Seven-day yield as of December 31, 2013
	@	Security pays interest at rates that represent residual cash flows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2013 and is subject to change without notice.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments						$ 181,018,189
Gross Tax Unrealized Appreciation						7,997,311
Gross Tax Unrealized Depreciation						(5,900,102)
Net Tax Unrealized Appreciation (Depreciation)						$ 2,097,209

	+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Futures Contracts - Long
Contracts	Security Description		Expiration Month	Unrealized Appreciation (Depreciation) $
68	Hard Red Winter Wheat Future		03/2014	(203,010)
263	mini MSCI EAFE Index Future		03/2014	1,292,162
73	Chicago Board of Trade Wheat Future		03/2014	(186,401)
300	Nikkei-225 Stock Average Future		03/2014	1,181,910
250	S&P500 EMINI Future		03/2014	831,872
				$ 2,916,533

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	825,000	01/02/2014	(8,276)
S&P GSCI Cotton Official Close Index	Morgan Stanley	825,000	01/02/2014	17,418
S&P GSCI GasOil Official Close Index	Morgan Stanley	825,000	01/02/2014	(4,781)
S&P GSCI Heating Oil Official Close Index	Morgan Stanley	825,000	01/02/2014	(2,790)
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	825,000	01/02/2014	(45,342)
S&P GSCI Soybeans Official Close Index	Morgan Stanley	825,000	01/02/2014	(8,059)
				$ (51,830)

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Aluminum Official Close Index	Morgan Stanley	825,000	01/02/2014	5,524
S&P GSCI Coffee Official Close Index	Morgan Stanley	825,000	01/02/2014	33,943
S&P GSCI Corn Official Close Index	Morgan Stanley	825,000	01/02/2014	8,225
S&P GSCI Sugar Official Close Index	Morgan Stanley	825,000	01/02/2014	(6,077)
S&P GSCI Wheat Official Close Index	Morgan Stanley	825,000	01/02/2014	1,022
S&P GSCI Zinc Official Close Index	Morgan Stanley	825,000	01/02/2014	16,736
				$ 59,373

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value $	Currency to be Received		U.S. Value $	Counterparty	Unrealized Appreciation (Depreciation) $
2/18/2014	4,896,376	U.S. Dollars	4,896,376	496,610,000	Japanese Yen	4,716,820	JP Morgan Chase Bank N.A.	(179,556)
2/18/2014	993,220,000	Japanese Yen	9,433,641	10,000,000	U.S. Dollars	10,000,000	JP Morgan Chase Bank N.A.	566,359
			$ 14,330,017					$ 386,803

DoubleLine Low Duration Bond Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares		Security Description	Rate		Maturity	Value $
Asset Backed Securities - 0.9%
15,000,000		SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	14,910,900
Total Asset Backed Securities (Cost $14,999,505)						14,910,900

Collateralized Loan Obligations - 16.7%
419,030		ACA Ltd., Series 2006-1A-A1	0.49%	# ^	07/25/2018	417,771
9,376,540		Apidos Ltd., Series 2006-3A-A1	0.50%	# ^	06/12/2020	9,323,142
3,250,000		Apidos Ltd., Series 2013-16A-X	1.26%	# ^	01/19/2025	3,250,000
103,509		ARES Ltd., Series 2006-5RA-A2	0.49%	# ^	02/24/2018	103,499
1,356,685		ARES Ltd., Series 2006-6RA-A1B	0.47%	# ^	03/12/2018	1,352,729
942,674		ARES Ltd., Series 2006-6RA-A2	0.52%	#	03/12/2018	932,200
212,836		Atrium Corporation, Series 3A-A1	0.57%	# ^	10/27/2016	212,808
2,988,606		Atrium Corporation, Series 4A-A1A	0.49%	# ^	06/08/2019	2,972,837
2,886,721		Atrium Corporation, Series 4A-A2	0.49%	# ^	06/08/2019	2,871,491
860,356		Atrium Corporation, Series 4X-A1A	0.49%	#	06/08/2019	855,817
1,950,000		Avenue Ltd., Series 2005-2A-B1L	2.04%	# ^	10/30/2017	1,936,473
1,889,055		Avenue Ltd., Series 2006-3A-A1L	0.50%	# ^	07/20/2018	1,886,747
3,500,000		Avery Point Ltd., Series 2013-3A-X	1.29%	# ^	01/18/2025	3,500,000
4,500,000		Babson, Inc., Series 2005-2A-A2	0.64%	# ^	07/20/2019	4,408,632
13,532,436		Babson, Inc., Series 2007-1X-A2A	0.46%	#	01/18/2021	13,290,817
195,979		Ballyrock Ltd., Series 2006-1A-A	0.46%	# ^	08/28/2019	196,032
12,501,298		Black Diamond Ltd., Series 2005-1A-A1	0.52%	# ^	06/20/2017	12,418,316
4,500,000		BlueMountain Ltd., Series 2005-1A-A2	0.61%	# ^	11/15/2017	4,474,967
4,184,118		BMI Trust, Series 2013-1AR-A1R	1.18%	# ^	08/01/2021	4,151,382
2,230,000		Brookside Mill Ltd., Series 2013-1A-X	1.14%	# ^	04/17/2025	2,229,059
1,423,000		Callidus Debt Partners Fund Ltd., Series 2006-5A-A1B	0.48%	# ^	11/20/2020	1,404,456
2,250,000		Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.00%	# ^	04/18/2025	2,185,733
2,515,408		Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.49%	# ^	05/21/2021	2,470,149
18,049,148		Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.48%	# ^	05/21/2021	17,859,916
3,618,224		Cent Ltd., Series 2005-10A-A1	0.49%	# ^	12/15/2017	3,602,800
500,000		Cent Ltd., Series 2013-18A-A	1.37%	# ^	07/23/2025	489,883
3,300,000		Chatham Light Ltd., Series 2005-2A-A2	0.64%	# ^	08/03/2019	3,235,389
13,632,034		ColumbusNova Ltd., Series 2007-1A-A1	0.49%	# ^	05/16/2019	13,451,334
170,894		Denali Capital Ltd., Series 6A-A1L	0.50%	# ^	04/21/2020	170,787
1,300,000		Dryden Leveraged Loan, Series 2005-8A-B	0.64%	# ^	05/22/2017	1,288,555
250,000		Dryden Senior Loan Fund, Series 2012-25A-D	4.24%	# ^	01/15/2025	247,434
5,031,781		Eaton Vance Ltd., Series 2007-9A-A2	0.47%	# ^	04/20/2019	5,000,127
2,674,012		Four Corners Ltd., Series 2006-3A-A	0.49%	# ^	07/22/2020	2,638,744
313,554		Franklin Ltd., Series 2006-5A-A2	0.50%	# ^	06/15/2018	309,757
5,000,000		Galaxy Ltd., Series 2012-12X-A	1.64%	#	05/19/2023	5,000,363
9,500,000		Gale Force Ltd., Series 2006-2A-B	0.66%	# ^	04/15/2018	9,531,718
6,199,696		Gannett Peak Ltd., Series 2006-1A-A1A	0.49%	# ^	10/27/2020	6,166,581
3,000,000		GLG Ore Hill Ltd., Series 2013-1A-X1	1.24%	# ^	07/15/2016	3,001,293
1,000,000		GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.44%	# ^	04/17/2022	992,218
722,536		Gulf Stream-Sextant Ltd., Series 2006-1A-A2	0.49%	# ^	08/21/2020	716,607
500,000		ING Ltd., Series 2012-1A-C	5.24%	# ^	03/14/2022	501,858
700,000		ING Ltd., Series 2012-4A-A1	1.63%	# ^	10/15/2023	697,138
5,000,000		Kennecott Funding Ltd., Series 2005-1X-A2B	0.61%	#	01/13/2018	5,002,589
7,452,817		KKR Financial Corporation, Series 2006-1A-A1	0.52%	# ^	08/25/2018	7,398,927
11,778,019		KKR Financial Corporation, Series 2007-1A-A	0.59%	# ^	05/15/2021	11,568,916
10,580,128		KKR Financial Corporation, Series 2007-AA-A	0.99%	# ^	10/15/2017	10,504,555
5,000,000		KKR Financial Corporation, Series 2013-1A-A1	1.39%	# ^	07/15/2025	4,913,678
2,369,150		Landmark Ltd., Series 2005-1X-A2L	0.69%	#	06/01/2017	2,369,292
335,133		Landmark Ltd., Series 2006-7A-A1L	0.52%	# ^	07/15/2018	333,847
7,151,638		Landmark Ltd., Series 2006-8A-A1	0.48%	# ^	10/19/2020	7,124,011
1,000,000		LCM LP, Series 10X-A	1.72%	#	04/15/2022	999,783
335,113		Mountain Capital Ltd., Series 2005-4A-A1L	0.49%	# ^	03/15/2018	333,945
9,750,000		NewMark Capital Funding Ltd., Series 2013-1A-A2	1.36%	# ^	06/02/2025	9,554,543
10,000,000		NewMark Capital Funding Ltd., Series 2013-A1-A1	1.18%	# ^	06/02/2025	9,749,921
1,000,000		Oak Hill Credit Partners, Series 2012-7A-A	1.66%	# ^	11/20/2023	997,653
3,750,000		Oak Hill Credit Partners, Series 2013-9A-X	1.23%	# ^	10/20/2025	3,749,976
9,750,000		Ocean Trails, Series 2013-4A-A	1.67%	# ^	08/13/2025	9,631,165
14,500,000		Pacific Bay Ltd., Series 2003-1A-A2	1.60%	# ^	11/04/2038	13,738,750
8,051,327		Race Point Ltd., Series 2006-3-A	0.50%	# ^	04/15/2020	7,997,439
945,826		TCW Global Project Fund Ltd., Series 2004-1A-REV	0.89%	# ^	06/15/2016	945,826
500,000		Venture Ltd., Series 2005-1A-A2	0.69%	# ^	11/22/2018	492,517
4,000,000		Venture Ltd., Series 2013-14A-X	1.00%	# ^	08/28/2016	4,000,381
2,423,524		Vitesse Ltd., Series 2006-1A-A1L	0.49%	# ^	08/17/2020	2,395,030
2,500,000		WhiteHorse Ltd., Series 2012-1A-B1L	4.49%	# ^	02/03/2025	2,496,221
5,000,000		WhiteHorse Ltd., Series 2013-1A-A1L	1.71%	# ^	11/24/2025	4,963,755
10,000,000		Wind River Ltd., Series 2013-2A-A1	1.66%	# ^	01/18/2026	9,975,000
Total Collateralized Loan Obligations (Cost $282,371,199)						282,985,279

Foreign Corporate Bonds - 19.8%
2,318,000		AES Gener S.A.	7.50%		03/25/2014	2,332,008
2,000,000		America Movil S.A.B. de C.V.	2.38%		09/08/2016	2,068,340
2,000,000		America Movil S.A.B. de C.V.	1.24%	#	09/12/2016	2,022,084
300,000		Andrade Gutierrez International S.A.	4.00%	^	04/30/2018	284,250
2,865,000		Andrade Gutierrez International S.A.	4.00%		04/30/2018	2,714,588
1,050,000		Australia and New Zealand Banking Group Ltd.	2.13%	^	01/10/2014	1,050,307
1,700,000		Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	1,782,283
1,000,000		Banco Bradesco S.A.	2.34%	#	05/16/2014	1,001,022
2,000,000		Banco Bradesco S.A.	4.10%		03/23/2015	2,052,500
6,500,000		Banco Davivienda S.A.	2.95%		01/29/2018	6,288,750
1,500,000		Banco Davivienda S.A.	2.95%	^	01/29/2018	1,451,250
200,000		Banco de Bogota S.A.	5.00%	^	01/15/2017	212,000
7,000,000		Banco de Bogota S.A.	5.00%		01/15/2017	7,420,000
2,815,000		Banco de Chile	6.25%		06/15/2016	3,086,498
7,500,000		Banco de Credito del Peru	4.75%		03/16/2016	7,912,500
8,000,000		Banco de Credito e Inversiones	3.00%		09/13/2017	8,037,560
1,000,000		Banco del Estado de Chile	2.00%	^	11/09/2017	984,744
2,500,000		Banco del Estado de Chile	2.00%		11/09/2017	2,461,860
2,500,000		Banco do Brasil S.A.	4.50%		01/22/2015	2,568,750
2,000,000		Banco do Brasil S.A.	3.88%		01/23/2017	2,050,000
2,000,000		Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,927,500
5,000,000		Banco GNB Sudameris S.A.	3.88%		05/02/2018	4,818,750
200,000		Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	204,500
300,000		Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	306,750
6,500,000		Banco Mercantil del Norte	4.38%		07/19/2015	6,825,000
600,000		Banco Safra S.A.	3.50%		05/16/2014	604,824
8,000,000		Banco Santander	1.84%	#	01/19/2016	7,964,000
6,500,000		Bancolombia S.A.	4.25%		01/12/2016	6,776,250
3,000,000		Bank Of Montreal	1.30%		07/15/2016	3,027,039
3,100,000		Bank Of Nova Scotia	1.38%		07/15/2016	3,136,056
8,000,000		BBVA Banco Continental S.A.	2.25%		07/29/2016	8,000,000
7,000,000		BBVA Bancomer S.A.	4.50%		03/10/2016	7,455,000
850,000		BP Capital Markets PLC	3.63%		05/08/2014	859,413
2,050,000		BP Capital Markets PLC	3.13%		10/01/2015	2,142,650
3,300,000		British Telecommunications PLC	1.63%		06/28/2016	3,331,103
6,000,000		Caixa Economica Federal	2.38%		11/06/2017	5,587,500
1,270,000		Celulosa Arauco y Constitucion S.A.	5.63%		04/20/2015	1,339,625
3,000,000		CNPC General Capital Ltd.	1.45%	^	04/16/2016	2,973,270
2,010,000		CNPC General Capital Ltd.	1.45%		04/16/2016	1,992,091
6,000,000		Corpbanca S.A.	3.13%		01/15/2018	5,770,104
300,000		CSN Islands Corporation	10.00%		01/15/2015	324,750
8,000,000		DBS Bank Ltd.	5.00%	#	11/15/2019	8,233,823
1,500,000		Diageo Capital PLC	7.38%		01/15/2014	1,503,657
1,600,000		Diageo Capital PLC	1.50%		05/11/2017	1,597,846
2,326,100		Dolphin Energy Ltd.	5.89%		06/15/2019	2,544,753
3,170,000		Embraer Overseas Ltd.	6.38%		01/24/2017	3,502,850
2,215,000		Empresas Publicas de Medellin	7.63%		07/29/2019	2,624,774
285,000		Empresas Publicas de Medellin	7.63%		07/29/2019	337,725
145,000		France Telecom S.A.	4.38%		07/08/2014	147,759
650,000		France Telecom S.A.	2.13%		09/16/2015	662,768
2,300,000		France Telecom S.A.	2.75%		09/14/2016	2,389,985
1,800,000		Freeport-McMoRan Copper & Gold, Inc.	2.15%		03/01/2017	1,813,109
1,600,000		Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	1,597,677
5,500,000		Gaz Capital S.A.	5.09%		11/29/2015	5,863,000
1,000,000		Gaz Capital S.A.	8.15%		04/11/2018	1,182,500
6,500,000		Gazprombank OJSC	6.50%		09/23/2015	6,971,250
1,240,000		Global Bank Corporation	4.75%		10/05/2017	1,255,500
7,300,000		Grupo Aval Ltd.	5.25%		02/01/2017	7,730,700
200,000		Grupo Aval Ltd.	5.25%	^	02/01/2017	211,800
6,500,000		Grupo Televisa S.A.B	6.00%		05/15/2018	7,272,324
4,500,000		Hutchison Whampoa International Ltd.	4.63%		09/11/2015	4,773,249
1,625,000		Hutchison Whampoa International Ltd.	2.00%		11/08/2017	1,607,877
2,500,000		Industry & Construction Bank	5.01%	#	09/29/2015	2,565,625
6,500,000		Inversiones CMPC S.A.	4.75%		01/19/2018	6,849,810
1,005,000		IOI Ventures BHD	5.25%		03/16/2015	1,044,965
275,000		Korea Development Bank	4.38%		08/10/2015	289,892
1,900,000		Korea Development Bank	3.25%		03/09/2016	1,982,971
7,000,000		LPG International, Inc.	7.25%		12/20/2015	7,770,000
1,200,000		Lukoil International Finance B.V.	6.38%		11/05/2014	1,254,600
1,000,000		Lukoil International Finance B.V.	3.42%		04/24/2018	1,011,250
400,000		MTR Corporation	4.75%		01/21/2014	400,817
1,700,000		National Australia Bank Ltd.	1.60%		08/07/2015	1,727,781
1,500,000		National Australia Bank Ltd.	3.00%	^	07/27/2016	1,570,994
4,500,000		Novatek Finance Ltd.	5.33%		02/03/2016	4,798,125
7,500,000		Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	7,661,512
3,800,000		Pacific Rubiales Energy Corporation	5.38%	^	01/26/2019	3,838,000
1,850,000		PCCW-HKT Capital No 3 Ltd.	5.25%		07/20/2015	1,962,203
3,211,000		PCCW-HKT Capital No 4 Ltd.	4.25%		02/24/2016	3,385,052
660,000		Pemex Project Funding Master Trust	5.75%		12/15/2015	711,150
4,720,280		Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	4,278,933
1,500,000		Petrobras Global Finance B.V.	2.00%		05/20/2016	1,502,564
4,000,000		Petrobras Global Finance B.V.	1.86%	#	05/20/2016	4,000,000
1,000,000		Petroleos Mexicanos	2.27%	#	07/18/2018	1,032,500
1,500,000		Petroleos Mexicanos	3.50%		07/18/2018	1,543,125
1,500,000		Phosagro Bond Funding Ltd.	4.20%		02/13/2018	1,490,625
3,050,000		Prime Holdings Labuan Ltd.	5.38%		09/22/2014	3,137,023
5,000,000		PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	5,191,855
2,000,000		Qtel International Finance Ltd.	3.38%		10/14/2016	2,100,080
2,300,000		Raizen Energy Finance Ltd.	7.00%		02/01/2017	2,541,500
1,900,000		Raizen Fuels Finance Ltd.	9.50%		08/15/2014	1,993,100
1,292,500		Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	1,376,513
1,420,400		Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,530,481
500,000		Rosneft International Finance Ltd.	6.25%		02/02/2015	526,875
6,000,000		Rosneft International Finance Ltd.	3.15%		03/06/2017	6,089,999
1,500,000		SB Capital S.A.	4.95%		02/07/2017	1,597,500
1,400,000		SB Capital S.A.	5.18%		06/28/2019	1,475,250
6,500,000		Sigma Alimentos S.A.	5.63%		04/14/2018	7,052,501
6,700,000		Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	7,200,135
2,738,000		Southern Copper Corporation	6.38%		07/27/2015	2,944,349
1,450,000		Southern Copper Corporation	1.95%		09/01/2016	1,480,710
1,000,000		Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	963,797
750,000		Tanner Servicios Financieros S.A.	4.38%		03/13/2018	722,848
5,000,000		Telefonos de Mexico S.A.B.	5.50%		01/27/2015	5,216,249
820,000		TM Global, Inc.	5.25%		09/22/2014	844,470
2,500,000		TransCapitalInvest Ltd.	8.70%		08/07/2018	3,052,125
2,000,000		Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	1,870,000
800,000		Tupras Turkiye Petrol Rafinerileri A.S.	4.13%		05/02/2018	748,000
4,500,000		VEB Finance PLC	5.45%		11/22/2017	4,832,100
2,900,000		VTB Capital S.A.	6.47%		03/04/2015	3,052,250
2,000,000		VTB Capital S.A.	6.88%		05/29/2018	2,187,400
3,192,000		Westpac Banking Corporation	1.13%		09/25/2015	3,227,996
3,200,000		WPP Finance UK	8.00%		09/15/2014	3,359,818
Total Foreign Corporate Bonds (Cost $333,614,297)						335,959,813

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.1%
2,400,000		Banco Nacional de Desenvolvimento Economico e Social	3.38%	^	09/26/2016	2,430,000
5,000,000		Banco Nacional de Desenvolvimento Economico e Social	6.37%		06/16/2018	5,450,000
900,000		Brazilian Government International Bond	8.00%		01/15/2018	1,001,250
566,000		Colombia Government International Bond	2.04%	#	11/16/2015	563,170
2,184,000		Colombia Government International Bond	8.70%		02/15/2016	2,467,920
2,945,000		Corporacion Andina de Fomento	3.75%		01/15/2016	3,076,636
2,000,000		Costa Rica Government International Bond	6.55%		03/20/2014	2,021,000
1,800,000		Ecopetrol S.A.	4.25%		09/18/2018	1,903,500
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $18,734,019)						18,913,476

Non-Agency Commercial Mortgage Backed Obligations - 14.8%
6,101,920		Asset Securitization Corporation, Series 1997-D4-PS1	1.72%	# I/O	04/14/2029	268,448
2,000,000		BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-A	1.32%	# ^	08/15/2029	2,001,920
121,738		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	121,682
1,281,398		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	1,289,032
222,373		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	222,387
2,951,950		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-A4	4.67%		06/11/2041	3,071,736
1,300,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,349,104
519,852		Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12-AAB	5.69%	#	09/11/2038	520,495
639,625		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	661,112
3,887,401		Boca Hotel Portfolio Trust, Series 2013-BOCA-A	1.32%	# ^	08/15/2026	3,897,263
4,100,000		Boca Hotel Portfolio Trust, Series 2013-BOCA-D	3.22%	# ^	08/15/2026	4,111,894
88,010		Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	88,010
13,039,548		CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.17%	# ^ I/O	11/15/2044	24,267
615,000		Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	640,669
2,469,642		Commercial Mortgage Pass-Through Certificates, Series 2006-FL12-B	0.34%	# ^	12/15/2020	2,433,464
9,807,437		Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.94%	# I/O	08/15/2045	1,084,840
97,684		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.11%	# ^	11/17/2026	97,936
29,305,201		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.89%	# ^ I/O	12/17/2014	529,545
30,000,000		Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.53%	# ^ I/O	12/17/2014	441,540
405,961		Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	421,331
9,500,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	9,564,699
2,000,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	2,124,621
1,848,550		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.34%	# ^	10/15/2021	1,837,579
4,418,976		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-KERB	0.62%	# ^	09/15/2021	4,347,046
10,972,723		Credit Suisse Mortgage Capital Certificates, Series 2006-TFL2A-KERE	0.77%	# ^	09/15/2021	10,690,877
10,753,042		Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A-A1	0.35%	# ^	04/15/2022	10,729,105
1,000,000		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.32%	# ^	02/15/2022	988,136
20,200,000		Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.54%	# ^	02/15/2022	19,277,021
1,965,875		DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	1,965,285
687,000		DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	688,168
2,724,398		DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	2,771,985
2,100,000		Del Coronado Trust, Series 2013-HDC-A	0.97%	# ^	03/15/2026	2,091,604
2,500,000		Del Coronado Trust, Series 2013-HDC-B	1.47%	# ^	03/15/2026	2,495,868
5,000,000		Extended Stay America Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	4,904,122
4,722,235		GE Capital Commercial Mortgage Corporation, Series 2004-C2-PPL4	8.43%	# ^	03/10/2039	4,750,476
487,000		GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.33%	#	07/10/2039	495,763
1,100,000		GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,144,827
384,320		GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-AAB	4.70%		12/10/2041	387,952
7,250,000		Greenwich Capital Commercial Funding Corporation, Series 2006-FL4A-D	0.44%	# ^	11/05/2021	7,086,165
2,552,239		Greenwich Capital Commercial Funding Corporation, Series 2006-FL4A-G	0.59%	# ^	11/05/2021	2,418,018
865,470		GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	868,403
5,000,000		GS Mortgage Securities Corporation, Series 2013-KYO-A	1.02%	# ^	11/08/2029	4,981,215
182,231		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	182,775
2,663,275		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	2,692,888
91,563		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51%	#	12/12/2044	94,755
351,960		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	366,370
1,800,240		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	1,884,583
3,848,680		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	3,976,128
627,074		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	637,026
4,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.83%	# ^	10/15/2025	4,022,968
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.03%	# ^	10/15/2025	1,003,150
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.54%	# ^	10/15/2025	1,004,038
4,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66%	# ^	07/17/2026	4,012,454
3,500,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-B	3.01%	# ^	07/17/2026	3,539,214
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.97%	# ^	04/15/2028	2,502,313
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.87%	# ^	04/15/2028	2,490,404
6,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-INN-B	2.32%	# ^	10/15/2030	6,013,776
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-A	0.95%	# ^	04/15/2030	4,980,523
2,400,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-D	3.16%	# ^	04/15/2030	2,393,045
3,000,000		JP Morgan Chase Commerical Mortgage Securities Corporation, Series 2013-INN-D	3.57%	# ^	10/15/2030	3,008,861
1,232,690		LB-UBS Commercial Mortgage Trust, Series 2004-C6-A6	5.02%	#	08/15/2029	1,248,701
6,830,000		LB-UBS Commercial Mortgage Trust, Series 2005-C2-AJ	5.21%	#	04/15/2030	7,078,380
10,345,000		LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	10,953,652
985,515		Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	1,001,357
500,000		Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	528,320
10,350,000		Merrill Lynch Mortgage Trust, Series 2005-CKI1-AJ	5.28%	#	11/12/2037	10,898,803
124,672		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.29%	#	12/12/2049	124,517
3,929,704		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.89%	# ^ I/O	08/15/2045	372,174
240,027		Morgan Stanley Capital, Inc., Series 2005-HQ6-AAB	4.97%		08/13/2042	243,727
9,000,000		Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.21%	#	11/14/2042	9,456,916
4,750,000		Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.22%	#	09/15/2042	4,988,595
1,674,561		Morgan Stanley Capital, Inc., Series 2005-T17-A5	4.78%		12/13/2041	1,713,445
10,750,000		Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99%	#	06/12/2047	11,182,068
22,473,911		Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	301,858
9,252,567		Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.60%	# ^	07/15/2019	9,059,881
416,334		Morgan Stanley Capital, Inc., Series 2007-T25-AAB	5.51%		11/12/2049	424,372
8,150,155		Morgan Stanley Capital, Inc., Series 2007-XLF9-J	2.27%	# ^	12/15/2020	8,020,078
1,193,656		Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	1,191,508
4,300,000		RBS Greenwich Capital Mortgage Loan Trust, Series 2010-MB1-C	4.69%	# ^	04/15/2024	4,466,365
1,146,961		RREF LLC, Series 2013-LT2-A	2.83%	^	05/22/2028	1,149,770
220,726		SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	221,282
1,055,784		UBS Commercial Mortgage Trust, Series 2012-C1-A1	1.03%		05/10/2045	1,060,480
1,000,000		Wachovia Bank Commercial Mortgage Trust, Series 2005-C17-A4	5.08%	#	03/15/2042	1,034,358
50,040		Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	52,712
258,038		WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99%	^	03/15/2044	261,101
3,442,424		WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.23%	# ^ I/O	08/15/2045	403,194
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $252,749,149)						252,128,495

Non-Agency Residential Collateralized Mortgage Obligations - 10.1%
498,844		ACE Securities Corporation, Series 2006-NC1-A2C	0.36%	#	12/25/2035	494,673
1,712,047		Banc of America Funding Corporation, Series 2005-E-6A1	4.15%	#	05/20/2035	1,729,246
1,507,384		Banc of America Funding Corporation, Series 2012-R4-A	0.43%	# ^	03/04/2039	1,471,972
4,937,155		Banc of America Funding Corporation, Series 2012-R5-A	0.43%	# ^	10/03/2039	4,862,313
127,495		Banc of America Mortgage Securities, Inc., Series 2005-2-2A1	5.00%		03/25/2020	127,786
52,504		BCAP LLC Trust, Series 2009-RR13-6A5	8.99%	# ^	04/26/2037	54,852
1,264,348		BCAP LLC Trust, Series 2011-RR12-2A5	2.37%	# ^	12/26/2036	1,272,103
1,900,353		Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	1,915,166
285,893		Bear Stearns Asset Backed Securities Trust, Series 2005-3-A1	0.61%	#	09/25/2035	286,317
5,000,000		Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.34%	#	03/25/2037	4,696,115
721,988		Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	741,883
1,972,825		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	2,019,214
1,330,103		Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	1,345,580
924,609		Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.73%	# ^	09/25/2047	925,367
568,156		Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	4.84%	#	03/25/2047	550,384
2,666,142		Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.76%	#	04/25/2036	2,699,077
919,283		Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.35%	#	06/25/2036	892,307
88,164		Countrywide Home Loans, Series 2005-5-A1	5.50%		03/25/2035	88,059
1,399,259		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	1,433,461
1,282,131		Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00%	^	01/26/2037	1,309,028
11,660,704		Credit Suisse Mortgage Capital Certificates, Series 2010-18R-4A2	2.52%	# ^	04/26/2038	11,676,469
56,279		Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.95%	# ^	01/27/2036	57,106
1,906,692		Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.43%	# ^	09/27/2035	1,906,394
9,147,754		Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.30%	# ^	04/27/2035	8,772,797
1,743,622		Ellington Loan Acquisition Trust, Series 2007-2-A2A	1.06%	# ^	05/25/2037	1,727,941
3,280,493		Fieldstone Mortgage Investment Trust, Series 2004-5-M2	1.89%	#	02/25/2035	3,187,113
7,568,884		First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.42%	#	11/25/2036	7,362,639
1,182,669		First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.40%	#	01/25/2036	1,145,558
8		GreenPoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.24%	#	01/25/2047	8
135,762		GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.29%	#	04/25/2047	136,163
768,262		Jefferies & Company, Inc., Series 2010-R7-5A1	1.16%	# ^	09/26/2035	744,650
2,135,013		JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,012,442
4,560,913		JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.33%	#	04/25/2036	4,332,128
7,347,330		JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.27%	#	05/25/2037	7,117,789
119,772		JP Morgan Mortgage Trust, Series 2005-S2-2A8	5.50%		09/25/2035	119,655
397,621		JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	394,473
391,324		JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	389,173
564,995		JP Morgan Resecuritization Trust, Series 2009-7-8A1	4.43%	# ^	01/27/2047	569,068
429,153		JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	436,163
3,739,741		JP Morgan Resecuritization Trust, Series 2011-2-6A11	5.50%	# ^	12/26/2035	3,721,264
1,010,295		JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.42%	# ^	10/26/2036	1,014,008
3,872,840		MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.27%	#	03/25/2047	3,751,854
204,001		MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.35%	#	01/25/2036	199,967
2,495,327		Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.87%	#	03/25/2035	2,487,819
4,553,970		Morgan Stanley Capital, Inc., Series 2006-NC2-A2C	0.34%	#	02/25/2036	4,511,438
284,676		Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	292,527
3,574,003		Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	3,691,274
2,454,285		RAAC Series, Series 2007-SP2-A1	0.36%	#	06/25/2047	2,440,244
14,338,490		Residential Asset Mortgage Products, Inc., Series 2006-RS4-A3	0.33%	#	07/25/2036	13,495,357
5,785,669		Residential Asset Securities Corporation, Series 2006-KS6-A3	0.31%	#	08/25/2036	5,449,672
4,906,210		Residential Asset Securities Corporation, Series 2006-KS9-AI2	0.28%	#	11/25/2036	4,822,432
17,473,353		Residential Asset Securities Corporation, Series 2007-KS2-AI2	0.28%	#	02/25/2037	16,915,585
1,230,302		Residential Asset Securitization Trust, Series 2005-A5-A1	0.46%	#	05/25/2035	1,220,727
1,230,302		Residential Asset Securitization Trust, Series 2005-A5-A2	5.04%	#I/F I/O	05/25/2035	14,003
259,432		Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	259,812
7,548,730		Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.31%	#	01/25/2037	7,338,894
489,656		Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	3.85%	#	06/25/2036	481,233
4,674,042		Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	0.00%	#	02/25/2037	4,357,474
672,011		Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	666,273
357,072		Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	363,074
983,156		Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,032,707
9,950,567		Structured Asset Securities Corporation, Series 2005-AXS-1A3	5.00%	#	03/25/2035	10,242,955
989,789		Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,029,626
361,293		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A9	5.50%		03/25/2036	361,421
72,261		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	72,212
751,689		Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	757,916
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $169,647,879)						171,994,400

US Corporate Bonds - 8.8%
3,050,000		Altria Group, Inc.	4.13%		09/11/2015	3,219,818
3,000,000		American Express Credit Corporation	1.75%		06/12/2015	3,049,496
850,000		Amgen, Inc.	1.88%		11/15/2014	859,657
380,000		Amgen, Inc.	4.85%		11/18/2014	394,211
1,700,000		Amgen, Inc.	2.13%		05/15/2017	1,722,907
750,000		Anheuser-Busch InBev Worldwide, Inc.	5.38%		11/15/2014	781,315
2,200,000		Anheuser-Busch InBev Worldwide, Inc.	0.80%		07/15/2015	2,211,792
3,000,000		AT&T, Inc.	2.50%		08/15/2015	3,081,312
2,122,000		BB&T Corporation	3.20%		03/15/2016	2,220,132
2,000,000		Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	2,010,368
1,137,000		Berkshire Hathaway, Inc.	2.20%		08/15/2016	1,175,151
971,000		Boeing Capital Corporation	3.25%		10/27/2014	993,773
525,000		Boeing Company	5.00%		03/15/2014	529,864
1,600,000		Boeing Company	3.75%		11/20/2016	1,724,640
1,400,000		Caterpillar Financial Services Corporation	1.10%		05/29/2015	1,411,773
1,900,000		Caterpillar Financial Services Corporation	1.35%		09/06/2016	1,913,007
2,637,000		Comcast Corporation	6.50%		01/15/2015	2,796,773
577,000		ConocoPhillips Company	4.75%		02/01/2014	578,967
2,300,000		ConocoPhillips Company	4.60%		01/15/2015	2,398,072
3,155,000		Daimler Finance North America LLC	1.45%	^	08/01/2016	3,175,795
1,315,000		Devon Energy Corporation	5.63%		01/15/2014	1,317,282
1,900,000		Devon Energy Corporation	1.88%		05/15/2017	1,915,358
1,400,000		DIRECTV Holdings LLC	4.75%		10/01/2014	1,441,919
1,600,000		DIRECTV Holdings LLC	2.40%		03/15/2017	1,630,147
2,935,000		Dow Chemical Company	2.50%		02/15/2016	3,027,934
3,000,000		Duke Energy Corporation	2.15%		11/15/2016	3,076,677
3,045,000		eBay, Inc.	0.70%		07/15/2015	3,054,345
550,000		Ecolab, Inc.	2.38%		12/08/2014	558,741
2,531,000		Ecolab, Inc.	1.00%		08/09/2015	2,539,881
2,900,000		Express Scripts Holding Company	2.10%		02/12/2015	2,942,836
3,095,000		General Electric Capital Corporation	1.63%		07/02/2015	3,146,460
1,650,000		General Mills, Inc.	5.20%		03/17/2015	1,740,220
1,100,000		General Mills, Inc.	5.70%		02/15/2017	1,234,377
1,600,000		Gilead Sciences, Inc.	2.40%		12/01/2014	1,626,731
1,300,000		Gilead Sciences, Inc.	3.05%		12/01/2016	1,373,596
1,303,000		Goldman Sachs Group, Inc.	5.75%		10/01/2016	1,455,071
600,000		Hewlett-Packard Company	2.63%		12/09/2014	610,110
2,400,000		Hewlett-Packard Company	3.30%		12/09/2016	2,513,662
1,440,000		John Deere Capital Corporation	0.88%		04/17/2015	1,448,620
1,600,000		John Deere Capital Corporation	1.40%		03/15/2017	1,596,944
2,025,000		JP Morgan Chase & Company	1.10%		10/15/2015	2,033,618
1,025,000		JP Morgan Chase & Company	3.15%		07/05/2016	1,075,240
1,765,000		Kellogg Company	1.13%		05/15/2015	1,777,618
1,400,000		Kellogg Company	1.75%		05/17/2017	1,399,482
1,350,000		Kinder Morgan Energy Partners LP	3.50%		03/01/2016	1,412,793
1,524,000		Kinder Morgan Energy Partners LP	6.00%		02/01/2017	1,709,451
1,900,000		Kraft Foods, Inc.	4.13%		02/09/2016	2,015,319
598,000		Kroger Company	7.50%		01/15/2014	599,369
1,900,000		Kroger Company	4.95%		01/15/2015	1,982,813
245,000		Kroger Company	2.20%		01/15/2017	248,162
1,000,000		KT Corporation	5.88%		06/24/2014	1,022,694
1,329,000		Marriott International, Inc.	5.81%		11/10/2015	1,444,526
1,500,000		Marriott International, Inc.	6.20%		06/15/2016	1,669,356
800,000		MetLife Institutional Funding	1.63%	^	04/02/2015	809,282
750,000		Metropolitan Life Global Funding	5.13%	^	06/10/2014	765,627
200,000		Metropolitan Life Global Funding	2.00%	^	01/09/2015	203,287
1,460,000		Metropolitan Life Global Funding	2.50%	^	09/29/2015	1,504,337
3,100,000		Morgan Stanley	1.75%		02/25/2016	3,143,270
3,400,000		Mylan, Inc.	1.80%	^	06/24/2016	3,468,252
2,244,000		National Rural Utilities Cooperative Finance Corporation	3.88%		09/16/2015	2,362,847
780,000		National Rural Utilities Cooperative Finance Corporation	1.90%		11/01/2015	798,995
2,045,000		ONEOK Partners LP	3.25%		02/01/2016	2,127,352
3,179,000		Phillips 66	1.95%		03/05/2015	3,224,218
1,800,000		PNC Funding Corporation	4.25%		09/21/2015	1,905,367
1,150,000		PNC Funding Corporation	2.70%		09/19/2016	1,200,285
2,852,000		Procter & Gamble Company	3.15%		09/01/2015	2,973,521
1,524,000		Simon Property Group LP	6.75%		05/15/2014	1,534,722
908,000		Simon Property Group LP	5.25%		12/01/2016	1,005,664
1,675,000		Southern Power Company	4.88%		07/15/2015	1,777,780
1,152,000		Southwest Airlines Company	5.25%		10/01/2014	1,189,003
200,000		Southwest Airlines Company	5.75%		12/15/2016	222,966
1,900,000		Southwest Airlines Company	5.13%		03/01/2017	2,065,046
950,000		Thomson Reuters Corporation	1.30%		02/23/2017	946,534
1,040,000		Toyota Motor Credit Corporation	1.00%		02/17/2015	1,047,335
2,290,000		Toyota Motor Credit Corporation	1.75%		05/22/2017	2,302,689
2,401,000		Valero Energy Corporation	4.50%		02/01/2015	2,496,958
2,745,000		Verizon Communications, Inc.	2.50%		09/15/2016	2,840,284
2,900,000		Wal-Mart Stores, Inc.	0.60%		04/11/2016	2,897,416
2,125,000		Waste Management, Inc.	2.60%		09/01/2016	2,194,774
648,000		Wellpoint, Inc.	5.00%		12/15/2014	675,924
2,334,000		WellPoint, Inc.	5.25%		01/15/2016	2,524,807
3,012,000		Wells Fargo & Company	1.50%		07/01/2015	3,055,484
2,975,000		Xerox Corporation	4.25%		02/15/2015	3,087,196
Total US Corporate Bonds (Cost $148,473,110)						149,241,397

US Government / Agency Mortgage Backed Obligations - 1.8%
329,519		Federal Home Loan Mortgage Corporation, Pool G0-6871	6.00%		06/01/2038	366,325
739,189		Federal Home Loan Mortgage Corporation, Pool G0-6954	6.00%		05/01/2040	816,284
671,236		Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	740,676
201,593		Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	219,446
753,879		Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	786,931
144,236		Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	151,380
7,235,528		Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	6,975,744
457,151		Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	471,693
3,590,218		Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	4,092,184
99,007		Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	109,093
345,254		Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	351,795
334,846		Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	368,775
682,971		Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	756,813
539,675		Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	598,936
732,891		Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	812,684
11,656,979		Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	12,431,862
Total US Government / Agency Mortgage Backed Obligations (Cost $29,851,410)						30,050,621

US Government Bonds and Notes - 6.9%
33,400,000		United States Treasury Notes	0.25%		05/31/2014	33,421,543
40,000,000		United States Treasury Notes	0.25%		02/15/2015	40,031,240
27,200,000		United States Treasury Notes	0.88%		12/31/2016	27,263,757
16,300,000		United States Treasury Notes	0.75%		06/30/2017	16,129,991
Total US Government Bonds and Notes (Cost $116,906,593)						116,846,531

Bank Loans - 9.0%
5,985,000		Activision Blizzard, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	10/13/2020	6,034,346
5,984,962		Calpine Construction Finance LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.00%	#	05/04/2020	5,946,599
5,969,925		CIH International, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	05/01/2020	5,983,596
5,984,887		DaVita, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	11/01/2019	6,040,995
5,984,887		Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.00%	#	10/18/2018	6,020,048
3,000,000		EFS Cogen Holdings I LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	3,026,250
6,000,000		Energy Transfer Equity LP, Guaranteed Senior Secured 1st Lien Term Loan	3.25%	#	12/02/2019	5,989,500
6,000,000		Goodyear Tire & Rubber Company, Guaranteed Senior Secured 2nd Lien Term Loan	4.75%	#	04/30/2019	6,073,500
9,984,962		H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	06/05/2020	10,076,326
5,985,000		HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.00%	#	05/01/2018	5,995,593
4,736,842		Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	10/26/2020	4,785,063
6,000,000		Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B-EXT	2.71%	#	04/19/2017	6,013,770
5,988,206		KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/19/2017	6,026,560
6,000,000		Las Vegas Sands LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	12/18/2020	6,005,010
5,992,369		MEG Energy Corporation, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	03/31/2020	6,037,312
5,984,925		NRG Energy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	07/02/2018	5,979,179
5,984,925		Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.25%	#	04/29/2020	5,987,558
5,987,225		Regal Cinemas Corporation, Guaranteed Senior Secured 1st Lien Term Loan	2.67%	#	08/23/2017	6,019,826
6,000,000		Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/27/2020	6,018,750
6,000,000		Schaeffler AG, Senior Secured 1st Lien Term Loan, Tranche C	4.25%	#	01/27/2017	6,061,230
6,000,000		Sealed Air Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	10/03/2018	6,029,069
3,000,000		Terex Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	04/28/2017	3,028,755
5,984,576		Tomkins LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	09/29/2016	6,013,003
6,000,000		Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BE	4.50%	#	08/05/2020	6,049,380
6,000,000		Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	6,021,000
5,985,000		WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	07/01/2020	5,995,474
						153,257,692
Total Bank Loans (Cost $152,940,750)						153,257,692

Short Term Investments - 11.3%
191,900,101		Fidelity Institutional Government Portfolio	0.01%	♦		191,900,101
Total Short Term Investments (Cost $191,900,101)						191,900,101

Total Investments - 101.2% (Cost $1,712,188,012)						1,718,188,705
Liabilities in Excess of Other Assets - (1.2)%						(19,845,170)
NET ASSETS - 100.0%						$ 1,698,343,535

	#	Variable rate security. Rate disclosed as of December 31, 2013.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2013, the value of these securities amounted to $507,898,657 or 29.9% of net assets.

	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
	♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments						$ 1,712,194,273
Gross Tax Unrealized Appreciation						9,671,318
Gross Tax Unrealized Depreciation						(3,676,886)
Net Tax Unrealized Appreciation (Depreciation)						$ 5,994,432

	+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Breakdown as a % of Net Assets:

United States	80.3%
Colombia	2.9%
Chile	2.8%
Brazil	2.8%
Russia	2.5%
Mexico	2.4%
Peru	1.4%
China	1.0%
Singapore	0.9%
Britain	0.8%
Australia	0.6%
Canada	0.4%
Thailand	0.3%
Malaysia	0.3%
Qatar	0.3%
Ireland	0.3%
Indonesia	0.2%
France	0.2%
Supranational	0.2%
Turkey	0.2%
Abu Dhabi	0.1%
South Korea	0.1%
Costa Rica	0.1%
Panama	0.1%
Other Assets and Liabilities	-1.2%
100.0%

Industry Breakdown as a % of Net Assets:

Collateralized Loan Obligation	16.7%
Non-Agency Commercial Mortgage Backed Obligation	14.8%
Short Term Investment	11.3%
Banking	10.7%
Non-Agency Residential Collateralized Mortgage Obligation	10.1%
US Government Bonds and Notes	6.9%
Oil and Gas	4.5%
Chemicals/Plastics	2.0%
Financial Intermediaries	1.8%
Telecommunications	1.8%
US Government / Agency Mortgage Backed Obligation	1.8%
Food Products	1.7%
Utilities	1.4%
Health Care	1.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.1%
Business Equipment and Services	1.1%
Hotels/Motels/Inns and Casinos	1.0%
Transportation	1.0%
Automotive	0.9%
Asset Backed Securities	0.9%
Consumer Products	0.9%
Media	0.8%
Leisure	0.6%
Finance	0.5%
Energy	0.5%
Pulp & Paper	0.5%
Mining	0.4%
Conglomerates	0.4%
Insurance	0.4%
Pharmaceuticals	0.4%
Beverage and Tobacco	0.4%
Drugs	0.4%
Electronics/Electric	0.4%
Packaging	0.4%
Cable Television	0.4%
Industrial	0.2%
Construction	0.2%
Retail	0.2%
Food/Drug Retailers	0.2%
Real Estate	0.1%
Environmental Control	0.1%
Machinery and Tools	0.1%
Steel	0.0%	~
Other Assets and Liabilities	-1.2%
	100.0%
~ Represents less than 0.05% of net assets

DoubleLine Floating Rate Fund
Schedule of Investments
December 31, 2013 (Unaudited)

Principal Amount/Shares		Security Description	Rate		Maturity	Value $
Bank Loans - 89.8%
Air Transport - 2.1%
3,983,741		Continental Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/01/2019	4,013,619
3,982,450		Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.00%	#	10/18/2018	4,005,847
						8,019,466
Automotive - 2.6%
4,000,000		Schaeffler AG, Senior Secured 1st Lien Term Loan, Tranche C	4.25%	#	01/27/2017	4,040,820
5,848,177		Tower Automotive Holdings USA LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	04/23/2020	5,894,466
						9,935,286
Building and Development - 5.7%
3,761,150		Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	3,789,359
6,000,000		CPG International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2020	6,041,250
5,984,848		HD Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/12/2017	6,049,485
5,978,728		Realogy Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	03/05/2020	6,052,535
						21,932,629
Business Equipment and Services - 11.9%
6,000,000		Alixpartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.00%	#	07/10/2020	6,052,500
2,000,000		Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	11/26/2020	2,014,850
5,490,000		Duff & Phelps LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/23/2020	5,496,862
3,982,494		Emdeon, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	11/02/2018	3,996,193
5,990,000		Ion Trading Technologies Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/22/2020	6,043,341
4,449,174		KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/19/2017	4,477,671
3,000,000		Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/12/2020	3,023,745
2,500,000		Mitchell International, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	2,542,975
4,987,437		Monitronics International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/23/2018	5,036,264
5,977,292		Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	5,995,224
1,327,481		Total Safety, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/13/2020	1,333,289
						46,012,914
Cable Television - 1.0%
4,000,000		Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	4,014,000
Chemicals/Plastics - 4.9%
2,626,984		AI Chem & CY SCA, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	10/03/2019	2,654,909
1,363,016		AI Chem & CY SCA, Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/03/2019	1,377,505
5,985,000		Arysta Lifescience LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	05/29/2020	6,030,845
2,992,424		Ineos Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	05/04/2018	3,008,014
3,881,673		PolarPak, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	3,920,490
2,108,563		WNA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	2,129,649
						19,121,412
Conglomerates - 1.0%
4,000,000		Spectrum Brands Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	3.50%	#	09/04/2019	4,013,480
Containers and Glass Products - 5.0%
1,000,000		Ardagh Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	12/17/2019	1,007,500
6,061,731		Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan	5.75%	#	05/29/2020	6,145,080
6,000,000		Exopack Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	05/08/2019	6,112,500
5,977,368		Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/01/2018	6,040,519
						19,305,599
Cosmetics/Toiletries - 1.0%
4,000,000		Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	08/19/2019	4,020,620
Drugs - 3.8%
6,000,000		Akorn, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/13/2020	6,041,250
2,500,000		Salix Pharmaceuticals Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	01/02/2020	2,528,125
5,959,987		Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BE	4.50%	#	08/05/2020	6,009,038
						14,578,413
Electronics/Electric - 4.1%
6,000,000		Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	6,036,000
6,000,000		BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	6,042,210
4,000,000		Kasima LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	05/17/2021	3,990,000
						16,068,210
Financial Intermediaries - 4.5%
3,000,000		Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/02/2021	3,003,750
6,000,000		Guggenheim Partners Investment Management, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	6,066,000
5,277,773		National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	5,341,554
2,985,000		Starwood Property Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/17/2020	2,988,746
						17,400,050
Food Products - 3.6%
5,990,000		CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	07/03/2020	6,018,452
4,000,000		Del Monte Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/08/2018	4,019,980
3,990,000		H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	06/05/2020	4,026,509
						14,064,941
Food/Drug Retailers 1.6%
5,961,998		SUPERVALU, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	03/21/2019	6,027,192
Health Care - 5.4%
5,979,987		American Renal Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	08/20/2019	6,006,150
3,500,000		Britax US Holdings, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/15/2020	3,520,405
5,984,925		DaVita, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	11/01/2019	6,041,033
3,990,000		Surgical Care Affiliates, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.25%	#	06/29/2018	4,019,925
1,500,000		U.S. Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	1,507,500
						21,095,013
Hotels/Motels/Inns and Casinos - 1.6%
6,000,000		Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	06/29/2020	6,028,140
Industrial Equipment - 7.6%
3,000,000		Crosby Worldwide Ltd. Senior Secured 1st Lien Term Loan	4.00%	#	11/23/2020	3,010,305
4,000,000		Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/20/2020	4,047,520
3,990,000		Generac Power Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	05/29/2020	4,002,469
3,604,741		Hupah Finance, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	01/21/2019	3,622,765
4,000,000		Rexnord LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	08/21/2020	4,017,080
6,000,000		TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	6,057,480
4,000,000		WTG Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	12/11/2020	4,026,660
500,000		WTG Holdings Corporation, Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	12/10/2021	502,292
						29,286,571
Insurance - 1.5%
5,972,450		Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	05/24/2019	5,982,006
Leisure - 5.4%
5,985,000		Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/17/2020	6,014,925
4,736,842		Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/26/2020	4,785,063
4,000,000		Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	4,021,680
6,000,000		WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	07/01/2020	6,010,500
						20,832,168
Media - 2.6%
4,000,000		Media General, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/31/2020	4,047,520
5,985,000		Springer Science + Business Media GmbH, Senior Secured 1st Lien Term Loan, Tranche B2	5.00%	#	08/14/2020	6,020,521
						10,068,041
Oil and Gas - 4.7%
5,985,000		Drillships Financing Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	6.00%	#	03/31/2021	6,130,136
1,995,000		Fieldwood Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan	3.88%	#	09/28/2018	2,011,758
4,000,000		Fieldwood Energy LLC, Senior Secured 2nd Lien Term Loan	8.38%	#	09/30/2020	4,094,160
5,928,570		Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/27/2020	5,947,097
						18,183,151
Retailers (other than Food/Drug) - 3.1%
3,982,497		CDW LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	04/29/2020	3,977,877
1,984,377		Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	1,998,764
6,000,000		Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	6,041,280
						12,017,921
Steel - 1.1%
4,329,837		Fortescue Metals Group Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/28/2019	4,392,078
Telecommunications - 1.0%
3,987,481		Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/28/2019	4,003,252
Utilities - 3.0%
1,000,000		Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	10/31/2020	1,008,305
3,974,542		Calpine Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	3.54%	#	04/02/2018	4,008,941
2,500,000		EFS Cogen Holdings I LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	12/17/2020	2,521,875
3,990,000		GIM Channelview Cogeneration LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	05/08/2020	4,024,913
						11,564,034
Total Bank Loans (Cost $345,957,618)						347,966,587

Non-Agency Commercial Mortgage Backed Obligations - 2.0%
7,650,000		CGBAM Commercial Mortgage Trust, Series 2013-BREH-E	4.52%	# ^	05/15/2030	7,766,104
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,714,486)						7,766,104

Short Term Investments - 10.4%
40,315,590		Fidelity Institutional Government Portfolio	0.01%	♦		40,315,590
Total Short Term Investments (Cost $40,315,590)						40,315,590

Total Investments - 102.2% (Cost $393,987,694)						396,048,281
Liabilities in Excess of Other Assets - (2.2)%						(8,680,344)
NET ASSETS - 100.0%						$ 387,367,937

	#	Variable rate security. Rate disclosed as of December 31, 2013.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At December 31, 2013, the value of these securities amounted to $7,766,104 or 2.0% of net assets.

	♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments						$ 393,987,694
Gross Tax Unrealized Appreciation						2,212,900
Gross Tax Unrealized Depreciation						(152,313)
Net Tax Unrealized Appreciation (Depreciation)						$ 2,060,587

	+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

DoubleLine Shiller Enhanced CAPE®
Schedule of Investments
December 31, 2013 (Unaudited)

Shares		Security Description			Value $
Affiliated Mutual Funds - 91.3% (a)
793,034		DoubleLine Core Fixed Income Fund			8,485,461
186,161		DoubleLine Floating Rate Fund			1,891,396
836,962		DoubleLine Low Duration Bond Fund			8,520,274
Total Affiliated Mutual Funds (Cost $19,004,015)					18,897,131

Short Term Investments - 3.8%
778,175		Fidelity Institutional Government Portfolio	0.01%	♦	778,175
Total Short Term Investments (Cost $778,175)					778,175

Total Investments - 95.1% (Cost $19,782,190)					19,675,306
Other Assets in Excess of Liabilities - 4.9%					1,009,387
NET ASSETS - 100.0%					$ 20,684,693

	(a)	Institutional class shares
	♦	Seven-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows+:

Tax Cost of Investments					$ 19,782,190
Gross Tax Unrealized Appreciation					(0)
Gross Tax Unrealized Depreciation					(106,884)
Net Tax Unrealized Appreciation (Depreciation)					$ (106,884)

	+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Total Return Swaps - Long

Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	1,583,000	01/02/2014	31,416
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	154,000	01/02/2014	2,331
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	90,000	01/02/2014	948
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	161,000	01/02/2014	469
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	33,000	01/09/2014	130
Shiller Barclays CAPE US Sector ER USD Index	Barclays Capital, Inc.	346,000	01/09/2014	–
Shiller Barclays CAPE US Sector ER II USD Index	Barclays Capital, Inc.	5,717,000	11/20/2014	283,189
Shiller Barclays CAPE US Sector ER II USD Index	Barclays Capital, Inc.	3,967,000	12/18/2014	127,584
Shiller Barclays CAPE US Sector ER II USD Index	Barclays Capital, Inc.	5,534,000	12/18/2014	101,133
Shiller Barclays CAPE US Sector ER II USD Index	Barclays Capital, Inc.	2,370,000	12/18/2014	91,215
				$ 638,415

Summary of Fair Value Disclosure
December 31, 2013 (Unaudited)

Security Valuation. The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of governments and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2013, the Funds did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2013, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of December 31, 20131:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Money Market Funds	$ 283,262,147	$ 26,459,849	$ 7	$ 62,994,071	$ 191,900,101	$ 40,315,590	$ 778,175
Affiliated Mutual Funds	-	119,446,860	-	26,327,024	-	-	18,897,131
Exchange Traded Funds and Common Stock	-	-	-	54,900,051	-	-	-
Purchased Options	-	-	-	30,560	-	-	-
Total Level 1	283,262,147	145,906,709	7	144,251,706	191,900,101	40,315,590	19,675,306
Level 2
US Government / Agency Mortgage Backed Obligations	15,790,129,473	262,087,194	-	7,240,888	30,050,621	-	-
Non-Agency Residential Collateralized Mortgage Obligations	8,896,602,345	205,900,412	-	13,694,981	171,994,400	-	-
Non-Agency Commercial Mortgage Backed Obligations	2,149,419,681	126,340,681	-	-	252,128,495	7,766,104	-
US Government Bonds and Notes	1,845,642,625	193,921,365	-	-	116,846,531	-	-
Collateralized Loan Obligations	959,414,027	53,887,603	-	4,758,096	282,985,279	-	-
US Corporate Bonds	-	295,260,530	-	-	149,241,397	-	-
Foreign Corporate Bonds	-	273,507,814	498,079,469	-	335,959,813	-	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	10,370,730	3,991,250	-	18,913,476	-	-
Municipal Bonds	-	7,727,200	-	-	-	-	-
Other Short Term Investments	-	-	-	11,799,858	-	-	-
Purchased Options	-	-	-	545,687	-	-	-
Bank Loans	-	-	-	-	153,257,692	347,966,587	-
Total Level 2	29,641,208,151	1,429,003,529	502,070,719	38,039,510	1,511,377,704	355,732,691	-
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	722,485,759	27,195,606	-	824,182	-	-	-
Asset Backed Securities	-	-	-	-	14,910,900	-	-
Total Level 3	722,485,759	27,195,606	-	824,182	14,910,900	-	-
Total	30,646,956,057	1,602,105,844	502,070,726	183,115,398	1,718,188,705	396,048,281	19,675,306
Other Financial Instruments
Level 1
Futures Contracts	-	-	-	2,916,533	-	-	-
Written Options	-	-	-	-	-	-	-
Total Level 1	-	-	-	2,916,533	-	-	-
Level 2
Forwards	-	-	-	386,803	-	-	-
Swaps	-	-	-	7,543	-	-	638,415
Total Level 2	-	-	-	394,346	-	-	638,415
Level 3	-	-	-	-	-	-	-
Total	-	-	-	3,310,879	-	-	638,415
See the Schedules of Investments for further disaggregation of investment categories.
1 There were no transfers between Levels 1 and 2 during the period ended December 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 12/31/2013
Investments in Securities

Non-Agency Residential Collateralized Mortgage Obligations	$ 769,302,261	$ 6,750,658	$ 34,625,352	$ 38,536,643	$ -	$ (38,670,977)	$ 18,222,698	$ (106,280,876)	$ 722,485,759
Total	$ 769,302,261	$ 6,750,658	$ 34,625,352	$ 38,536,643	$ -	$ (38,670,977)	$ 18,222,698	$ (106,280,876)	$ 722,485,759

DoubleLine Core Fixed Income Fund	Balance as of 3/31/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales1	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2013
Investments in Securities

Non-Agency Residential Collateralized Mortgage Obligations	$ 24,349,167	$ 240,861	$ 2,216,856	$ 1,495,883	$ -	$ (1,107,161)	$ -	$ -	$ 27,195,606
Total	$ 24,349,167	$ 240,861	$ 2,216,856	$ 1,495,883	$ -	$ (1,107,161)	$ -	$ -	$ 27,195,606

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2013 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$722,485,759	Market Comparables, Discounted Cash Flow	Market Quotes	$70.15 - $124.07	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security.

DoubleLine Core Fixed Income Fund	Fair Value as of 12/31/2013 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$27,195,606	Market Comparables, Discounted Cash Flow	Market Quotes	$81.91 - $91.32	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security.

* Level 3 securities are typically valued by pricing vendors.  The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
                                             Ronald R. Redell, President

Date  2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
                                             Ronald R. Redell, President

Date  2/19/2014

By (Signature and Title) /s/ Susan Nichols
                                             Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  2/19/2014